UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

A copy of the Semi-Annual Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

Highland Funds II

Highland Global Allocation Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Tax-Exempt Fund

Highland Fixed Income Fund

Semi-Annual Report

March 31, 2018

Highland Funds II

Highland Global Allocation Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Tax-Exempt Fund

Highland Fixed Income Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Global Allocation Fund

Objective

Highland Global Allocation Fund seeks to provide long-term growth of capital and future income (future income means the ability to pay dividends in the future.)

Net Assets as of March 31, 2018

$505.5 million

Portfolio Data as of March 31, 2018

The information below provides a snapshot of Highland Global Allocation Fund at the end of the reporting period. Highland Global Allocation Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/2018 (%)(1)
U.S. Equity	79.2
U.S. Master Limited Partnerships	25.5
U.S. Senior Loans	21.3
Non-U.S. Government Bonds	8.6
Non-U.S. Equity	8.4
U.S. Asset-Backed Securities	4.0
U.S. Registered Investment Companies	2.7
Non-U.S. Senior Loans	1.9
U.S. Rights	0.9
Non-U.S. Investment Companies	0.7
U.S. Corporate Bonds & Notes	0.3
U.S. Purchased Call Options	0.3
U.S. Purchased Put Options	0.1
U.S. Warrants	0.0 †
Non-U.S. Warrants	0.0 †
Non-U.S. Corporate Bonds & Notes	(1.0)
Common Stocks	(22.5)
Other Investments and Assets & Liabilities	(30.4)

Top 10 Holdings as of 03/31/2018 (%)(1)
Vistra Energy Corp. (U.S. Equity)	30.0
TerreStar Corporation (U.S. Equity)	16.9
TerreStar Corporation 5.50%, 02/27/20 (U.S. Senior Loans)	9.8
Argentine Republic Government International Bond 2.50%, 12/31/38 (Non-U.S. Government Bonds)	8.2
American Airlines Group, Inc. (U.S. Equity)	7.8
Energy Transfer Equity LP (U.S. Master Limited Partnerships)	5.3
Fieldwood Energy LLC 9.00%, 09/30/20 (U.S. Senior Loans)	4.7
MPM Holdings, Inc. (U.S. Equity)	3.9
Enterprise Products Partners LP (U.S. Master Limited Partnerships)	3.5
MPLX LP (U.S. Master Limited Partnerships)	3.3

(1)	Asset classifications and holdings are calculated as a percentage of total net assets and net of long and short positions.

(†)	Less than 0.05%

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Premier Growth Equity Fund

Objective

Highland Premier Growth Equity Fund seeks long-term growth of capital and future income rather than current income.

Net Assets as of March 31, 2018

$152.3 million

Portfolio Data as of March 31, 2018

The information below provides a snapshot of Highland Premier Growth Equity Fund at the end of the reporting period. Highland Premier Growth Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2018 (%)(1)
Software & Services	28.5
Technology Hardware & Equipment	10.0
Semiconductors & Semiconductor Equipment	9.9
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Energy	6.2
Diversified Financials	5.2
Retailing	5.1
Capital Goods	4.6
Banks	4.0
Consumer Durables & Apparel	2.6
Real Estate	2.5
Consumer Services	2.1
Transportation	2.1
Healthcare Equipment & Services	2.1
Utilities	1.9
Materials	0.4
Automobiles & Components	(0.3)
Other Investments and Assets & Liabilities	5.4

Top 10 Holdings as of 03/31/2018 (%)(1)
Minerva Neurosciences, Inc. (Common Stocks)	3.6
Visa, Inc. (Common Stocks)	3.1
Intel Corp. (Common Stocks)	3.1
CIT Group, Inc. (Common Stocks)	3.0
Alibaba Group Holding, Ltd. (Common Stocks)	3.0
Apple, Inc. (Common Stocks)	3.0
SBA Communications Corp. (Common Stocks)	2.5
Highland Merger Arbitrage Fund (Registered Investment Companies)	2.4
Microsoft Corp. (Common Stocks)	2.4
EPAM Systems, Inc. (Common Stocks)	2.3

(1)	Industries and holdings are calculated as a percentage of total net assets.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Small-Cap Equity Fund

Objective

Highland Small-Cap Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2018

$51.8 million

Portfolio Data as of March 31, 2018

The information below provides a snapshot of Highland Small-Cap Equity Fund at the end of the reporting period. Highland Small-Cap Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2018 (%)(1)
Pharmaceuticals, Biotechnology & Life Sciences	20.7
Banks	16.1
Materials	15.5
Real Estate	11.1
Energy	11.1
Healthcare Equipment & Services	9.7
Retailing	8.7
Software & Services	8.2
Utilities	4.2
Transportation	3.0
Diversified Financials	2.1
Consumer Services	1.6
Capital Goods	1.2
Semiconductors & Semiconductor Equipment	1.1
Media	0.9
Consumer Durables & Apparel	0.9
Technology Hardware & Equipment	0.9
Commercial & Professional Services	0.6
Food & Staples Retailing	0.6
Automobiles & Components	0.5
Other Investments and Assets & Liabilities	(18.7)

Top 10 Holdings as of 03/31/2018 (%)(1)
MPM Holdings, Inc. (Common Stocks)	12.9
Eurobank Ergasias SA (Common Stocks)	5.5
Alpha Bank AE (Common Stocks)	5.1
National Bank of Greece SA (Common Stocks)	4.6
Heron Therapeutics, Inc. (Common Stocks)	4.5
Community Health Systems, Inc. (Common Stocks)	3.9
Jernigan Capital, Inc. (Common Stocks)	3.7
Finish Line, Inc. (The) (Common Stocks)	2.7
NexPoint Residential Trust, Inc. (Common Stocks)	2.7
Fortinet, Inc. (Common Stocks)	2.4

(1)	Industries and holdings are calculated as a percentage of total net assets.

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Total Return Fund

Objective

Highland Total Return Fund seeks maximum total return, which includes both income and capital appreciation.

Net Assets as of March 31, 2018

$94.9 million

Portfolio Data as of March 31, 2018

The information below provides a snapshot of Highland Total Return Fund at the end of the reporting period. Highland Total Return Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2018 (%)(1)(2)
AAA	0.1
AA	3.4
A	24.5
BBB	54.5
BB	1.7
B	0.3
D	0.4
Not Rated	15.1

Sector Classifications as of 03/31/2018 (%)(1)
Common Stocks	62.3
Corporate Bonds & Notes	18.8
Registered Investment Companies	7.2
Other Investments and Assets & Liabilities	4.6
U.S. Treasury Bills	1.8
Preferred Stocks	1.7
Agency Mortgage-Backed Securities	1.7
U.S. Treasuries	1.6
Foreign Corporate Bonds & Notes	0.2
Non-Agency Collateralized Mortgage-Backed Securities	0.1
Agency Collateralized Mortgage Obligations	0.0	†
Asset-Backed Securities	0.0	†

Top 10 Holdings as of 03/31/2018 (%)(1)(2)
PICO Holdings, Inc. (Common Stocks)	7.5
CenturyLink, Inc. (Common Stocks)	4.1
Bollore SA (Common Stocks)	3.7
Alphabet, Inc. (Common Stocks)	3.5
British American Tobacco PLC (Common Stocks)	3.2
Liberty Media Corp-Liberty Formula One (Common Stocks)	3.2
Walgreens Boots Alliance, Inc. (Common Stocks)	3.0
Gramercy Property Trust (Common Stocks)	2.9
Financiere de L’Odet SA (Common Stocks)	2.4
Jamba, Inc. (Common Stocks)	2.3

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

(2)	Excludes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $2,079,358 and cash equivalent investments in the amount of $7,574,622.

(†)	Less than 0.05%

4	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Tax-Exempt Fund

Objective

Highland Tax-Exempt Fund seeks as high a level of income exempt from federal income taxation as is consistent with the preservation of capital.

Net Assets as of March 31, 2018

$13.2 million

Portfolio Data as of March 31, 2018

The information below provides a snapshot of Highland Tax-Exempt Fund at the end of the reporting period. Highland Tax-Exempt Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2018 (%)(1)(2)
AAA	6.4
AA	33.5
A	31.6
BBB	12.8
Not Rated	15.7

Sector Classifications as of 03/31/2018 (%)(1)
Municipal Bonds & Notes	98.5
Cash Equivalents	0.3
Other Investments and Assets & Liabilities	1.2

Top 10 Holdings as of 03/31/2018 (%)(1)(2)
Los Angeles County Public Works Financing Authority 5.00%, 12/01/27 (Municipal Bonds & Notes)	4.5
Great Lakes Water Authority Water Supply System 5.00%, 07/01/29 (Municipal Bonds & Notes)	4.3
Carol Stream Park District, GO 5.00%, 01/01/32 (Municipal Bonds & Notes)	4.3
Golden State Tobacco Securitization Corp. 5.00%, 06/01/29 (Municipal Bonds & Notes)	4.2
Regional Transportation District, CO 5.00%, 11/01/27 (Municipal Bonds & Notes)	4.2
Pennsylvania Turnpike Commission 5.00%, 12/01/32 (Municipal Bonds & Notes)	4.2
New Jersey Economic Development Authority 5.00%, 06/15/29 (Municipal Bonds & Notes)	4.2
Central Texas Turnpike System 5.00%, 08/15/31 (Municipal Bonds & Notes)	4.2
District of Columbia 5.00%, 04/01/30 (Municipal Bonds & Notes)	4.1
Town of Fairfield, CT, GO 5.00%, 01/01/21 (Municipal Bonds & Notes)	4.1

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer specific factors as cash flows, capital structure and leverage ratios, ability to deleverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality Ratings are subject to change. A portion of the Tax-Exempt Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

(2)	Excludes the Fund’s cash equivalent investments in the amount of $31,933.

Semi-Annual Report	5

FUND PROFILE (unaudited)

Highland Fixed Income Fund

Objective

Highland Fixed Income Fund seeks maximum income consistent with prudent investment management and the preservation of capital.

Net Assets as of March 31, 2018

$138.4 million

Portfolio Data as of March 31, 2018

The information below provides a snapshot of Highland Fixed Income Fund at the end of the reporting period. Highland Fixed Income Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2018 (%)(1)
AAA	1.6
AA	13.7
A	11.2
BBB	35.8
BB	4.9
B	0.7
CCC	0.5
Not Rated	31.6

Sector Classifications as of 03/31/2018 (%)(1)
Corporate Bonds & Notes	38.0
Municipal Bonds & Notes	13.1
Agency Mortgage-Backed Securities	10.3
Asset-Backed Securities	8.1
Registered Investment Companies	5.6
U.S. Treasuries	5.0
Foreign Corporate Bonds & Notes	4.7
U.S. Government Agencies	3.9
Preferred Stocks	2.3
Common Stocks	2.1
Non-Agency Collateralized Mortgage-Backed Securities	1.6
Other Investments and Assets & Liabilities(3)	5.2
Agency Collateralized Mortgage Obligations	0.1

Top 10 Holdings as of 03/31/2018 (%)(1)(2)
Wheaton College 1.75%, 10/01/35 (Municipal Bonds & Notes)	1.4
Federal National Mortgage Assoc. 1.38%, 10/29/20 (U.S. Government Agencies)	1.4
Federal National Mortgage Assoc. 4.50%, 09/01/40 (Agency Mortgage-Backed Securities)	1.2
Federal National Mortgage Assoc. 3.00%, 06/01/43 (Agency Mortgage-Backed Securities)	1.1
New York State Housing Finance Agency 1.95%, 05/01/49 (Municipal Bonds & Notes)	1.1
City of West Memphis 1.80%, 10/01/21 (Municipal Bonds & Notes)	1.1
Federal National Mortgage Assoc. 2.00%, 06/30/21 (U.S. Government Agencies)	1.1
U.S. Treasury Notes 0.75%, 09/30/18 (U.S. Treasuries)	1.1
U.S. Treasury Notes 1.00%, 10/15/19 (U.S. Treasuries)	1.1
Federal National Mortgage Assoc. 3.00%, 05/01/43 (Agency Mortgage-Backed Securities)	1.1

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer specific factors as cash flows, capital structure and leverage ratios, ability to deleverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality Ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

(3)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $5,208,268 and cash equivalent investments in the amount of $5,944,809.

6	Semi-Annual Report

FINANCIAL STATEMENTS

March 31, 2018

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Semi-Annual Report	7

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a)(j) - 21.3%

CHEMICALS (b)(r) - 0.2%
1,102,216	Vertellus Holdings LLC Second Lien Term Loan, 1-month LIBOR + 12.000%, 10/31/2021	1,067,386

ENERGY (c) - 6.9%
8,060,550	Azure Midstream Energy LLC Term Loan B, 1-month LIBOR + 6.500%, 11/15/2018	7,912,800
3,000,000	Chief Exploration & Development LLC Second Lien Term Loan, 2-month LIBOR + 6.500%, 05/16/2021	2,983,755
24,743,431	Fieldwood Energy LLC First Lien Last Out Term Loan, 1-month LIBOR + 7.125%, 09/30/2020	23,784,623

		34,681,178

FINANCIAL - 0.5%
2,389,955	Walter Investment Management Corp. Term Loan, 1-month LIBOR + 6.000%, 06/30/2022	2,331,210

MANUFACTURING - 0.7%
1,866,667	VC GB Holdings, Inc. Second Lien Term Loan, 1-month LIBOR + 8.000%, 02/28/2025	1,894,667
1,481,481	WireCo WorldGroup, Inc. 3-month LIBOR + 9.000%, 09/30/2024	1,511,111

		3,405,778

MEDIA & TELECOMMUNICATIONS (g) - 0.3%
1,928,571	iHeartCommunications, Inc. Tranche D Term Loan	1,529,270

RETAIL - 2.1%
5,195,150	Academy, Ltd. Term Loan B, 3-month LIBOR + 4.000%, 07/01/2022	4,158,718
3,346,866	Toys ‘R’ Us-Delaware, Inc. 1-month LIBOR + 8.750%, 01/18/2019	3,355,233
7,419,025	Term Loan B-4 (g)	2,909,334

		10,423,285

SERVICE - 0.5%
2,500,000	Advantage Sales & Marketing, Inc. Second Lien Term Loan, 3-month LIBOR + 6.500%, 07/25/2022	2,408,038

TELECOMMUNICATIONS (b)(d)(r) - 9.8%
49,428,559	TerreStar Corporation Term Loan A, PIK 11.000%, 02/27/2020	49,329,702

Principal Amount ($)		Value ($)

UTILITIES - 0.5%
927,721	Granite Acquisition, Inc. Second Lien Term Loan B, 3-month LIBOR + 7.250%, 12/19/2022	940,770
471,039,553	Texas Competitive Electric Holdings Co., LLC Non Extended Escrow Loan (e)	1,413,118

		2,353,888

	Total U.S. Senior Loans (Cost $119,426,942)	107,529,735

Non-U.S. Senior Loans (a)(c) - 1.9%

HEALTHCARE (b)(r) - 0.9%
4,675,686	HLS Therapeutics, Inc. Term Loan, 3-month LIBOR + 9.000%, 08/03/2021	4,633,605

INFORMATION TECHNOLOGY - 0.9%
5,390,222	Evergreen Skills Lux S.a.r.l. Second Lien Term Loan, 1-month LIBOR + 8.250%, 04/28/2022	4,691,191

MANUFACTURING - 0.1%
360,073	Doncasters U.S. Finance LLC Second Lien Term Loan, 3-month LIBOR + 8.250%, 10/09/2020	344,471

	Total Non-U.S. Senior Loans (Cost $10,125,702)	9,669,267

U.S. Corporate Bonds & Notes - 0.8%

AUTOMOBILES & COMPONENTS (g) - 0.0%
75,000,000	DPH Holdings Corp	1
25,000,000	DPH Holdings Corp	—
30,000,000	DPH Holdings Corp	—

		1

ENERGY (f) - 0.5%
37,083,000	Ocean Rig UDW, Inc. (b)(g)(r)	2,558,727
290	Permian Resources LLC/AEPB Finance Corp. 7.38%, 11/01/2021	216

		2,558,943

HEALTHCARE EQUIPMENT & SERVICES - 0.1%
642,000	Quorum Health Corp. 11.63%, 04/15/2023	683,730

TELECOMMUNICATION SERVICES (g)(h) - 0.0%
9,500,000	Avaya, Inc.	—

UTILITIES (e) - 0.1%
75,094,000	Texas Competitive Electric Holdings Co., LLC	262,829
9,346,000	Texas Competitive Electric Holdings Co., LLC	32,711
25,000,000	Texas Competitive Electric Holdings Co., LLC	125,000
51,140,000	Texas Competitive Electric Holdings Co., LLC	178,990

8	See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

U.S. Corporate Bonds & Notes (continued)

UTILITIES (e) (continued)
3,000,000	11.50%, 10/01/2020	30,000

		629,530

	Total U.S. Corporate Bonds & Notes (Cost $31,120,607)	3,872,204

Non-U.S. Government Bonds (c)(h) - 8.6%
62,500,000	Argentine Republic Government International Bond 2.500% (i)	41,656,250
40,000,000	Provincia de Buenos Aires, BADLAR + 3.830% (j)	2,061,395

	Total Non-U.S. Government Bonds (Cost $32,850,876)	43,717,645

Shares

U.S. Equity - 79.2%

BANKS - 1.0%
39,200	CIT Group, Inc. (h)	2,018,800
3,000	Citizens Financial Group, Inc.	125,940
19,556	Ditech Holding Corp. (h)(k)	175,809
33,318	Ditech Holding Corp.	16,659
26,437	Ditech Holding Corp.	6,609
16,054,749	Gambier Bay LLC (d)(k)	2,528,623
15,000	Umpqua Holdings Corp. (l)	321,150

		5,193,590

CAPITAL GOODS - 0.2%
4,500	Applied Industrial Technologies, Inc.	328,050
5,000	Fastenal Co. (l)	272,950
1,700	Raytheon Co.	366,894
500	WW Grainger, Inc.	141,135

		1,109,029

CHEMICALS (k) - 4.1%
730,484	MPM Holdings, Inc. (h)	19,467,399
881,773	Vertellus Specialties, Inc. (b)(r)	1,190,393

		20,657,792

CONSUMER DURABLES & APPAREL - 0.1%
698	Lennar Corp., Class B (h)	33,287
7,000	NIKE, Inc., Class B	465,080

		498,367

CONSUMER SERVICES (h)(k) - 2.1%
732,928	K12, Inc.	10,392,919

DIVERSIFIED FINANCIALS - 0.8%
300	BlackRock, Inc.	162,516
41,300	Citigroup, Inc. (h)	2,787,750
1,000	Goldman Sachs Group, Inc. (The)	251,860
1,500	S&P Global, Inc.	286,590
5,000	TD Ameritrade Holding Corp.	296,150

		3,784,866

ENERGY - 1.0%
76,300	Continental Resources, Inc. (h)(k)	4,497,885

Shares		Value ($)

ENERGY (continued)
3,500	Energen Corp. (k)	220,010
6,000	Marathon Petroleum Corp.	438,660

		5,156,555

FOOD & STAPLES RETAILING (k) - 0.0%
4,000	United Natural Foods, Inc.	171,760

HEALTHCARE EQUIPMENT & SERVICES - 2.6%
61,625	Brookdale Senior Living, Inc. (h)(k)	413,504
2,000	Laboratory Corp. of America Holdings (k)	323,500
24,500	Molina Healthcare, Inc. (h)(k)	1,988,910
365,750	Patterson Cos., Inc. (h)	8,130,622
176,509	Quorum Health Corp. (h)(k)	1,443,844
3,500	ResMed, Inc.	344,645
15,000	Select Medical Holdings Corp. (k)	258,750

		12,903,775

INSURANCE (h) - 0.3%
100,000	FGL Holdings (k)	1,015,000
11,110	FNF Group	444,622

		1,459,622

MATERIALS - 1.6%
15,000	Freeport-McMoRan Copper & Gold, Inc. (k)	263,550
6,000	Schnitzer Steel Industries, Inc., Class A	194,100
219,800	United States Steel Corp. (h)	7,734,762

		8,192,412

MEDIA (h)(k) - 0.6%
196,250	Cumulus Media, Inc., Class A	14,739
77,945	Loral Space & Communications, Inc.	3,246,409

		3,261,148

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (k) - 2.5%
172,418	Collegium Pharmaceutical, Inc. (h)	4,405,280
136,731	Heron Therapeutics, Inc. (h)	3,773,776
363,906	Minerva Neurosciences, Inc. (h)	2,274,412
122,600	TG Therapeutics, Inc. (h)	1,740,920
5,200	Ultragenyx Pharmaceutical, Inc. (h)	265,148
1,500	Vertex Pharmaceuticals, Inc.	244,470

		12,704,006

REAL ESTATE - 3.6%
25,380	Macerich Co. (The), REIT (h)	1,421,788
1,572,908	Independence Realty Trust, Inc., REIT (h)	14,439,295
101,918	Jernigan Capital, Inc., REIT (h)	1,844,716
2,219,361	RAIT Financial Trust, REIT (h)	358,427

		18,064,226

RETAIL - 0.2%
3,500	Best Buy Co., Inc.	244,965
2,000	Pool Corp.	292,440
4,000	TJX Cos., Inc. (The)	326,240

		863,645

See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Global Allocation Fund

Shares		Value ($)

U.S. Equity (continued)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
3,000	Applied Materials, Inc.	166,830
6,000	Intel Corp.	312,480
47,700	QUALCOMM, Inc. (h)	2,643,057

		3,122,367

SOFTWARE & SERVICES - 3.0%
2,000	ANSYS, Inc. (k)	313,380
342,391	Avaya Holdings Corp. (k)	7,669,558
3,406	Black Knight, Inc. (h)(k)	160,423
37,300	CDK Global, Inc. (h)	2,362,582
2,500	Cognizant Technology Solutions Corp., Class A	201,250
44,050	Fortinet, Inc. (h)(k)	2,360,199
1,800	Intuit, Inc.	312,030
1,500	Microsoft Corp.	136,905
59,998	Twitter, Inc. (h)(k)	1,740,542

		15,256,869

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,500	Motorola Solutions, Inc.	157,950
7,000	Plantronics, Inc.	422,590

		580,540

TELECOMMUNICATION SERVICES (b)(d)(k)(m)(r) - 16.9%
306,550	TerreStar Corporation	85,447,747

TRANSPORTATION (h) - 7.8%
758,800	American Airlines Group, Inc.	39,427,248

UTILITIES - 30.1%
15,000	AES Corp.	170,550
3,975	NRG Energy, Inc. (h)	121,357
3,000	Ormat Technologies, Inc.	169,140
7,279,243	Vistra Energy Corp. (h)(k)	151,626,631

		152,087,678

	Total U.S. Equity (Cost $513,553,350)	400,336,161

Non-U.S. Equity (c) - 10.8%

CONSUMER DISCRETIONARY - 0.5%
5,000	Carnival Corp.	327,900
156,900	Haseko Corp. (h)	2,382,637
10,000	Netshoes Cayman, Ltd. (h)(k)	59,200

		2,769,737

CONSUMER DURABLES & APPAREL (k) - 0.0%
10,000	Under Armour, Inc., Class A	163,500

CONSUMER STAPLES - 0.1%
13,000	Coca-Cola European Partners PLC	541,580

ENERGY - 0.3%
75	Ocean Rig UDW, Inc. (k)	1,892
2,500	Pioneer Natural Resources Co.	429,450
48,845	Transportadora de Gas del Sur SA, Class B ADR (h)(k)	993,508

		1,424,850

Shares		Value ($)

FINANCIAL - 2.4%
22,370	Banco Macro SA ADR (h)	2,415,289
100,000	Banco del Bajio SA (f)(k)	213,603
11,540	BBVA Banco Frances SA ADR (h)	263,227
6,029	Grupo Financiero Galicia SA ADR (h)	396,467
283,287	Grupo Supervielle SA ADR (h)	8,594,928

		11,883,514

FOOD, BEVERAGE & TOBACCO - 0.4%
230,342	Adecoagro SA (h)(k)	1,732,172
5,000	McCormick & Co., Inc.	531,950

		2,264,122

HEALTHCARE EQUIPMENT & SERVICES (k) - 0.5%
275,000	HLS Therapeutics, Inc. (r)	2,452,977
2,000	Edwards Lifesciences Corp.	279,040

		2,732,017

INDUSTRIALS - 1.7%
380,000	Atento SA (h)	2,964,000
100,000	GL Events (h)	3,006,985
114,600	Recruit Holdings Co., Ltd. (h)	2,827,554

		8,798,539

INFORMATION TECHNOLOGY - 1.2%
16,069	MercadoLibre, Inc. (h)	5,726,831
2,000	Skyworks Solutions, Inc.	200,520

		5,927,351

MATERIALS - 0.1%
12,000	Newmont Mining Corp.	468,840

MEDIA (h) - 0.6%
131,733	Cablevision Holdings Spon GDR (k)	2,963,992
38,933	Grupo Clarin SA, Class B GDR	235,545

		3,199,537

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (h) - 0.1%
5,000	Idorsia, Ltd.	119,674

REAL ESTATE (h) - 0.1%
6,453	IRSA Propiedades Comerciales SA ADR	287,158

RETAILING (h)(k) - 0.2%
31,000	Despegar.com Corp.	968,750

TRANSPORTATION (h)(k) - 1.1%
445,098	Corp. America Airports SA	5,492,509

UTILITIES - 1.5%
500,000	Central Puerto SA	866,779
96,250	Central Puerto SA ADR (h)(k)	1,636,250
684,500	Cia Energetica de Minas Gerais (h)(k)	1,610,540
56,500	Pampa Energia SA ADR (h)(k)	3,367,400
25,000	Voltalia SA (h)(k)	298,239

		7,779,208

	Total Non-U.S. Equity (Cost $56,070,137)	54,820,886

10	See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Global Allocation Fund

Shares		Value ($)

U.S. Rights - 0.9%

UTILITIES (k) - 0.9%
7,905,143	Texas Competitive Electric Holdings Co., LLC	4,407,117

	Total U.S. Rights (Cost $22,366,944)	4,407,117

U.S. Warrants - 0.0%

HEALTHCARE (k) - 0.0%
38,742	Avaya Holdings Corp.	213,081

	Total U.S. Warrants (Cost $54,380)	213,081

Non-U.S. Warrants (c) - 0.0%

HEALTHCARE (b)(k) - 0.0%
42,032	HLS Therapeutics, Inc.	157,620

	Total Non-U.S. Warrants (Cost $—)	157,620

U.S. Purchased Call Options (n) - 0.3%
	Total U.S. Purchased Call Options (Cost $1,825,526)	1,398,650

U.S. Purchased Put Options (n) - 0.1%
	Total U.S. Purchased Put Options (Cost $1,099,403)	235,600

U.S. Registered Investment Companies (d) - 2.7%
688,774	Highland Merger Arbitrage Fund, Class Z	13,844,351
664	NexPoint Strategic Opportunities Fund, Common (h)	15,259

	Total U.S. Registered Investment Companies (Cost $13,936,203)	13,859,610

U.S. Master Limited Partnerships (c) - 25.5%

ENERGY - 25.5%
890,500	Boardwalk Pipeline Partners LP (h)	9,038,575
1,895,090	Energy Transfer Equity LP (h)	26,929,229
716,975	Enterprise Products Partners LP (h)	17,551,548
4,405,532	Highland Energy MLP Fund (d)	14,009,590
509,714	MPLX LP (h)	16,840,950
30,000	NextDecade Corp. (h)(k)	148,200
100,000	Plains GP Holdings LP, Class A (h)	2,175,000
60,000	SemGroup Corp., Class A (h)	1,284,000
12,000	Shell Midstream Partners LP (h)	252,600
337,676	Targa Resources Corp. (h)	14,857,744
283,255	Western Gas Equity Partners LP (h)	9,381,406
624,764	Williams Cos., Inc. (The) (h)	15,531,633
33,023	Williams Partners LP (h)	1,136,982

		129,137,457

	Total U.S. Master Limited Partnerships (Cost $193,857,741)	129,137,457

Non-U.S. Investment Companies (b)(c)(d)(r) - 0.7%
10,000	BB Votorantim Highland Infrastructure LLC, Series I	3,481,712

	Total Non-U.S. Investment Companies (Cost $4,571,783)	3,481,712

Principal Amount ($)		Value ($)

U.S. Asset-Backed Securities (f) - 4.0%
4,000,000	Acis CLO, Ltd. (j)(o) Series 2014-3A, Class E, 3M USD LIBOR + 4.750%, 02/01/2026	3,856,400
2,500,000	Series 2014-4A, Class E, 3M USD LIBOR + 4.800%, 05/01/2026	2,475,000
4,000,000	Series 2014-4A, Class F, 3M USD LIBOR + 5.150%, 05/01/2026	3,594,200
3,500,000	Series 2014-5A, Class E1, 3M USD LIBOR + 6.520%, 11/01/2026	3,505,250
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F, 3M USD LIBOR + 6.500%, 01/15/2027 (j)	1,476,450
767,321	Highland Park CDO, Ltd. Series 2006-1A, Class A2, 3M LIBOR + 0.400%, 11/25/2051 (j)(o)	744,301
1,500,000	Mountain Hawk II CLO, Ltd. Series 2013-2A, Class E, 3M USD LIBOR + 4.800%, 07/22/2024 (j)	1,223,400
466,370	Pamco Cayman, Ltd. Series 1997-1A, Class B 7.910% (b)(o)(r)	320,117
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F, 3M USD LIBOR + 5.200%, 10/15/2026 (j)	1,350,000
680,704	Westchester CLO, Ltd. Series 2007-1A, Class E, 3M USD LIBOR + 4.300%, 08/01/2022 (j)(o)	680,069
700,000	Zais CLO, Ltd. Series 2014-2A, Class E, 3M USD LIBOR + 6.500%, 07/25/2026 (j)	692,510

	Total U.S. Asset-Backed Securities (Cost $18,698,555)	19,917,697

Total Investments – 156.8%		792,754,442

(Cost $1,019,558,149)

Securities Sold Short (p) - (26.4)%

Common Stocks - (22.5)%

TRANSPORTATION - (5.3)%
(515,000)	American Airlines Group, Inc.	(26,759,400)

HEALTHCARE EQUIPMENT & SERVICES - (7.0)%
(490,150)	Boston Scientific Corp. (q)	(13,390,898)
(137,000)	Stryker Corp.	(22,046,040)

		(35,436,938)

SOFTWARE & SERVICES - (10.2)%
(99,650)	Netflix, Inc. (q)	(29,431,628)
(80,000)	Nintendo Co., Ltd. ADR	(4,440,800)
(327,400)	Zillow Group, Inc., Class C (q)	(17,614,120)

		(51,486,548)

	Total Common Stocks (Cost $71,514,989)	(113,682,886)

Non-U.S. Equity (c) - (2.4)%

ENERGY (q) - (0.7)%
(66,250)	Cheniere Energy, Inc.	(3,541,062)

See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

Non-U.S. Equity (c) (continued)

HEALTHCARE EQUIPMENT & SERVICES - (1.7)%
(80,000)	Zimmer Holdings, Inc.	(8,723,200)

	Total Non-U.S. Equity (Cost $9,586,153)	(12,264,262)

U.S. Corporate Bonds & Notes - (0.5)%

TELECOMMUNICATIONS - (0.5)%
(2,360,000)	Sprint Corp. 7.875%	(2,413,100)

	Total U.S. Corporate Bonds & Notes (Cost $2,416,118)	(2,413,100)

Non-U.S. Corporate Bonds & Notes (c) - (1.0)%

SOFTWARE & SERVICES - (1.0)%
(5,000,000)	Alibaba Group Holding, Ltd. 4.500%	(5,198,536)

	Total Non-U.S. Corporate Bonds & Notes (Cost $4,712,980)	(5,198,536)

	Total Securities Sold Short (Proceeds $88,230,240)	(133,558,784)

Other Assets & Liabilities, Net - (30.4)%		(153,647,869)

Net Assets - 100.0%		505,547,789

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2018. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $148,187,009, or 29.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2018. See Note 2.
(c)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(d)	Affiliated issuer. Assets with a total aggregate market value of $168,656,984, or 33.4% of net assets, were affiliated with the Fund as of March 31, 2018. See Note 10 to the financial statements.
(e)	Represents value held in escrow pending future events. No interest is being accrued.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2018, these securities amounted to $22,690,243 or 4.5% of net assets.

(g)	The issuer is, or is in danger of being, in default of its payment obligation.
(h)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $530,027,892.
(i)	Step coupon bond. The interest rate shown reflects the rate in effect March 31, 2018 and will reset at a future date.
(j)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2018. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. As of March 31, 2018, LIBOR rates include 1 month which is equal to 1.88% and 3 months equal to 2.31%. The BADLAR rate as of March 31, 2018 was 22.56%.
(k)	Non-income producing security.
(l)	Securities (or a portion of securities) on loan. As of March 31, 2018, the market value of securities loaned was $594,100. The loaned securities were secured with cash and securities collateral of $608,750. Collateral is calculated based on prior day’s prices. See Note 4.
(m)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
TerreStar Corporation	U.S. Equity	11/14/2014	$87,291,270	$85,447,747	16.9%

(n)	Options are shown at market value.
(o)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(p)	As of March 31, 2018, $41,591,052 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(q)	No dividend payable on security sold short.
(r)	Classified as Level 3 within the three-tier fair value hierarchy. Please see Note 2 for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

The Fund had the following futures contracts, for which $3,372,315 was pledged as collateral, open at March 31, 2018:

Description	Expiration Date	Number of Contracts	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Long Future:
Natural Gas	April 2018	1,152	$31,484,160	$(59,121)

Short Futures:
NASDAQ 100 E-Mini Index	June 2018	150	$19,782,000	$1,712,910
S&P 500 Emini Index	June 2018	190	25,108,500	(102,385)

				1,610,525

				$1,551,404

12	See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2018	Highland Global Allocation Fund

Purchased options contracts outstanding as of March 31, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Alcoa Corp.	$60.00	Jefferies	April 2018	1,330	$7,980,000	$51,588	$6,650
American Airlines Group, Inc.	50.00	Jefferies	May 2018	3,000	1,380,000	1,568,374	1,230,000
Crude Oil Future	69.00	Goldman Sachs	May 2018	200	13,800,000	205,564	162,000

						1,825,526	1,398,650

PURCHASED PUT OPTIONS:
CBOE SPX Volatility Index	$11.00	Jefferies	April 2018	14,500	15,950,000	448,493	29,000
Crude Oil Future	60.00	Goldman Sachs	June 2018	100	6,000,000	70,332	63,000
Crude Oil Future	58.00	Goldman Sachs	May 2018	500	29,000,000	51,660	45,000
Crude Oil Future	60.00	Goldman Sachs	May 2018	150	9,000,000	31,998	27,000
Crude Oil Future	62.00	Goldman Sachs	May 2018	100	6,200,000	46,332	38,000
Euro Future	1.16	Goldman Sachs	June 2018	200	25,000,000	223,182	17,500
Euro Future	1.17	Goldman Sachs	June 2018	100	12,500,000	142,661	10,000
Euro Future	1.16	Goldman Sachs	June 2018	10,000,000	11,600,000	84,745	6,100

						1,099,403	235,600

Total Purchased Options Contracts						$2,924,929	$1,634,250

Written options contracts outstanding as of March 31, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Citigroup, Inc.	$77.50	Jefferies	May 2018	300	$2,325,000	$(12,513)	$(11,100)
Continental Resources, Inc.	65.00	Jefferies	May 2018	500	3,250,000	(68,355)	(60,000)
Crude Oil Future	75.00	Goldman Sachs	May 2018	200	1,500,000	(57,736)	(44,000)
MercadoLibre, Inc.	420.00	Jefferies	May 2018	100	4,200,000	(50,380)	(68,000)
Molina Healthcare, Inc.	85.00	Jefferies	May 2018	170	1,445,000	(24,431)	(54,400)
Plains GP Holdings L.P.	24.00	Jefferies	May 2018	700	1,680,000	(23,598)	(19,250)
QUALCOMM, Inc.	65.00	Jefferies	May 2018	300	1,950,000	(10,308)	(18,300)
Targa Resources Corp.	52.50	Jefferies	May 2018	2,300	12,075,000	(89,036)	(28,750)
TG Therapeutics, Inc.	18.00	Jefferies	May 2018	850	1,530,000	(45,654)	(19,125)
Twitter, Inc.	37.00	Jefferies	May 2018	600	2,220,000	(71,897)	(35,400)
United States Steel Corp.	46.00	Jefferies	May 2018	1,500	6,900,000	(59,076)	(60,000)

						(512,984)	(418,325)

WRITTEN PUT OPTIONS:
American Airlines Group, Inc.	$50.00	Jefferies	May 2018	3,000	15,000,000	(708,609)	(567,000)
Boston Scientific Corp.	24.00	Jefferies	May 2018	3,000	7,200,000	(74,135)	(57,000)
Cheniere Energy, Inc.	42.50	Jefferies	May 2018	450	1,912,500	(16,520)	(12,150)
NASDAQ 100 E-Mini Index	6,000.00	Jefferies	June 2018	15	9,000,000	(158,331)	(178,275)
Netflix, Inc.	250.00	Jefferies	May 2018	700	17,500,000	(305,406)	(469,000)
Stryker Corp.	140.00	Jefferies	May 2018	900	12,600,000	(70,839)	(72,000)
Zillow Group, Inc.	45.00	Jefferies	May 2018	1,500	6,750,000	(77,357)	(116,250)
Zimmer Biomet Holdings, Inc.	95.00	Jefferies	May 2018	560	5,320,000	(41,278)	(36,400)

						(1,452,475)	(1,508,075)

Total Written Options Contracts						$(1,965,459)	$(1,926,400)

See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland Premier Growth Equity Fund

Shares		Value ($)

Common Stocks - 93.2%

BANKS - 4.0%
50,000	Bank of America Corp.	1,499,500
90,000	CIT Group, Inc.	4,635,000

		6,134,500

CAPITAL GOODS - 4.6%
60,000	Masco Corp.	2,426,400
12,000	Parker-Hannifin Corp.	2,052,360
12,000	Raytheon Co.	2,589,840

		7,068,600

CONSUMER DURABLES & APPAREL - 2.6%
45,000	DR Horton, Inc.	1,972,800
33,000	Lennar Corp., Class A	1,945,020

		3,917,820

CONSUMER SERVICES - 2.1%
90,000	Wendy’s Co. (The)	1,579,500
9,000	Wynn Resorts, Ltd.	1,641,240

		3,220,740

DIVERSIFIED FINANCIALS - 5.2%
3,000	BlackRock, Inc.	1,625,160
15,000	CME Group, Inc.	2,426,100
42,000	E*TRADE Financial Corp. (a)	2,327,220
25,000	LPL Financial Holdings, Inc.	1,526,750

		7,905,230

ENERGY - 6.2%
20,000	Concho Resources, Inc. (a)	3,006,600
13,000	Diamondback Energy, Inc. (a)	1,644,760
16,000	EOG Resources, Inc.	1,684,320
18,000	Pioneer Natural Resources Co.	3,092,040

		9,427,720

HEALTHCARE EQUIPMENT & SERVICES - 2.1%
25,000	Abbott Laboratories	1,498,000
10,000	Stryker Corp.	1,609,200

		3,107,200

MATERIALS (a)(g)(h) - 0.4%
2,000	Euramax International, Inc.	612,560

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
10,000	Bio-Rad Laboratories, Inc., Class A (a)	2,500,800
80,000	Canopy Growth Corp. (a)	2,088,656
872,057	Minerva Neurosciences, Inc. (a)	5,450,357
8,000	Thermo Fisher Scientific, Inc.	1,651,680

		11,691,493

REAL ESTATE (a) - 2.5%
22,000	SBA Communications Corp., REIT	3,760,240

RETAILING - 5.1%
2,200	Amazon.com, Inc. (a)	3,184,148
1,000	Booking Holdings, Inc. (a)	2,080,390
14,000	Home Depot, Inc. (The)	2,495,360

		7,759,898

Shares		Value ($)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.9%
13,000	Broadcom, Ltd.	3,063,450
91,000	Intel Corp.	4,739,280
90,000	Marvell Technology Group, Ltd.	1,890,000
60,000	Micron Technology, Inc. (a)	3,128,400
10,000	NVIDIA Corp.	2,315,900

		15,137,030

SOFTWARE & SERVICES - 26.8%
30,000	Activision Blizzard, Inc.	2,023,800
25,000	Alibaba Group Holding, Ltd. ADR (a)	4,588,500
3,000	Alphabet, Inc., Class C (a)	3,095,370
40,000	Cognizant Technology Solutions Corp., Class A	3,220,000
30,000	DXC Technology Co.	3,015,900
30,000	EPAM Systems, Inc. (a)	3,435,600
14,000	Facebook, Inc., Class A (a)	2,237,060
5,000	IAC/InterActiveCorp (a)	781,900
15,000	LogMeIn, Inc.	1,733,250
40,000	Microsoft Corp.	3,650,800
25,000	RealPage, Inc. (a)	1,287,500
13,000	salesforce.com, Inc. (a)	1,511,900
23,000	Take-Two Interactive Software, Inc. (a)	2,248,940
60,000	Tencent Holdings, Ltd. ADR (b)	3,197,400
40,000	Visa, Inc., Class A (c)	4,784,800

		40,812,720

TECHNOLOGY HARDWARE & EQUIPMENT - 10.0%
27,000	Apple, Inc.	4,530,060
6,000	Arista Networks, Inc. (a)	1,531,800
100,000	Flextronics International, Ltd. (a)	1,633,000
30,000	FLIR Systems, Inc.	1,500,300
45,000	Lumentum Holdings, Inc. (a)(b)	2,871,000
9,000	Palo Alto Networks, Inc. (a)	1,633,680
17,000	Western Digital Corp.	1,568,590

		15,268,430

TRANSPORTATION (a) - 2.1%
136,000	Corp. America Airports SA	1,678,240
15,000	XPO Logistics, Inc. (b)	1,527,150

		3,205,390

UTILITIES (a) - 1.9%
80,000	Central Puerto SA ADR	1,360,000
77,264	Vistra Energy Corp.	1,609,409

		2,969,409

	Total Common Stocks (Cost $142,475,220)	141,998,980

Preferred Stocks - 1.7%

SOFTWARE & SERVICES (a)(g)(d)(h) - 1.7%
434,783	AMINO, Inc., Series C	2,652,176

	Total Preferred Stocks (Cost $2,500,002)	2,652,176

14	See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Premier Growth Equity Fund

Shares		Value ($)

Registered Investment Companies (e) - 2.5%
185,465	Highland Merger Arbitrage Fund, Class Z	3,727,845
664	NexPoint Strategic Opportunities Fund, Common	15,259

	Total Registered Investment Companies (Cost $3,762,432)	3,743,104

Total Investments - 97.4%		148,394,260

(Cost $148,737,654)

Securities Sold Short - (0.3)%

Common Stocks - (0.3)%

AUTOMOBILES & COMPONENTS (f) - (0.3)%
(2,000)	Tesla, Inc.	(532,260)

	Total Common Stocks (Proceeds $528,078)	(532,260)

	Total Securities Sold Short (Proceeds $528,078)	(532,260)

Other Assets & Liabilities, Net - 2.9%		4,425,556

Net Assets - 100.0%		152,287,556

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2018, the market value of securities loaned was $4,504,942. The loaned securities were secured with cash and securities collateral of $4,605,459. Collateral is calculated based on prior day’s prices. See Note 4.

(c)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $4,784,800.
(d)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$2,500,002	$2,652,176	1.7%

(e)	Affiliated issuer. Assets with a total aggregate market value of $3,743,104, or 2.5% of net assets, were affiliated with the Fund as of March 31, 2018. See Note 10 to the financial statements.
(f)	No dividend payable on security sold short.
(g)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $3,264,736, or 2.1% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2018. See Note 2.
(h)	Classified as Level 3 within the three-tier fair value hierarchy. Please see Note 2 for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

Swap contracts outstanding as of March 31, 2018 were as follows:

Swap Contracts Outstanding

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY INDEX TRS
MSHDGBH	1 Month USD LIBOR plus 0.50%	Quarterly	Morgan Stanley & Co.	January 17, 2020	USD	$2,396,513	$2,394	$(190,837)	$(188,443)

Total Return Swaps									$(188,443)

See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2018	Highland Premier Growth Equity Fund

The following table represents the 35 largest equity basket holdings underlying the total return swap in MS (Morgan Stanley) Genomic Biotechnology as of March 31, 2018.

Security Description	Shares	Market Value as of 3/31/18	Percent of Basket’s Net Assets
MS Genomic Biotechnology MSHDGBH
Crispr Therapeutics AG	10,173	$465,012	4.22%
G1 Therapeutics, Inc.	11,721	434,263	3.94%
Immunogen, Inc.	38,712	407,252	3.69%
Uniqure B.V.	17,201	404,213	3.67%
Spark Therapeutics	5,962	396,979	3.60%
Array Biopharma	23,772	387,954	3.52%
Dynavax Techs	19,137	379,868	3.44%
Loxo Oncology, Inc.	3,227	372,264	3.38%
Sarepta Therapeutics, Inc.	4,879	361,512	3.28%
Mirati Therapeutics	11,681	358,592	3.25%
Blueprint Medicine	3,903	357,950	3.25%
Foundation Medicine	4,531	356,841	3.24%
Avexis, Inc.	2,837	350,640	3.18%
Editas Medicine	10,149	336,451	3.05%
Intellia Therapeutics, Inc.	15,807	333,362	3.02%
RegenxBio, Inc.	11,085	330,881	3.00%
Kura Oncology, Inc.	17,487	327,885	2.97%
Cellectis ADR	10,364	326,560	2.96%
Sangamo Therapeutics, Inc.	17,167	326,165	2.96%
Ultragenyx Pharmaceutical, Inc.	6,310	321,757	2.92%
Voyager Therapeutics, Inc.	16,245	305,252	2.77%
Abeona Therapeutics, Inc.	20,841	299,067	2.71%
Bluebird Bio	1,715	292,871	2.66%
Amicus Therapeutics, Inc.	19,270	289,825	2.63%
Madrigal Pharmaceuticals, Inc.	2,478	289,404	2.62%
Genomic Health	9,137	285,911	2.59%
Myodardia, Inc.	5,752	280,694	2.55%
Spectrum Pharmaceuticals, Inc.	16,133	259,588	2.35%
Audentes Therapeutics	8,160	245,201	2.22%
Myriad Genetics, Inc.	7,930	234,334	2.12%
Glycomimetic, Inc.	12,931	209,878	1.90%
Rocket Pharmaceuticals, Inc.	10,379	194,605	1.76%
Adverum Biotechnologies, Inc.	31,710	183,917	1.67%
Dicerna Pharmaceuticals, Inc.	16,962	162,153	1.47%
CASI Pharmaceuticals	38,196	159,276	1.44%

Total	463,944	$11,028,377	100.00%

16	See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland Small-Cap Equity Fund

Shares		Value ($)

Common Stocks - 110.0%

AUTOMOBILES & COMPONENTS (a)(b) - 0.5%
8,200	Gentherm, Inc.	278,390

BANKS - 16.1%
5,000,000	Alpha Bank AE ADR (b)	2,650,000
3,094	Canadian Imperial Bank of Commerce (a)	273,138
6,377,500	Eurobank Ergasias SA ADR (b)	2,831,610
2,430	IBERIABANK Corp. (a)	189,540
7,440,500	National Bank of Greece SA (b)	2,390,163

		8,334,451

CAPITAL GOODS - 1.2%
28,100	Luxfer Holdings PLC	359,680
1,400	Teledyne Technologies, Inc. (a)(b)	262,038

		621,718

COMMERCIAL & PROFESSIONAL SERVICES (a) - 0.6%
20,000	Resources Connection, Inc.	324,000

CONSUMER DURABLES & APPAREL (a) - 0.9%
6,000	Oxford Industries, Inc.	447,360

CONSUMER SERVICES (a) - 1.6%
20,300	K12, Inc. (b)	287,854
20,350	Sonic Corp.	513,431

		801,285

DIVERSIFIED FINANCIALS (a) - 2.1%
19,070	Cannae Holdings, Inc. (b)	359,660
7,275	KKR & Co. LP	147,683
57,120	Oaktree Specialty Lending Corp.	240,475
3,835	Raymond James Financial, Inc.	342,887

		1,090,705

ENERGY (a) - 2.4%
14,100	C&J Energy Services, Inc. (b)	364,062
6,420	Dril-Quip, Inc. (b)	287,616
10,650	Oil States International, Inc. (b)	279,030
15,920	SM Energy Co.	287,038

		1,217,746

FOOD & STAPLES RETAILING (a) - 0.6%
18,400	SpartanNash Co.	316,664

HEALTHCARE EQUIPMENT & SERVICES - 9.7%
513,100	Community Health Systems, Inc. (a)(b)	2,031,876
20,000	K2M Group Holdings, Inc. (a)(b)	379,000
4,025	LHC Group, Inc. (b)	247,779
8,900	LifePoint Health, Inc. (a)(b)	418,300
6,045	MEDNAX, Inc. (b)	336,283
5,720	Molina Healthcare, Inc. (a)(b)	464,350
2,450	NuVasive, Inc. (a)(b)	127,915
26,785	Patterson Cos., Inc. (a)	595,431
29,000	Quorum Health Corp. (b)	237,220
11,300	Surgery Partners, Inc. (a)(b)	193,795

		5,031,949

Shares		Value ($)

MATERIALS (a) - 15.5%
26,100	Loma Negra Cia Industrial Argentina SA ADR (b)	556,452
250,000	MPM Holdings, Inc. (b)	6,662,500
2,205	Quaker Chemical Corp.	326,627
6,600	Sensient Technologies Corp.	465,828

		8,011,407

MEDIA (a) - 0.9%
15,275	Sinclair Broadcast Group, Inc., Class A	478,107

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (b) - 20.7%
15,500	Acorda Therapeutics, Inc. (a)	366,575
25,000	Amicus Therapeutics, Inc. (c)	376,000
4,400	ANI Pharmaceuticals, Inc. (a)	256,168
2,582	Charles River Laboratories International, Inc.	275,603
110,825	Coherus Biosciences, Inc. (a)(c)	1,224,616
35,716	Collegium Pharmaceutical, Inc. (a)(c)	912,544
119,520	Egalet Corp. (a)	75,310
85,162	Heron Therapeutics, Inc. (a)	2,350,471
6,650	Intersect ENT, Inc. (a)	261,345
52,870	MiMedx Group, Inc. (a)(c)	368,504
2,100	Nektar Therapeutics	223,146
2,350	Pacira Pharmaceuticals, Inc.	73,203
5,600	Paratek Pharmaceuticals, Inc. (a)	72,800
34,250	Portola Pharmaceuticals, Inc. (a)	1,118,605
4,255	PRA Health Sciences, Inc. (a)	352,995
81,600	TG Therapeutics, Inc. (a)	1,158,720
22,055	Ultragenyx Pharmaceutical, Inc. (a)(c)	1,124,584
25,000	Veracyte, Inc. (c)	139,000

		10,730,189

REAL ESTATE (a) - 11.1%
40,575	Forest City Realty Trust, Inc., Class A, REIT	822,049
48,500	Independence Realty Trust, Inc., REIT	445,230
105,461	Jernigan Capital, Inc., REIT (c)	1,908,844
55,508	NexPoint Residential Trust, Inc., REIT (d)	1,378,819
613,889	RAIT Financial Trust, REIT	99,143
14,300	RLJ Lodging Trust, REIT	277,992
102,669	Spirit Realty Capital, Inc., REIT	796,711

		5,728,788

RETAILING (a) - 8.7%
233,527	Barnes & Noble, Inc.	1,155,958
104,900	Finish Line, Inc. (The), Class A	1,420,346
58,500	Francesca’s Holdings Corp. (b)	280,800
21,850	Genesco, Inc. (b)	887,110
7,075	LKQ Corp. (b)	268,496
8,195	Tractor Supply Co.	516,449

		4,529,159

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (a)(b) - 1.1%
14,150	Semtech Corp.	552,557

SOFTWARE & SERVICES (a) - 8.2%
7,450	CoreLogic, Inc. (b)	336,963
5,500	Cornerstone OnDemand, Inc. (b)	215,105
19,100	CSRA, Inc.	787,493
22,900	Fortinet, Inc. (b)	1,226,982

See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2018	Highland Small-Cap Equity Fund

Shares		Value ($)

Common Stocks (continued)

SOFTWARE & SERVICES (a) (continued)
6,750	Science Applications International Corp.	531,900
12,700	SS&C Technologies Holdings, Inc.	681,228
12,340	Teradata Corp. (b)	489,529

		4,269,200

TECHNOLOGY HARDWARE & EQUIPMENT (a)(b) - 0.9%
3,390	Zebra Technologies Corp., Class A	471,854

TRANSPORTATION (a) – 3.0%
98,450	Corp. America Airports SA (b)(c)	1,214,873
14,000	JetBlue Airways Corp. (b)	284,480
2,160	Matson, Inc.	61,862

		1,561,215

UTILITIES - 4.2%
61,000	Central Puerto SA ADR (b)(c)	1,037,000
6,700	NRG Energy, Inc. (a)	204,551
45,775	Vistra Energy Corp. (a)(b)(c)	953,493

		2,195,044

	Total Common Stocks (Cost $56,018,154)	56,991,788

Master Limited Partnerships – 8.7%

ENERGY (a) – 8.7%
77,300	Boardwalk Pipeline Partners LP	784,595
71,290	Energy Transfer Equity LP	1,013,031
24,610	SemGroup Corp., Class A	526,654
22,475	Western Gas Equity Partners LP	744,372
52,925	Dynagas LNG Partners LP	529,250
7,150	Plains All American Pipeline LP	157,515
16,440	Andeavor Logistics LP	736,676

		4,492,093

	Total Master Limited Partnerships (Cost $4,196,882)	4,492,093

Shares		Value ($)

Purchased Put Options - 0.0%
	Total Purchased Put Options (Cost $38,432)	3,000

Registered Investment Companies – 1.0%
664	NexPoint Strategic Opportunities Fund, Common (d)	15,259
502,342	State Street Navigator Prime Securities Lending Portfolio, Premier (e)	502,342

	Total Registered Investment Companies (Cost $516,496)	517,601

Total Investments - 119.7%		62,004,482

(Cost $60,769,964)

Securities Sold Short - (5.1)%

Exchange-Traded Funds - (5.1)%
(39,000)	Direxion Daily Small Cap Bull 3X Shares ETF	(2,626,260)

	Total Exchange-Traded Funds (Proceeds $2,023,804)	(2,626,260)

	Total Securities Sold Short (Proceeds $2,023,804)	(2,626,260)

Other Assets & Liabilities, Net - (14.6)%		(7,573,481)

Net Assets - 100.0%		51,804,741

(a)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $46,216,473.
(b)	Non-income producing security.
(c)	Securities (or a portion of securities) on loan. As of March 31, 2018, the market value of securities loaned was $2,500,292. The loaned securities were secured with cash and securities collateral of $2,568,095. Collateral is calculated based on prior day’s prices. See Note 4.
(d)	Affiliated issuer. Assets with a total aggregate market value of $1,394,078, or 2.7% of net assets, were affiliated with the Fund as of March 31, 2018. See Note 10 to the financial statements.
(e)	Represents investments of cash collateral received in connection with securities lending.

Purchased options contracts outstanding as of March 31, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
CBOE SPX Volatility Index	$11.00	Jefferies	April 2018	1,500	$150,000	$38,432	$3,000

The Fund had the following futures contracts, for which $452,400 was pledged as collateral, open at March 31, 2018:

Description	Expiration Date	Number of Contracts	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Short Futures:
NASDAQ 100 E-Mini Index	June 2018	38	$5,011,440	$433,937
S&P 500 E-Mini Index	June 2018	40	5,286,000	(21,555)

				$412,382

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$502,342	$502,342

Total Borrowings	$502,342	$502,342

Gross amount of recognized liabilities for securities lending transactions		$502,342

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

18	See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 24.2%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
67,696	Federal National Mortgage Assoc. REMIC Series 2012-93, Class SW, 1M LIBOR + 6.100%, FRN, 09/25/2042 (a)(b)	10,329
4,586	Federal National Mortgage Assoc. STRIPS Series 354, Class 1 0.00%, 12/25/2034 (c)	3,898

	Total Agency Collateralized Mortgage Obligations (Cost $18,798)	14,227

AGENCY MORTGAGE-BACKED SECURITIES - 1.7%
60,161	Federal Home Loan Mortgage Corp. 5.00%, 06/01/2041	65,415
475,558	Federal National Mortgage Assoc. 3.00%, 02/01/2043 - 06/01/2043 (j)	468,370
217,525	3.50%, 11/01/2042 - 02/01/2043 (j)	219,494
86,069	4.00%, 02/01/2044	88,883
168,047	4.50%, 02/01/2040 - 01/01/2041 (j)	177,831
84,131	5.00%, 06/01/2041	91,436
125,694	Government National Mortgage Assoc. 3.00%, 04/20/2043 - 06/20/2043 (j)	124,334
125,428	3.50%, 05/20/2043	127,391
143,507	4.00%, 01/20/2041 - 04/20/2043 (j)	149,846
54,998	4.50%, 05/20/2040 - 03/20/2041 (j)	57,849

	Total Agency Mortgage-Backed Securities (Cost $1,586,067)	1,570,849

ASSET-BACKED SECURITIES (b) - 0.0%
2	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A, 1M USD LIBOR + 0.740%, FRN, 01/25/2034	2

	Total Asset-Backed Securities (Cost $2 )	2

CORPORATE BONDS & NOTES - 18.8%

Automobiles & Components - 0.7%
30,000	AutoNation, Inc. 6.75%, 04/15/2018	30,037
400,000	AutoZone, Inc. 7.13%, 08/01/2018 (d)	405,746
200,000	Toyota Motor Credit Corp., MTN 2.00%, 10/24/2018	199,352

		635,135

Banks - 1.1%
27,000	Bank of America Corp. 2.60%, 01/15/2019	27,030
403,000	5.40%, 04/30/2018 (e)	403,504
500,000	8.13%, 05/15/2018 (e)	502,625
42,000	Goldman Sachs Group, Inc. (The) 6.15%, 04/01/2018	42,000
25,000	Goldman Sachs Group, Inc. (The), MTN 3M USD LIBOR + 1.600%, FRN, 07/15/2020 (b)	25,392
21,000	Morgan Stanley, MTN 3M USD LIBOR + 1.500%, FRN, 11/09/2018 (b)	21,133

		1,021,684

Principal Amount ($)		Value ($)

Capital Goods - 0.1%
92,000	Northrop Grumman Corp. 1.75%, 06/01/2018	91,914

Chemicals - 0.2%
160,000	Dow Chemical Co. (The) 5.70%, 05/15/2018	160,495

Consumer Durables & Apparel - 0.0%
19,000	Lennar Corp. 4.50%, 11/15/2019	19,214

Consumer Services - 0.6%
525,000	Marriott International, Inc. 6.75%, 05/15/2018	527,545
32,000	MGM Resorts International 5.25%, 03/31/2020	32,883
20,000	Western Union Co. (The) 3.65%, 08/22/2018	20,072

		580,500

Diversified Financials - 0.8%
260,000	Chubb Corp. (The) 5.75%, 05/15/2018	260,973
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (f)	149,923
12,000	General Motors Financial Co., Inc. 3.50%, 07/10/2019	12,066
370,000	JPMorgan Chase & Co. Series I, 3M USD LIBOR + 3.470%, VRN, 04/30/2018 (b)(e)	372,349

		795,311

Energy - 0.8%
42,000	Kinder Morgan, Inc. 5.63%, 11/15/2023 (f)	44,989
750,000	7.25%, 06/01/2018	754,961

		799,950

Financials - 0.4%
129,000	Caterpillar Financial Services Corp., MTN 5.45%, 04/15/2018	129,126
300,000	Jefferies Group LLC 5.13%, 04/13/2018	300,170

		429,296

Food, Beverage & Tobacco - 1.3%
800,000	Altria Group, Inc. 9.70%, 11/10/2018	833,936
250,000	Kraft Heinz Foods Co. 2.00%, 07/02/2018	249,766
125,000	Philip Morris International, Inc. 5.65%, 05/16/2018	125,476

		1,209,178

Healthcare Equipment & Services - 4.8%
1,800,000	Abbott Laboratories 2.00%, 09/15/2018	1,796,202
885,000	Aetna, Inc. 1.70%, 06/07/2018	884,062
113,000	Anthem, Inc. 2.30%, 07/15/2018	112,911
500,000	Becton Dickinson and Co. 4.90%, 04/15/2018	500,412
44,000	HCA, Inc. 6.50%, 02/15/2020	46,255
560,000	Medtronic, Inc. 1.38%, 04/01/2018	560,000
9,000	2.50%, 03/15/2020	8,953

See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.	19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

Healthcare Equipment & Services (continued)
50,000	Tenet Healthcare Corp. 4.75%, 06/01/2020	50,625
30,000	6.00%, 10/01/2020	31,125
270,000	Walgreen Co. 5.25%, 01/15/2019	275,174
250,000	Zimmer Biomet Holdings, Inc. 2.00%, 04/01/2018	250,000

		4,515,719

Industrials - 2.2%
645,000	General Electric Co. Series D, 3M USD LIBOR + 3.330%, VRN 01/21/2021 (b)(e)	639,356
38,000	Masco Corp. 6.63%, 04/15/2018	38,055
35,000	Monsanto Co. 5.13%, 04/15/2018	35,030
202,000	Stanley Black & Decker, Inc. 1.62%, 11/17/2018	200,600
230,000	2.45%, 11/17/2018	229,569
914,000	United Technologies Corp. 1.78%, 05/04/2018 (g)	913,238

		2,055,848

Insurance - 0.8%
204,000	Allstate Corp. (The) 3M USD LIBOR + 1.935%, VRN 05/15/2067 (b)	201,450
500,000	Berkshire Hathaway Finance Corp. 1.30%, 05/15/2018	499,310
21,000	CNA Financial Corp. 5.88%, 08/15/2020	22,302

		723,062

Materials - 0.2%
150,000	EI du Pont de Nemours & Co. 6.00%, 07/15/2018	151,393

Media - 1.3%
431,000	Comcast Corp. 5.70%, 05/15/2018	432,649
15,000	Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	14,900
770,000	Time Warner Cable LLC 6.75%, 07/01/2018	777,304

		1,224,853

Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
250,000	AbbVie, Inc. 1.80%, 05/14/2018	249,825
500,000	Amgen, Inc. 6.15%, 06/01/2018	502,511
175,000	Gilead Sciences, Inc. 1.85%, 09/04/2018	174,767
226,000	Mylan, Inc. 2.60%, 06/24/2018	225,805
26,000	Roche Holdings, Inc. 2.25%, 09/30/2019 (f)	25,872

		1,178,780

Real Estate - 0.3%
299,000	American Tower Corp., REIT 3.40%, 02/15/2019	300,131
30,000	Iron Mountain, Inc., REIT 6.00%, 08/15/2023	31,158

		331,289

Principal Amount ($)		Value ($)

Retailing - 1.4%
523,000	CVS Health Corp. 1.90%, 07/20/2018	521,942
679,000	Dollar General Corp. 1.88%, 04/15/2018	678,711
97,000	Home Depot, Inc. (The) 2.25%, 09/10/2018	96,942

		1,297,595

Semiconductors & Semiconductor Equipment - 0.0%
16,000	Xilinx, Inc. 2.13%, 03/15/2019	15,892

Software & Services - 0.0%
7,000	Oracle Corp. 5.75%, 04/15/2018	7,007

Technology Hardware & Equipment - 0.2%
175,000	EMC Corp. 1.88%, 06/01/2018	174,520

Telecommunication Services - 0.1%
17,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	17,574
525,504	iHeartCommunications, Inc., PIK	82,767

		100,341

Transportation - 0.1%
66,000	Norfolk Southern Corp. 5.75%, 04/01/2018	66,000

Utilities - 0.3%
25,000	Sempra Energy 6.15%, 06/15/2018	25,212
250,000	WEC Energy Group, Inc. 3M USD LIBOR + 2.113%, VRN, 05/15/2067 (b)	245,000

		270,212

	Total Corporate Bonds & Notes (Cost $18,184,849)	17,855,188

FOREIGN CORPORATE BONDS & NOTES - 0.2%

Capital Goods (f) - 0.1%
61,000	Bombardier, Inc. 7.75%, 03/15/2020	65,270

Media (f) - 0.0%
27,000	Cogeco Communications, Inc. 4.88%, 05/01/2020	27,202

Utilities (f) - 0.1%
64,000	Electricite de France SA 2.15%, 01/22/2019	63,706

	Total Foreign Corporate Bonds & Notes (Cost $151,615)	156,178

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 0.1%
16,776	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX, VRN, 5.48%, 01/15/2049 (b)	17,016
60,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class C, VRN, 4.88%, 01/15/2047 (b)	61,540
10,106	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (f)	10,101

20	See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
8,843	Series 2007-C6, Class AM, VRN, 6.11%, 07/15/2040 (b)	8,836
492	Morgan Stanley Capital I Trust Series 2007-IQ16, Class AMA, VRN, 6.12%, 12/12/2049 (b)	492
40,000	WF-RBS Commercial Mortgage Trust Series 2014-LC14, Class AS, VRN, 4.35%, 03/15/2047 (b)	41,310

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $140,201)	139,295

U.S. TREASURIES - 1.6%
500,000	U.S. Treasury Notes 1.25%, 12/31/2018	497,012
500,000	1.38%, 01/15/2020 (d)	492,256
500,000	1.75%, 12/31/2020	491,767

	Total U.S. Treasuries (Cost $1,496,939)	1,481,035

U.S. TREASURY BILLS - 1.8%
1,000,000	U.S. Treasury Bill 0.00%, 05/17/2018	997,954
750,000	U.S. Treasury Bill 0.00%, 06/14/2018	747,487

	Total U.S. Treasury Bills (Cost $1,745,358)	1,745,441

	Total Bonds & Notes (Cost $23,323,829)	22,962,215

Shares

Domestic Equity - 46.3%

COMMON STOCKS - 44.7%

Consumer Durables & Apparel - 2.8%
15,525	Genius Brands International, Inc. (h)	42,539
2,487	JG Boswell Co.	1,728,465
14,045	NIKE, Inc., Class B	933,150

		2,704,154

Consumer Services (d) - 2.6%
20,000	Collectors Universe, Inc.	314,200
254,272	Jamba, Inc. (h)	2,179,111

		2,493,311

Diversified Financials - 10.1%
7,920	Berkshire Hathaway, Inc., Class B (h)	1,579,881
20,896	Oaktree Capital Group LLC	827,482
627,422	PICO Holdings, Inc.	7,183,982

		9,591,345

Food & Staples Retailing - 3.0%
42,920	Walgreens Boots Alliance, Inc.	2,809,973

Materials - 2.1%
16,725	Monsanto Co.	1,951,640

Shares		Value ($)

Media - 5.9%
103,137	Liberty Media Corp-Liberty Formula One, Class A (d)(h)	3,020,883
22,970	Time Warner, Inc.	2,172,502
11,375	Twenty-First Century Fox, Inc., Class B	413,709

		5,607,094

Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
3,900	Johnson & Johnson	499,785

Real Estate - 8.4%
9,400	GGP, Inc., REIT	192,324
124,290	Gramercy Property Trust, REIT	2,700,821
1,295	Phillips Edison Grocery Center REIT I, Inc. (h)(k)(l)	12,680
92,970	Retail Opportunity Investments Corp., REIT (d)	1,642,780
95,760	St Joe Co. (The)(h)	1,805,076
235,480	VEREIT, Inc., REIT	1,638,941

		7,992,622

Semiconductors & Semiconductor Equipment - 0.4%
6,500	QUALCOMM, Inc.	360,165

Software & Services (h) - 4.1%
581	Alphabet, Inc., Class A	602,578
3,236	Alphabet, Inc., Class C	3,338,873

		3,941,451

Telecommunication Services - 4.1%
237,482	CenturyLink, Inc.	3,901,829

Transportation - 0.6%
5,620	United Parcel Service, Inc., Class B	588,189

	Total Common Stocks (Cost $42,835,599)	42,441,558

PREFERRED STOCKS - 1.7%

Diversified Financials (e) - 0.5%
395	Wells Fargo & Co., Series L 7.500%	509,945

Financials - 0.0%
816	Gabelli Global Utility & Income Trust, Series A 3.800%	41,098

Real Estate (e) - 0.5%
13,100	American Homes 4 Rent, Series E 6.350%	325,076
200	Gramercy Property Trust, Series A 7.125%	5,130
7,492	RLJ Lodging Trust, Series A 1.950%	191,121

		521,327

Telecommunication Services - 0.5%
11,700	Qwest Corp. 6.500%	251,959
11,400	Qwest Corp. 6.750%	251,570

		503,529

	Total Preferred Stocks (Cost $1,590,122)	1,575,899

	Total Domestic Equity (Cost $44,425,721)	44,017,457

See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.	21

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Total Return Fund

Shares		Value ($)

Foreign Equity - 17.6%

COMMON STOCKS - 17.6%

Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
16,750	Bayer AG	1,890,874
19,910	Bayer AG ADR	562,557

		2,453,431

Food, Beverage & Tobacco - 4.2%
8,450	Anheuser-Busch InBev NV ADR	928,993
53,105	British American Tobacco PLC, ADR	3,063,627

		3,992,620

Telecommunication Services (d)(h) - 0.4%
35,484	Telecom Italia SpA/Milano ADR	339,582

Media - 3.7%
49,368	Liberty Global PLC, Class A (h)	1,545,712
3,000	Sky PLC, ADR	218,070
68,700	Vivendi SA ADR	1,781,391

		3,545,173

Transportation - 6.1%
662,320	Bollore SA	3,527,021
648	Bollore SA (h)	3,435
1,790	Financiere de L’Odet SA	2,234,454

		5,764,910

Diversified Financials - 0.7%
16,520	Brookfield Asset Management, Inc., Class A	644,280

	Total Common Stocks (Cost $15,909,998)	16,739,996

	Total Foreign Equity (Cost $15,909,998)	16,739,996

Registered Investment Companies - 4.7%
11,252	BlackRock Taxable Municipal Bond Trust, Common	253,395
12,035	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc, Common	307,133
51,590	Flaherty & Crumrine Preferred Securities Income Fund, Inc., Common (d)	980,210
30,170	Kayne Anderson Midstream/Energy Fund, Inc., Common	354,498
10,766	Nuveen Build America Bond Fund, Common	223,825
4,913,232	State Street Navigator Prime Securities Lending Portfolio, Premier (i)	2,079,358
39,710	TCW Strategic Income Fund, Inc., Common	221,185

	Total Registered Investment Companies (Cost $4,409,348)	4,419,604

Principal Amount ($)

Cash Equivalents - 8.0%

COMMERCIAL PAPER - 3.2%
1,000,000	Mondelez International, Inc. 1.00%, 04/23/2018	998,470

Principal Amount ($)		Value ($)

COMMERCIAL PAPER (continued)
1,000,000	Walgreens Boots Alliance, Inc. 2.13%, 05/14/2018	997,032
1,000,000	Boston Scientific Corp. 2.37%, 04/20/2018	998,679

	Total Commercial Paper (Cost $2,995,188)	2,994,181

Shares

MONEY MARKET FUNDS - 4.8%
4,580,441	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.60%	4,580,441

	Total Money Market Funds (Cost $4,580,441)	4,580,441

	Total Cash Equivalents (Cost $7,575,629)	7,574,622

Total Investments - 100.8%		95,713,894

(Cost $95,644,525)
Other Assets & Liabilities, Net - (0.8)%		(781,595)

Net Assets - 100.0%		94,932,299

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2018. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 1.88% and 3 months equal to 2.31%.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities (or a portion of securities) on loan. As of March 31, 2018, the market value of securities loaned was $4,797,224. The loaned securities were secured with cash and securities collateral of $4,913,232. Collateral is calculated based on prior day’s prices. See Note 4.
(e)	Perpetual maturity. Maturity date presented represents the next call date.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2018, these securities amounted to $387,063 or 0.4% of net assets.
(g)	Step coupon bond. The interest rate shown reflects the rate in effect March 31, 2018 and will reset at a future date.
(h)	Non-income producing security.
(i)	Represents investments of cash collateral received in connection with securities lending.
(j)	Securities are grouped by coupon and represent a range of maturities.
(k)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $12,680, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2018.
(l)	Classified as Level 3 within the three-tier fair value hierarchy. Please see Note 2 for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

22	See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2018	Highland Total Return Fund

The Fund invested in the following countries as of March 31, 2018:

Country	Percentage (based on Total Investments)*
United States	82.9%
France	7.7%
United Kingdom	4.9%
Germany	2.5%
Belgium	0.9%
Canada	0.8%
Italy	0.3%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)*
Diversified Financials	10.6%	0.7%	11.3%
Media	5.9%	3.7%	9.6%
Real Estate	8.9%	0.0%	8.9%
Transportation	0.6%	6.0%	6.6%
Telecommunication Services	4.6%	0.4%	5.0%
Food, Beverage & Tobacco	0.0%	4.2%	4.2%
Software & Services	4.1%	0.0%	4.0%
Pharmaceuticals, Biotechnology & Life Sciences	0.5%	2.6%	3.1%
Food & Staples Retailing	3.0%	0.0%	3.0%
Consumer Durables & Apparel	2.8%	0.0%	2.8%
Consumer Services	2.6%	0.0%	2.6%
Materials	2.1%	0.0%	2.1%
Semiconductors & Semiconductor Equipment	0.5%	0.0%	0.5%
Financials	0.0%	0.0%	0.0%

			63.7%

Sector	Percentage (based on Total Investments)
Agency Mortgage-Backed Securities	1.6%
Corporate Bonds & Notes	18.7%
U.S. Treasuries	3.4%
Other (each less than 1.0%)	0.1%

23.8%

Other Instruments	Percentage (based on Total Investments)*
Cash Equivalents	7.9%
Registered Investment Companies	4.6%

12.5%

100.0%

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[2]
Common Stocks	$1,990,320	$1,990,320
Corporate Bonds & Notes	89,038	89,038

Total Borrowings	$2,079,358	$2,079,358

Gross amount of recognized liabilities for securities lending transactions		$2,079,358

[1]	Includes domestic and foreign equity securities.
[2]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.
*	The calculated percentages are based on total investments. The other assets & liabilities, net line has been excluded from the calculation.

See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.	23

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds & Notes - 98.5%

ALASKA - 4.2%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	559,081

ARIZONA - 3.9%
475,000	Arizona Sports & Tourism Authority 5.00%, 07/01/2025	514,743

CALIFORNIA - 13.6%
120,000	Adelanto Public Utility Authority (Insured: AGM) 5.00%, 07/01/2027	142,875
500,000	Golden State Tobacco Securitization Corp. Insured: ST APPROP 5.00%, 06/01/2029	560,155
500,000	Los Angeles County Public Works Financing Authority 5.00%, 12/01/2027	590,850
435,000	Oxnard Financing Authority Insured: AGM 5.00%, 06/01/2028	491,950
13,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	13,601

		1,799,431

COLORADO - 4.2%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	559,715

CONNECTICUT - 6.2%
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	274,225
500,000	Town of Fairfield, CT, GO 5.00%, 01/01/2021	543,205

		817,430

DISTRICT OF COLUMBIA (a) - 4.1%
500,000	District of Columbia 5.00%, 04/01/2030	544,300

FLORIDA - 3.0%
350,000	City of Lakeland, FL 5.00%, 11/15/2033	389,274

GEORGIA - 3.9%
500,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	512,385

HAWAII - 4.1%
500,000	State of Hawaii Airports System 5.25%, 07/01/2024	537,765

ILLINOIS - 10.6%
500,000	Carol Stream Park District, GO Insured: BAM 5.00%, 01/01/2032	564,205
460,000	Illinois Financing Authority 5.00%, 11/15/2027	504,574
315,000	Illinois State University Insured: AGM 4.00%, 04/01/2027	330,381

		1,399,160

INDIANA - 3.9%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	514,625

MAINE - 0.1%
15,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	16,037

Principal Amount ($)		Value ($)

MASSACHUSETTS - 1.7%
200,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	225,108

MICHIGAN - 4.3%
500,000	Great Lakes Water Authority Water Supply System 5.00%, 07/01/2029	568,235

MISSOURI - 4.1%
500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	533,540

NEW JERSEY - 11.0%
500,000	New Jersey Economic Development Authority Insured: AGM 5.00%, 06/15/2029	553,785
500,000	New Jersey Educational Facilities Authority 5.00%, 06/15/2026	542,030
350,000	New Jersey Transportation Trust Fund Authority 5.00%, 06/15/2029	352,013

		1,447,828

PENNSYLVANIA - 9.3%
120,000	City of Philadelphia, PA Gas Works Co. Insured: NATL-RE 7.00%, 05/15/2020	126,662
480,000	Pennsylvania State Higher Educational Facilities Authority 5.00%, 09/01/2029	540,144
500,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2032	555,495

		1,222,301

TEXAS - 6.3%
500,000	Central Texas Turnpike System 5.00%, 08/15/2031	552,965
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	283,443

		836,408

	Total Municipal Bonds & Notes (Cost $12,720,454)	12,997,366

Shares

Cash Equivalents - 0.3%
31,933	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.615%	31,933

	Total Cash Equivalents (Cost $31,933)	31,933

Total Investments - 98.8%		13,029,299

(Cost $12,752,387)
Other Assets & Liabilities, Net - 1.2%		162,944

Net Assets - 100.0%		13,192,243

(a)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2018. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 1.88% and 3 months equal to 2.31%.

24	See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 84.8%

AGENCY COLLATERALIZED MORTGAGE OBLIGATION - 0.1%
95,290	Federal National Mortgage Assoc. REMIC Series 2010-16, Class PA 4.50%, 02/25/2040	98,789

	Total Agency Collateralized Mortgage Obligation (Cost $97,748)	98,789

AGENCY MORTGAGE-BACKED SECURITIES - 10.3%
1,162,049	Federal Home Loan Mortgage Corp. 4.00%, 05/01/2044	1,203,084
190,251	5.00%, 06/01/2041	206,866
3,675,812	Federal National Mortgage Assoc. 3.00%, 02/01/2043 - 06/01/2043	3,620,254
1,606,304	3.50%, 11/01/2042 - 02/01/2043 (a)	1,620,845
1,758,974	4.00%, 01/01/2041 - 03/01/2044	1,818,182
2,395,295	4.50%, 10/01/2039 - 04/01/2041	2,534,719
266,048	5.00%, 06/01/2041	289,149
1,407,878	Government National Mortgage Assoc. 3.50%, 05/20/2043	1,429,903
1,436,283	4.00%, 01/20/2041 - 04/20/2043	1,501,404

	Total Agency Mortgage-Backed Securities (Cost $14,402,187)	14,224,406

ASSET-BACKED SECURITIES - 8.1%
750,000	Capital Auto Receivables Asset Trust Series 2015-2, Class D 3.16%, 11/20/2020	751,903
224,593	Series 2014-1, Class D 3.39%, 07/22/2019	224,657
750,000	CarMax Auto Owner Trust 2014-2 Series 2014-2, Class D 2.58%, 11/16/2020	749,963
750,000	DT Auto Owner Trust Series 2015-3A, Class D 4.53%, 10/17/2022 (b)	761,163
750,000	First Investors Auto Owner Trust Series 2014-1A, Class D 3.28%, 04/15/2021 (b)	749,871
750,000	Series 2013-3A, Class D 3.67%, 05/15/2020 (b)	750,279
750,000	First Investors Auto Owner Trust 2014-2 Series 2014-2A, Class D 3.47%, 02/15/2021 (b)	751,715
707,800	Flagship Credit Auto Trust Series 2014-1, Class C 3.34%, 04/15/2020 (b)	709,486
750,000	GM Financial Automobile Leasing Trust Series 2015-3, Class C 2.98%, 11/20/2019	751,075
875,000	Series 2015-3, Class D 3.48%, 08/20/2020	876,686
624,000	Hertz Vehicle Financing II LP Series 2016-1A, Class A 2.32%, 03/25/2020 (b)	620,816
625,000	Hertz Vehicle Financing LLC Series 2013-1A, Class A2 1.83%, 08/25/2019 (b)	623,748

Principal Amount ($)		Value ($)

ASSET-BACKED SECURITIES (continued)
670,000	Hyundai Auto Receivables Trust 2014-B Series 2014-B, Class D 2.51%, 12/15/2020	669,296
750,000	Santander Drive Auto Receivables Trust Series 2015-4, Class C 2.97%, 03/15/2021	751,407
859,000	World Financial Network Credit Card Master Trust Series 2012-C, Class C 4.55%, 08/15/2022	865,895
650,000	World Omni Auto Receivables Trust Series 2015-A, Class B 2.04%, 01/18/2022	647,101

	Total Asset-Backed Securities (Cost $11,326,669)	11,255,061

CORPORATE BONDS & NOTES - 38.0%

Automobiles & Components - 0.1%
147,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	149,999

Banks - 7.4%
128,000	Bank of America Corp. 4.10%, 07/24/2023	132,229
311,000	Bank of America Corp., 3M USD LIBOR + 1.75% MTN 04/01/2024	318,051
380,000	09/28/2020 (c)	384,490
810,000	Capital One Financial Corp.3M USD LIBOR + 0.95%, FRN 03/09/2022 (c)	811,640
835,000	Goldman Sachs Capital III3M USD LIBOR + 0.77%, FRN 04/30/2018 (c)(d)	720,188
750,000	Goldman Sachs Group, Inc. (The)3M USD LIBOR + 1.17%, FRN 11/15/2021 (c)	759,450
750,000	Goldman Sachs Group, Inc. (The), MTN3M USD LIBOR + 1.75%, FRN 10/28/2027 (c)	786,218
500,000	Independent Bank Group, Inc.VRN 5.00%, 12/31/2027 (c)	505,830
750,000	Manufacturers & Traders Trust Co.3M USD LIBOR + 0.64%, VRN 12/01/2021 (c)	749,021
750,000	Mellon Capital IV3M USD LIBOR + 0.57%, VRN 04/30/2018 (c)(d)(e)	680,858
850,000	NTC Capital II Series B, 3M USD LIBOR + 0.59%, FRN 04/15/2027 (c)	797,937
250,000	People’s United Bank NA 4.00%, 07/15/2024	252,459
750,000	State Street Corp.3M USD LIBOR + 1.00%, FRN 06/01/2077 (c)	680,700
800,000	USB Capital IX3M USD LIBOR + 1.02%, VRN 04/30/2018 (c)(d)	723,440
795,000	Wachovia Capital Trust II3M USD LIBOR + 0.50%, FRN 01/15/2027 (c)	749,287
884,000	Wells Fargo & Co. Series S, 3M USD LIBOR + 3.11%, VRN 5.90%, 06/15/2024 (c)(d)	911,713
230,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026	228,817

		10,192,328

Capital Goods - 0.9%
750,000	Ares Capital Corp. 4.88%, 11/30/2018 (e)	757,455
500,000	Prospect Capital Corp. 5.00%, 07/15/2019	506,792

		1,264,247

See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.	25

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

Chemicals - 0.4%
500,000	Westlake Chemical Corp. 4.88%, 05/15/2023	515,000

Commercial & Professional Services - 0.6%
112,000	Catholic Health Initiatives 2.95%, 11/01/2022	109,723
747,000	Pitney Bowes, Inc. 4.63%, 03/15/2024 (e)	699,379

		809,102

Consumer Durables & Apparel - 0.2%
307,000	Mattel, Inc. 2.35%, 05/06/2019	301,627

Diversified Financials - 10.3%
500,000	American Express Co. Series C, 3M USD LIBOR + 3.29%, VRN 03/15/2020 (c)(d)	503,125
750,000	Block Financial LLC 4.13%, 10/01/2020	762,092
217,000	Citigroup, Inc. 1.75%, 05/01/2018	216,865
202,000	5.50%, 09/13/2025	219,043
750,000	5.88%, 03/27/2020 (c)(d)(e)	775,312
150,000	CNH Industrial Capital LLC 3.38%, 07/15/2019	150,000
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (b)	149,923
750,000	Ford Motor Credit Co. LLC 2.87%, 08/03/2022 (c)	756,574
200,000	5.88%, 08/02/2021	213,571
750,000	General Electric Co., MTN3M USD LIBOR + 0.30%, FRN 05/13/2024 (c)	712,610
250,000	General Motors Financial Co., Inc. 2.97%, 10/04/2019 (c)	252,711
750,000	3.07%, 04/10/2018 (c)	750,120
311,000	Goldman Sachs Group, Inc. (The) 2.63%, 01/31/2019	310,900
104,000	2.90%, 07/19/2018	104,157
247,000	4.00%, 03/03/2024	250,998
516,000	Goldman Sachs Group, Inc. (The), MTN3M USD LIBOR + 1.40%, VRN 08/26/2020 (c)	520,314
500,000	International Lease Finance Corp. 5.88%, 08/15/2022	537,848
750,000	JPMorgan Chase & Co. 5.00%, 07/01/2019 (c)(d)	757,612
500,000	7.90%, 04/30/2018 (c)(d)	503,175
500,000	Lazard Group LLC 4.25%, 11/14/2020	514,227
208,000	Morgan Stanley 2.13%, 04/25/2018	207,942
224,000	4.88%, 11/01/2022	234,961
133,000	5.00%, 11/24/2025	139,300
500,000	Morgan Stanley & Co., LLC, MTNYOY CPI + 2.00%, VRN 02/11/2020 (c)	508,125
500,000	Morgan Stanley, MTN 2.97%, 01/16/2020 (c)	497,978
500,000	3.00%, 02/21/2020 (c)	496,250
237,000	4.10%, 05/22/2023	240,465
750,000	Stifel Financial Corp. 3.50%, 12/01/2020	752,823
1,000,000	UBS AG 5.13%, 05/15/2024	1,022,810

Principal Amount ($)		Value ($)

Diversified Financials (continued)
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (b)	491,876
750,000	Western Union Co. (The) 3.60%, 03/15/2022	750,164

		14,303,871

Energy - 1.7%
90,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	106,440
500,000	Chesapeake Energy Corp.3M USD LIBOR + 3.25%, FRN 04/15/2019 (c)	498,750
98,000	Continental Resources, Inc. 4.90%, 06/01/2044	94,325
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	280,617
65,000	Kerr-McGee Corp. 6.95%, 07/01/2024	75,175
181,000	Kinder Morgan Energy Partners LP 3.50%, 09/01/2023	177,441
205,000	4.30%, 05/01/2024	206,692
96,000	Newfield Exploration Co. 5.75%, 01/30/2022	100,800
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	126,244
214,000	Unit Corp. 6.63%, 05/15/2021	215,070
197,000	Williams Cos., Inc. (The) 4.55%, 06/24/2024	199,358
317,000	Williams Partners LP 5.25%, 03/15/2020	328,630

		2,409,542

Food & Staples Retailing - 0.2%
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	280,311

Food, Beverage & Tobacco - 0.7%
250,000	Altria Group, Inc. 2.63%, 01/14/2020	248,587
108,000	2.95%, 05/02/2023	105,781
108,000	4.50%, 05/02/2043	109,740
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	193,492
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	140,453
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	109,492

		907,545

Healthcare Equipment & Services - 0.5%
207,000	Anthem, Inc. 3.30%, 01/15/2023	204,961
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	392,678
114,000	HCA, Inc. 6.50%, 02/15/2020	119,843

		717,482

Industrials (c)(d) - 0.4%
600,000	General Electric Co. Series D, 3M USD LIBOR + 3.33%, VRN 01/21/2021	594,750

Insurance - 2.7%
250,000	Allstate Corp. (The) 3.77%, 05/15/2067 (c)	246,875
119,000	5.75%, 08/15/2053 (c)	124,950
167,000	American International Group, Inc. 3.38%, 08/15/2020	167,825

26	See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

Insurance (continued)
750,000	Assured Guaranty US Holdings, Inc. 5.00%, 07/01/2024 (e)	800,577
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	243,813
253,000	Five Corners Funding Trust 4.42%, 11/15/2023 (b)	264,579
103,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	84,460
101,000	7.70%, 06/15/2020	100,243
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (b)	225,817
750,000	Old Republic International Corp. 4.88%, 10/01/2024	791,927
750,000	Prudential Financial, Inc.3M USD LIBOR + 5.00%, VRN 06/15/2068 (c)	758,437

		3,809,503

Media - 0.8%
205,000	Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13%, 12/15/2021 (b)	205,256
103,000	Comcast Corp. 4.75%, 03/01/2044	108,836
476,000	Omnicom Group, Inc. 3.63%, 05/01/2022	479,512
189,000	Time Warner Cable LLC 5.88%, 11/15/2040	198,017
168,000	Time Warner, Inc. 5.35%, 12/15/2043	179,849

		1,171,470

Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
143,000	AbbVie, Inc. 2.00%, 11/06/2018	142,470
205,000	Celgene Corp. 3.63%, 05/15/2024	202,677
187,000	Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/2023 (b)	142,587
209,000	Gilead Sciences, Inc. 3.70%, 04/01/2024	210,095
97,000	Mylan, Inc. 5.40%, 11/29/2043	100,258
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	167,850

		965,937

Real Estate - 4.1%
148,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	148,699
220,000	American Tower Corp., REIT 3.40%, 02/15/2019	220,832
139,000	Corporate Office Properties LP, REIT 3.60%, 05/15/2023	136,275
750,000	5.25%, 02/15/2024	789,679
750,000	EPR Properties, REIT 5.75%, 08/15/2022	802,050
610,000	Hospitality Properties Trust, REIT 4.50%, 06/15/2023	623,900
164,000	National Retail Properties, Inc., REIT 3.90%, 06/15/2024	165,010
750,000	PotlatchDeltic Corp., REIT 7.50%, 11/01/2019	796,875
470,000	Select Income REIT 4.15%, 02/01/2022	470,374
250,000	Simon Property Group L.P. 2.50%, 07/15/2021	244,813

Principal Amount ($)		Value ($)

Real Estate (continued)
698,000	VEREIT Operating Partnership L.P. 4.60%, 02/06/2024	707,877
569,000	WP Carey, Inc. 4.60%, 04/01/2024	583,944

		5,690,328

Retailing - 0.8%
29,000	Bed Bath & Beyond, Inc. 4.92%, 08/01/2034	25,349
157,000	Glencore Funding LLC 4.13%, 05/30/2023 (b)	158,206
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	123,940
750,000	Tapestry, Inc. 4.25%, 04/01/2025	747,121

		1,054,616

Semiconductors & Semiconductor Equipment - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	104,288

Software & Services - 1.3%
750,000	Amazon.com, Inc. 5.20%, 12/03/2025	837,144
750,000	eBay, Inc. 2.20%, 08/01/2019 (e)	743,920
154,000	Oracle Corp. 3.63%, 07/15/2023	157,191

		1,738,255

Technology Hardware & Equipment - 1.5%
308,000	Apple, Inc. 2.85%, 05/06/2021	308,322
520,000	HP, Inc. 2.75%, 01/14/2019 (e)	520,063
500,000	Motorola Solutions, Inc. 3.50%, 03/01/2023	493,365
720,000	Seagate HDD Cayman 4.75%, 01/01/2025 (e)	701,738

		2,023,488

Telecommunication Services - 0.8%
262,000	AT&T, Inc. 2.38%, 11/27/2018	261,924
156,000	4.45%, 04/01/2024	161,219
336,000	5.15%, 03/15/2042	347,369
154,000	L-3 Technologies, Inc. 3.95%, 05/28/2024	155,109
119,000	Sprint Corp. 7.25%, 09/15/2021	123,314
215,000	Windstream Services LLC 6.38%, 08/01/2023 (e)	124,163

		1,173,098

Transportation - 0.2%
246,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	244,280

Utilities - 1.6%
103,000	CMS Energy Corp. 4.88%, 03/01/2044	113,970
146,000	Duke Energy Corp. 3.75%, 04/15/2024	146,328
215,000	Eversource Energy 1.45%, 05/01/2018	214,820
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	114,995
142,000	PacifiCorp 6.25%, 10/15/2037	186,685
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044	138,612
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	311,156

See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.	27

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

Utilities (continued)
259,000	Southern Co. (The) 2.45%, 09/01/2018	258,737
750,000	WEC Energy Group, Inc.3M USD LIBOR + 2.11%, VRN 05/15/2067 (c)	735,000

		2,220,303

	Total Corporate Bonds & Notes (Cost $52,173,089)	52,641,370

FOREIGN CORPORATE BONDS & NOTES - 4.7%

Banks - 1.6%
500,000	Bank of Nova Scotia (The), MTN3M USD LIBOR + 0.25%, VRN 08/28/2019 (c)	503,597
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (b)(e)	199,023
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	478,114
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (b)	197,530
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (b)	392,419
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (b)	247,922
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (b)	265,327

		2,283,932

Diversified Financials - 0.2%
304,000	Invesco Finance PLC 3.13%, 11/30/2022	301,769

Energy - 0.8%
108,000	BP Capital Markets PLC 1.38%, 05/10/2018	107,868
205,000	CNOOC Nexen Finance (2014) ULC 4.25%, 04/30/2024	208,168
138,000	Nexen Energy ULC 6.40%, 05/15/2037	170,905
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	95,371
325,000	Shell International Finance BV 3.40%, 08/12/2023	328,631
106,000	Statoil ASA 4.80%, 11/08/2043	121,178
95,000	Weatherford International, Ltd. 5.95%, 04/15/2042	64,600

		1,096,721

Insurance - 0.1%
100,000	XLIT, Ltd. 5.25%, 12/15/2043	112,840

Materials - 0.2%
205,000	Agrium, Inc. 4.90%, 06/01/2043	214,016
103,000	Kinross Gold Corp. 5.95%, 03/15/2024	111,188

		325,204

Media (b) - 0.2%
208,000	Cogeco Communications, Inc. 4.88%, 05/01/2020	209,560

Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
197,000	Actavis Funding SCS 3.85%, 06/15/2024	194,898
99,000	4.85%, 06/15/2044	98,384

Principal Amount ($)		Value ($)

Pharmaceuticals, Biotechnology & Life Sciences (continued)
775,000	CVS Health Corp. 3.13%, 03/09/2020	776,143

		1,069,425

Retailing - 0.5%
750,000	Signet UK Finance PLC 4.70%, 06/15/2024	720,108

Software & Services (b) - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019	109,629

Telecommunication Services - 0.2%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	304,760

	Total Foreign Corporate Bonds & Notes (Cost $6,489,095)	6,533,948

MUNICIPAL BONDS & NOTES - 13.1%
500,000	Adelanto Public Utility Authority (Insured: AGM) 3.75%, 07/01/2024	504,960
750,000	Belding Area Schools, GO Insured: Q-SBLF 6.50%, 05/01/2025	809,707
80,000	California Statewide Communities Development Authority (Insured: FANNIE MAE) 2.30%, 05/15/2035 (c)	80,000
765,000	City of Fort Collins 1.65%, 12/01/2032 (c)	765,000
1,500,000	City of West Memphis 1.80%, 10/01/2021 (c)	1,500,000
750,000	Clark County School District Finance Corp. Insured: State Intercept 5.20%, 06/01/2026	797,393
635,000	Comstock Park Public Schools, GO Insured: Q-SBLF 6.30%, 05/01/2026	696,538
785,000	Indiana Development Finance Authority 1.68%, 12/01/2038 (c)	785,000
635,000	Industry Public Facilities Authority of California Insured: AGM 5.04%, 01/01/2027	651,783
750,000	Kindred Public School District No. 2, GO 6.00%, 08/01/2027	851,475
1,200,000	Mississippi Business Finance Corp. 1.99%, 08/01/2021 (c)	1,200,000
1,200,000	2.04%, 12/01/2025 (c)	1,200,000
720,000	New York State Dormitory Authority 5.00%, 01/01/2024	734,710
1,500,000	New York State Housing Finance Agency 1.95%, 05/01/2049 (c)	1,500,000
750,000	North Texas Tollway Authority 8.91%, 02/01/2030	826,897
650,000	Pennsylvania Turnpike Commission 7.47%, 06/01/2025	688,240
200,000	7.47%, 06/01/2025	211,442
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	351,542
300,000	San Francisco City & County Redevelopment Financing Agency 8.26%, 08/01/2029	390,384
470,000	Stanton Redevelopment Agency 8.63%, 12/01/2025	564,197
200,000	State of California, GOFRN 2.45%, 04/01/2047 (c)	201,548

28	See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

MUNICIPAL BONDS & NOTES (continued)
750,000	Washington Higher Education Facilities Authority 4.27%, 10/01/2022	759,210
2,005,000	Wheaton College 1.75%, 10/01/2035 (c)	2,005,000

	Total Municipal Bonds & Notes (Cost $17,947,496)	18,075,026

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 1.6%
141,836	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX, VRN 5.48%, 01/15/2049 (c)	143,864
120,000	Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class AM, VRN 4.53%, 02/10/2047 (c)	126,215
100,000	Series 2013-LC13, Class AM, VRN 4.56%, 08/10/2046 (b)(c)	105,377
205,000	GS Mortgage Securities Trust Series 2014, Class C 3.79%, 01/10/2031 (b)	206,067
105,000	Series 2014-GC20, Class AS 4.26%, 04/10/2047	106,674
100,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class C, VRN 4.83%, 02/15/2047 (c)	101,269
153,000	Series 2013-C17, Class C, VRN 4.88%, 01/15/2047 (c)	156,928
63,165	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (b)	63,129
55,585	Series 2007-C6, Class AM, VRN 6.11%, 07/15/2040 (c)	55,541
210,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class AS, VRN 4.08%, 07/15/2046 (c)	215,915
191,000	Series 2013-C10, Class C, VRN 4.08%, 07/15/2046 (c)	187,816
100,000	Morgan Stanley Capital I Trust Series 2012-C4, Class B, VRN 5.21%, 03/15/2045 (b)(c)	105,618
43,684	Series 2006-T21, Class AJ, VRN 5.27%, 10/12/2052 (c)	43,640
3,775	Series 2007-IQ16, Class AMA, VRN 6.12%, 12/12/2049 (c)	3,772
115,000	WF-RBS Commercial Mortgage Trust Series 2013-C17, Class AS 4.26%, 12/15/2046	118,821
263,000	Series 2014-LC14, Class AS, VRN 4.35%, 03/15/2047 (c)	271,613
140,000	Series 2014-C19, Class B, VRN 4.72%, 03/15/2047 (c)	146,252

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $2,154,617)	2,158,511

U.S. GOVERNMENT AGENCIES (f) - 3.9%
1,000,000	Federal Home Loan Mortgage Corp. 1.25%, 06/30/2021	985,704
1,000,000	Federal National Mortgage Assoc. 1.25%, 12/30/2019	992,774
2,000,000	1.38%, 10/29/2020	1,976,164
1,500,000	2.00%, 06/30/2021	1,491,950

	Total U.S. Government Agencies (Cost $5,497,979)	5,446,592

Principal Amount ($)		Value ($)

U.S. TREASURIES - 5.0%
250,000	U.S. Treasury Bond 6.25%, 08/15/2023	295,962
750,000	U.S. Treasury Note 1.00%, 09/15/2018	747,085
500,000	2.13%, 12/31/2022	490,440
500,000	2.25%, 10/31/2024	487,275
500,000	2.25%, 12/31/2024 (e)	486,768
1,500,000	U.S. Treasury Notes 0.75%, 09/30/2018	1,491,357
1,500,000	1.00%, 10/15/2019	1,472,402
1,500,000	1.13%, 09/30/2021	1,432,969

	Total U.S. Treasuries (Cost $6,993,228)	6,904,258

	Total Bonds & Notes (Cost $117,082,108)	117,337,961

Shares

Domestic Equity - 4.2%

COMMON STOCKS - 2.1%

Real Estate - 2.1%
39,900	Gramercy Property Trust, REIT	867,027
23,221	Phillips Edison Grocery Center REIT I, Inc. (g)(i)(j)	227,336
33,250	Retail Opportunity Investments Corp., REIT (e)	587,527
173,000	VEREIT, Inc., REIT	1,204,080

	Total Common Stocks (Cost $3,706,778)	2,885,970

PREFERRED STOCKS - 2.1%

Banks - 1.7%
30,000	Countrywide Capital V 7.00% (e)	783,450
22,109	First Republic Bank, Series E 7.00% (d)(e)	580,251
28,000	GMAC Capital Trust I, Series 2 7.62% (c)	730,380
6,572	Wells Fargo & Co., Series Q 5.85% (c)(d)	173,890

		2,267,971

Real Estate (d) - 0.4%
13,500	Gramercy Property Trust, Series A 7.13%	346,275
10,040	VEREIT, Inc., Series F 6.70%	255,016

		601,291

	Total Preferred Stocks (Cost $2,815,197)	2,869,262

	Total Domestic Equity (Cost $6,521,975)	5,755,232

Foreign Equity - 0.2%

PREFERRED STOCKS - 0.2%

Industrial - 0.2%
1,075	Teva Pharmaceutical Industries, Ltd. 7.00%	354,374

	Total Foreign Equity (Cost $871,761)	354,374

See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.	29

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2018	Highland Fixed Income Fund

Shares		Value ($)

Registered Investment Companies - 9.4%
59,543	BlackRock Build America Bond Trust, Common	1,340,908
31,300	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc., Common	798,776
50,842	DoubleLine Income Solutions Fund, Common	1,020,907
62,383	Nuveen Build America Bond Fund, Common	1,296,943
140,000	Nuveen Credit Strategies Income Fund, Common	1,111,600
36,950	PCM Fund, Inc., Common (e)	418,274
79,000	PIMCO Dynamic Credit & Mortgage Income Fund, Common	1,807,520
6,314,455	State Street Navigator Prime Securities Lending Portfolio, Premier (h)	5,208,268

	Total Registered Investment Companies (Cost $12,776,816)	13,003,196

Cash Equivalents - 4.3%

MONEY MARKET FUNDS - 4.3%
5,944,809	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.61%, 12/31/2049	5,944,809

	Total Cash Equivalents (Cost $5,944,809)	5,944,809

Total Investments - 102.9%		142,395,572

(Cost $143,197,469)
Other Assets & Liabilities, Net - (2.9)%		(3,977,039)

Net Assets - 100.0%		138,418,533

(a)	Securities are grouped by coupon and represent a range of maturities.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2018, these securities amounted to $8,706,923 or 6.3% of net assets.
(c)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2018. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 1.88% and 3 months equal to 2.31%.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Securities (or a portion of securities) on loan. As of March 31, 2018, the market value of securities loaned was $6,171,874. The loaned securities were secured with cash and securities collateral of $6,314,455. Collateral is calculated based on prior day’s prices. See Note 4.
(f)	Step coupon bond. The interest rate shown reflects the rate in effect March 31, 2018 and will reset at a future date.
(g)	Non-income producing security.
(h)	Represents investments of cash collateral received in connection with securities lending.
(i)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $227,336, or 0.2% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2018. See Note 2.

(j)	Classified as Level 3 within the three-tier fair value hierarchy. Please see Note 2 for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

	Overnight and Continuous	Total
Securities Lending Transactions[2]
Common Stocks	$1,129,750	$1,129,750
Corporate Bonds & Notes	4,078,518	4,078,518

Total Borrowings	$5,208,268	$5,208,268

Gross amount of recognized liabilities for securities lending transactions		$5,208,268

[1]	Includes domestic and foreign equity securities.
[2]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.
*	The calculated percentages are based on total investments. The other assets & liabilities, net line has been excluded from the calculation.

30	See Glossary on page 31 for abbreviations along with accompanying Notes to Financial Statements.

GLOSSARY: (abbreviations that may be used in the preceding statements) (unaudited)

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual
GO	General Obligation
NATL-RE	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
ST APPROP	State Appropriation
ST RES FD GTY	State Resource Fund Guaranty

Other Abbreviations:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
MTN	Medium-Term Note
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security

Underlying Instrument Abbreviations:
MSHDGBH	Morgan Stanley Index

Semi-Annual Report	31

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2018 (unaudited)

	Highland Global Allocation Fund ($)	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)
Assets
Investments, at value	624,097,458	144,651,156	60,610,404
Affiliated investments, at value (Note 10)	168,656,984	3,743,104	1,394,078

Total Investments, at value	792,754,442	148,394,260	62,004,482
Cash equivalents (Note 2)	—	—	—
Cash	2,115,586	119,231	1,107,838
Restricted Cash — Futures (Note 3)	3,372,315	—	452,400
Restricted Cash — Securities Sold Short and Written Options (Note 2)	41,591,052	142,370	2,974,158
Restricted Cash — Swap (Note 2)	—	2,030,000	—
Foreign currency	—	—	—
Receivable for:
Investments sold	6,598,046	5,796,871	—
Dividends and interest	4,182,753	61,501	81,799
Investment advisory and administration fees (Note 7)	—	—	—
Fund shares sold	173,491	7,339	7,290
Swap Payments	—	87,080	—
Variation margin on futures contracts	1,571,019	—	194,872
Prepaid expenses and other assets	358,827	37,790	25,791

Total assets	852,717,531	156,676,442	66,848,630

Liabilities
Due to custodian	—	—	—
Due to broker (Note 2)	67,889,833	—	—
Notes payable (Note 6)	132,500,000	—	10,500,000
Securities sold short, at value (Notes 2 and 8)	133,558,784	532,260	2,626,260
Written options contracts, at value (Note 3)	1,926,399	—	—
Swaps, at value	—	188,443	—

Payable for:
Upon receipt of securities loaned (Note 4)	—	—	502,342
Distributions to shareholders	134,267	—	—
Investments purchased	4,627,159	3,352,382	1,252,904
Fund shares redeemed	5,537,407	66,197	64,775
Investment advisory (Note 8)	123,067	85,334	20,500
Trustees’ fees	48,411	7,136	815
Distribution and shareholder service fees (Note 7)	27,422	6,405	2,338
Transfer agent fees	172,383	23,264	13,286
Custody fees	43	—	22
Interest expense and commitment fee payable (Note 6)	262,232	—	22,983
Accrued expenses and other liabilities	362,335	127,465	37,664

Total liabilities	347,169,742	4,388,886	15,043,889

Commitments and Contingencies (Note 7)

Net Assets	505,547,789	152,287,556	51,804,741

32	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

88,139,272	12,997,366	136,450,763
—	—	—

88,139,272	12,997,366	136,450,763
7,574,622	31,933	5,944,809
5,501	—	1,499,983
—	—	—
—	—	—
—	—	—
150	—	—

1,071,666	—	675,712
443,829	184,913	1,038,075
—	1,887	—
15,513	207	18,538
—	—	—
—	—	—
27,557	29,881	30,444

97,278,110	13,246,187	145,658,324

22	—	22
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—

2,079,358	—	5,208,268
—	25,474	348,480
18,686	—	1,451,785
140,595	11,015	65,780
41,558	—	51,210
—	111	370
2,657	646	4,694
9,121	3,108	17,251
—	22	—
—	—	—
53,814	13,568	91,931

2,345,811	53,944	7,239,791

94,932,299	13,192,243	138,418,533

See accompanying Notes to Financial Statements.	33

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

As of March 31, 2018 (unaudited)

	Highland Global Allocation Fund ($)	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)
Net Assets Consist of:
Par value (Note 1)	60,182	5,805	3,944
Paid-in capital	986,517,405	105,341,492	44,840,611
Accumulated net investment income (loss)	(7,538,776)	(26,187)	19,222
Accumulated net realized gain (loss) from investments, securities sold short, written options, futures contracts and foreign currency transactions	(203,175,593)	47,507,031	5,896,341
Net unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency translations	(270,315,429)	(540,585)	1,044,623

Net Assets	505,547,789	152,287,556	51,804,741

Investments, at cost	811,419,026	144,975,222	59,411,393
Affiliated investments, at cost (Note 10)	208,139,123	3,762,432	1,358,571
Cash equivalents, at cost (Note 2)	—	—	—
Foreign currency, at cost	97,125	—	—
Proceeds from securities sold short	88,230,240	528,078	2,023,804
Written option premiums received	1,965,458	—	—
(a) Includes market value of securities on loan:	594,100	4,504,942	2,500,292

Class A:
Net assets	212,494,268	106,550,883	38,241,100
Shares outstanding ($0.001 par value; unlimited shares authorized)	26,048,246	3,967,315	2,830,984

Net asset value per share(a)(b)	8.16	26.86	13.51

Maximum offering price per share(c)	8.66	28.50	14.33

Class C:
Net assets	109,224,854	11,974,464	4,680,030
Shares outstanding ($0.001 par value; unlimited shares authorized)	15,387,584	652,967	517,455

Net asset value and offering price per share(a)	7.10	18.34	9.05

Class Y:
Net assets	183,828,667	33,762,209	8,883,611
Shares outstanding ($0.001 par value; unlimited shares authorized)	18,746,550	1,184,953	595,960

Net asset value, offering and redemption price per share	9.81	28.49	14.91

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)

The sales charge is 5.75% for all Funds except for the Tax-Exempt Fund and Fixed Income Fund, which is 4.25%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

34	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

4,288	1,187	10,868
95,065,619	12,862,655	141,404,578
369,172	51,488	(34,889)
(575,400)	1	(2,160,127)
68,620	276,912	(801,897)

94,932,299	13,192,243	138,418,533

88,068,896	12,720,454	137,252,660
—	—	—
7,575,629	31,933	5,944,809
150	—	—
—	—	—
—	—	—
2,079,358	—	6,171,874

48,029,275	12,246,745	100,433,897
2,170,990	1,102,826	7,884,407

22.12	11.10	12.74

23.47	11.59	13.31

4,153,738	861,826	3,430,885
210,037	77,611	268,990

19.78	11.11	12.75

42,749,286	83,672	34,553,751
1,901,823	6,945	2,714,273

22.48	12.05	12.73

See accompanying Notes to Financial Statements.	35

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2018 (unaudited)

	Highland Global Allocation Fund ($)	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)
Investment Income
Income:
Dividends from unaffiliated issuers	5,484,520	1,006,861	609,030
Dividends from affiliated issuers (Note 10)	1,432,093	116,746	28,426
Less: Foreign taxes withheld	(41,875)	—	(1,672)
Securities lending income (Note 4)	16,978	35,447	17,617
Interest from unaffiliated issuers	7,454,614	—	3,290
Interest paid-in-kind from affiliated issuers (Note 10)	2,647,586	—	—
Other income	104,503	5,862	—

Total Income	17,098,419	1,164,916	656,691

Expenses:
Investment advisory (Note 7)	1,120,056	466,212	325,670
Distribution and shareholder service fees: (Note 7)
Class A	295,190	138,902	49,048
Class C	659,947	65,405	24,075
Transfer agent fees	389,849	99,035	47,568
Trustees fees (Note 7)	104,831	22,377	6,431
Accounting services fees	139,958	31,108	16,813
Audit fees	141,955	34,129	13,868
Legal fees	484,139	51,280	34,601
Registration fees	31,507	22,869	24,574
Insurance	47,287	7,869	3,547
Reports to shareholders	138,166	23,388	6,038
Interest expense and commitment fees (Note 6)	2,468,507	—	174,767
Dividends and fees on securities sold short (Note 2)	348,484	—	51,591
Other	133,381	24,765	6,791

Total operating expenses before waiver and reimbursement (Note 7)	6,503,257	987,339	785,382
Less: Expenses waived or borne by the adviser and administrator	(40,315)	—	(147,915)

Net operating expenses	6,462,942	987,339	637,467

Net investment income	10,635,477	177,577	19,224

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	(58,873,715)	48,669,461	5,972,346
Investments from affiliated issuers (Note 10)	—	58,181	—
Securities sold short (Note 2)	(11,002,270)	(598,262)	—
Swap contracts (Note 3)	—	87,910	—
Written options contracts (Note 3)	(10,328,982)	(228,141)	(1,759,348)
Futures contracts (Note 3)	2,042,856	—	883,225
Foreign currency related transactions	(1,414)	(6,392)	(40)

Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	101,363,174	(35,295,322)	(3,868,262)
Investments in affiliated issuers (Note 10)	(26,356,720)	(225,340)	59,781
Securities sold short (Note 2)	(7,357,621)	(4,182)	(95,160)
Swap contracts (Note 3)	—	(190,837)	—
Written options contracts (Note 3)	(566,525)	—	(238,543)
Futures contracts (Note 3)	6,452,638	—	961,189
Foreign currency related translations	125,919	(2,172)	28

Net realized and unrealized gain (loss) on investments	(4,502,660)	12,264,904	1,915,216

Total increase (decrease) in net assets resulting from operations	6,132,817	12,442,481	1,934,440

36	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

3,652,636	—	514,242
—	—	—
(7,230)	—	(2,822)
33,714	—	20,158
364,633	220,226	1,985,139
—	—	—
12,500	—	—

4,056,253	220,226	2,516,717

260,188	23,901	212,658

67,302	15,838	130,377
22,720	4,635	18,216
53,046	8,717	84,184
9,962	1,427	13,974
30,594	8,778	43,239
22,510	3,095	30,796
30,437	4,427	42,351
22,697	21,998	22,826
4,381	832	6,981
6,766	1,896	12,809
—	—	—
—	—	—
3,082	1,380	4,653

533,685	96,924	623,064
—	(32,064)	(13,712)

533,685	64,860	609,352

3,522,568	155,366	1,907,365

(271,022)	—	(241,071)
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
3,533	—	—

(6,055,855)	(244,234)	(2,397,982)
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
546	—	—

(6,322,798)	(244,234)	(2,639,053)

(2,800,230)	(88,868)	(731,688)

See accompanying Notes to Financial Statements.	37

STATEMENTS OF CHANGES IN NET ASSETS

	Highland Global Allocation Fund		Highland Premier Growth Equity Fund

	Six Months Ended March 31, 2018 (unaudited) ($)	Year Ended September 30, 2017 ($)	Six Months Ended March 31, 2018 (unaudited) ($)	Year Ended September 30, 2017 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	10,635,477	61,060,957	177,577	(189,857)
Net realized gain (loss) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(78,163,525)	(32,191,936)	47,982,757	33,461,671
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	73,660,865	32,310,193	(35,717,853)	(11,164,573)

Net increase (decrease) from operations	6,132,817	61,179,214	12,442,481	22,107,241

Distributions to shareholders from:
Net investment income
Class A	(5,981,729)	(21,201,116)	—	—
Class C	(3,250,600)	(15,103,261)	—	—
Class Y	(4,767,910)	(20,955,856)	—	—
Net realized gains
Class A	—	—	(22,677,999)	(24,053,206)
Class C	—	—	(3,707,293)	(5,037,803)
Class Y	—	—	(6,885,689)	(6,603,213)
Return of Capital
Class A	—	(804,590)	—	—
Class C	—	(573,174)	—	—
Class Y	—	(795,283)	—	—

Total distributions	(14,000,239)	(59,433,280)	(33,270,981)	(35,694,222)

Decrease in net assets from operations and distributions	(7,867,422)	1,745,934	(20,828,500)	(13,586,981)

Share transactions:
Proceeds from sale of shares
Class A	3,640,293	30,764,451	4,049,593	6,265,591
Class C	2,715,931	18,121,574	709,880	883,149
Class Y	23,182,180	118,990,879	3,717,174	9,104,977
Value of distributions reinvested
Class A	5,537,665	20,057,183	21,857,793	23,321,947
Class C	2,481,464	11,352,710	3,427,323	4,479,595
Class Y	3,549,663	16,664,154	6,693,552	5,913,984
Cost of shares redeemed
Class A	(49,879,843)	(105,585,871)	(13,178,454)	(30,818,816)
Class C	(47,420,646)	(120,272,071)	(2,847,127)	(10,466,740)
Class Y	(95,481,475)	(252,701,337)	(7,436,251)	(14,195,986)

Net increase (decrease) from shares transactions	(151,674,768)	(262,608,328)	16,993,483	(5,512,299)

Total increase (decrease) in net assets	(159,542,190)	(260,862,394)	(3,835,017)	(19,099,280)

Net Assets
Beginning of period	665,089,979	925,952,373	156,122,573	175,221,853

End of period	505,547,789	665,089,979	152,287,556	156,122,573

Accumulated net investment income (loss)	(7,538,776)	(4,174,014)	(26,187)	(203,764)

38	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Small-Cap Equity Fund		Highland Total Return Fund

Six Months Ended March 31, 2018 (unaudited) ($)	Year Ended September 30, 2017 ($)	Six Months Ended March 31, 2018 (unaudited) ($)	Year Ended September 30, 2017 ($)

19,224	327,304	3,522,568	526,370
5,096,183	9,256,583	(267,489)	2,321,872
(3,180,967)	(2,457,714)	(6,055,309)	5,441,084

1,934,440	7,126,173	(2,800,230)	8,289,326

(82,690)	(229,699)	(1,813,787)	(619,881)
—	(10,276)	(138,530)	(17,717)
(39,333)	(81,377)	(1,602,598)	(156,818)

(6,170,263)	(1,628,044)	(1,137,027)	(390,422)
(1,052,075)	(184,221)	(109,932)	(44,461)
(1,392,998)	(417,374)	(932,409)	(77,674)

—	—	—	—
—	—	—	—
—	—	—	—

(8,737,359)	(2,550,991)	(5,734,283)	(1,306,973)

(6,802,919)	4,575,182	(8,534,513)	6,982,353

3,391,331	13,620,467	671,157	1,731,157
390,407	2,551,911	489,672	290,493
2,368,388	32,864,955	5,437,232	40,230,133

5,959,451	1,719,164	2,622,770	899,697
1,017,530	182,454	157,061	34,003
1,400,924	492,079	2,180,629	228,121

(10,525,384)	(11,009,654)	(7,041,068)	(8,096,911)
(1,044,143)	(1,067,875)	(773,649)	(2,363,399)
(20,494,683)	(15,125,842)	(11,317,166)	(3,561,815)

(17,536,179)	24,227,659	(7,573,362)	29,391,479

(24,339,098)	28,802,841	(16,107,875)	36,373,832

76,143,839	47,340,998	111,040,174	74,666,342

51,804,741	76,143,839	94,932,299	111,040,174

19,222	122,021	369,172	401,519

See accompanying Notes to Financial Statements.	39

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Highland Tax-Exempt Fund		Highland Fixed Income Fund

	Six Months Ended March 31, 2018 (unaudited) ($)	Year Ended September 30, 2017 ($)	Six Months Ended March 31, 2018 (unaudited) ($)	Year Ended September 30, 2017 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	155,366	366,081	1,907,365	3,466,323
Net realized gain (loss) on investments and securities sold short	—	374,635	(241,071)	(165,904)
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(244,234)	(1,073,250)	(2,397,982)	(505,611)

Net increase (decrease) from operations	(88,868)	(332,534)	(731,688)	2,794,808

Distributions to shareholders from:
Net investment income
Class A	(147,332)	(348,530)	(1,381,753)	(2,723,500)
Class C	(7,269)	(15,902)	(34,867)	(65,883)
Class Y	(768)	(1,819)	(491,305)	(660,757)
Net realized gains
Class A	(347,251)	—	—	—
Class C	(24,913)	—	—	—
Class Y	(834)	—	—	—
Return of Capital
Class A	—	—	—	(206,179)
Class C	—	—	—	(4,988)
Class Y	—	—	—	(50,022)

Total distributions	(528,367)	(366,251)	(1,907,925)	(3,711,329)

Decrease in net assets from operations and distributions	(617,235)	(698,785)	(2,639,613)	(916,521)

Share transactions:
Proceeds from sale of shares
Class A	702,860	886,785	5,468,423	3,899,359
Class C	121,219	357,339	1,242,659	608,178
Class Y	283,725	277	4,170,763	31,719,537
Value of distributions reinvested
Class A	387,229	220,340	1,015,591	2,604,825
Class C	22,120	7,931	25,085	50,031
Class Y	1,336	1,360	365,380	646,937
Cost of shares redeemed
Class A	(1,070,982)	(13,165,238)	(8,912,797)	(19,375,949)
Class C	(215,764)	(1,199,301)	(660,999)	(3,294,191)
Class Y	(237,607)	(116,776)	(2,030,520)	(2,570,570)

Net increase (decrease) from shares transactions	(5,864)	(13,007,283)	683,585	14,288,157

Total increase (decrease) in net assets	(623,099)	(13,706,068)	(1,956,028)	13,371,636

Net Assets
Beginning of period	13,815,342	27,521,410	140,374,561	127,002,925

End of period	13,192,243	13,815,342	138,418,533	140,374,561

Accumulated net investment income (loss)	51,488	51,491	(34,889)	(34,329)

40	See accompanying Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Highland Global Allocation Fund		Highland Premier Growth Equity Fund

	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	432,845	3,500,596	143,714	209,670
Issued for distribution reinvested	665,749	2,328,226	831,411	869,573
Shares redeemed	(5,935,635)	(12,222,866)	(467,427)	(1,039,983)

Net increase (decrease) in fund shares	(4,837,041)	(6,394,044)	507,698	39,260

Class C:
Shares sold	371,471	2,336,879	37,278	40,867
Issued for distribution reinvested	342,322	1,498,901	190,513	221,433
Shares redeemed	(6,470,478)	(15,814,383)	(146,655)	(461,266)

Net increase (decrease) in fund shares	(5,756,685)	(11,978,603)	81,136	(198,966)

Class Y:
Shares sold	2,291,999	11,471,143	124,954	300,393
Issued for distribution reinvested	355,290	1,619,935	240,171	210,988
Shares redeemed	(9,467,402)	(24,499,391)	(248,670)	(451,024)

Net increase (decrease) in fund shares	(6,820,113)	(11,408,313)	116,455	60,357

42	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Small-Cap Equity Fund		Highland Total Return Fund

Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017

243,229	927,292	28,634	74,772
475,405	128,348	113,810	40,374
(753,729)	(757,663)	(307,666)	(354,059)

(35,095)	297,977	(165,222)	(238,913)

41,416	238,650	23,162	14,037
121,279	18,821	7,616	1,708
(111,180)	(100,031)	(37,272)	(114,531)

51,515	157,440	(6,494)	(98,786)

151,419	2,020,193	230,357	1,653,396
100,989	33,752	93,174	10,074
(1,305,299)	(947,298)	(476,249)	(154,808)

(1,052,891)	1,106,647	(152,718)	1,508,662

See accompanying Notes to Financial Statements.	43

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

Highland Funds II

	Highland Tax-Exempt Fund		Highland Fixed Income Fund

	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	62,011	76,538	422,787	302,037
Issued for distribution reinvested	36,065	19,099	78,956	201,714
Shares redeemed	(95,478)	(1,154,750)	(693,465)	(1,503,115)

Net increase (decrease) in fund shares	2,598	(1,059,113)	(191,722)	(999,364)

Class C:
Shares sold	10,708	30,632	95,715	46,944
Issued for distribution reinvested	2,022	689	1,948	3,872
Shares redeemed	(19,055)	(103,948)	(51,332)	(255,261)

Net increase (decrease) in fund shares	(6,325)	(72,627)	46,331	(204,445)

Class Y:
Shares sold	23,391	22	324,675	2,446,571
Issued for distribution reinvested	128	109	28,438	50,098
Shares redeemed	(19,579)	(9,429)	(158,641)	(199,047)

Net increase (decrease) in fund shares	3,940	(9,298)	194,472	2,297,622

44	See accompanying Notes to Financial Statements.

Statement of Cash Flows

For the period ended March 31, 2018	Highland Global Allocation Fund

$
Cash Flows Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	6,132,817

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Cash Provided by Operating Activities:
Purchases of investment securities	(285,008,028)
Proceeds from disposition of investment securities	400,148,800
Purchases of purchased options	28,273,318
Proceeds from sales of short-term portfolio investments, net	7,157,849
Purchases of securities sold short	(71,935,840)
Proceeds from securities sold short	80,728,171
Payment-in-kind transactions	(2,647,586)
Decrease in restricted cash	2,593,298
Net accretion of discount	(1,814,258)
Net premium paid on open written options contracts	(10,120,106)
Net realized loss on Investments from unaffiliated issuers	58,873,715
Net realized loss on securities sold short, written options contracts and foreign currency transactions	21,332,666
Net change in unrealized (appreciation)/ depreciation on investments, securities sold short, written options contracts and translation on assets and liabilities denominated in foreign currency	(67,208,227)
Decrease in receivable for investments sold	7,540,472
Decrease in receivable for dividends and interest	755,719
Increase in other assets	(173,391)
Decrease in payable upon receipt of securities on loan	(7,157,849)
Decrease in payable for investments purchased	(10,741,951)
Decrease in accrued dividends on securities sold short	(166,967)
Decrease in due to broker	(129,203,126)
Increase in payables to related parties	170,947
Decrease in payable for distribution and shareholder service fees	(8,692)
Decrease in payable for variation margin	(1,658,191)
Increase in payable to transfer fees	3,358
Increase in payable for custody fees	43
Increase in payable for commitment fees	47,799
Decrease in accrued expenses and other liabilities	(532,031)

Net cash flow provided by operating activities	25,382,729

Cash Flows Received from (Used In) Financing Activities:
Increase in notes payable	132,500,000
Distributions paid in cash	(2,297,180)
Payments on shares redeemed	(191,205,847)
Proceeds from shares sold	29,780,085

Net cash flow received from (used in) financing activities	(31,222,942)

Effect of exchange rate changes on cash	(3,060)

Net Decrease in Cash	(5,843,273)

Cash:
Beginning of year	7,958,859

End of year	2,115,586

Supplemental disclosure of cash flow information:
Reinvestment of distributions	11,568,792

Cash paid during the period for interest and commitment fees	2,420,708

Paid-in-kind interest income	2,647,586

See accompanying Notes to Financial Statements.	45

Statement of Cash Flows

For the period ended March 31, 2018	Highland Small-Cap Equity Fund

$
Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations	1,934,440

Adjustments to Reconcile Net Investment Income to Net Cash Used for Operating Activities Operating Activities:
Purchases of investment securities	(15,988,992)
Proceeds from disposition of investment securities	28,109,147
Purchases of purchased options	2,014,007
Proceeds from sales of short-term portfolio investments, net	(502,342)
Increase in restricted cash	(455,745)
Net premium paid on open written options contracts	(2,062,891)
Net realized gain on Investments from unaffiliated issuers	(5,943,920)
Net realized gain on Investments in affiliated issuers	(28,426)
Net realized loss on securities sold short, written options contracts and foreign currency transactions	1,759,388
Net change in unrealized (appreciation)/ depreciation on investments, securities sold short, written options contracts and translation on assets and liabilities denominated in foreign currency	4,142,156
Decrease in receivable for investments sold	5,644,466
Decrease in receivable for dividends and interest	81,946
Decrease in other assets	1,433
Increase in payable upon receipt of securities on loan	502,342
Increase in payable for investments purchased	1,252,904
Decrease in due to broker	(227,641)
Increase in payables to related parties	6,201
Decrease in payable for distribution and shareholder service fees	(266)
Decrease in payable for variation margin	(197,611)
Decrease in payable to transfer fees	(2,314)
Increase in payable for commitment fees	(2,614)
Decrease in accrued expenses and other liabilities	(41,228)

Net cash flow used for operating activities	19,994,440

Cash Flows Used In Financing Activities:
Increase in notes payable	10,500,000
Distributions paid in cash	(359,454)
Payments on shares redeemed	(32,046,556)
Proceeds from shares sold	6,225,534
Decrease in due to custodian	(3,206,114)

Net cash flow used in financing activities	(18,886,590)

Effect of exchange rate changes on cash	(12)

Net increase in cash	1,107,838

Cash:
Beginning of year	0

End of year	1,107,838

Supplemental disclosure of cash flow information:
Reinvestment of distributions	8,377,905

Cash paid during the period for interest and commitment fees	192,517

46	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Global Allocation Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$8.32		$8.40	$8.35	$10.58	$9.03	$10.24
Income from Investment Operations:
Net investment income(a)	0.15		0.62	0.73	0.26	0.16	0.15
Net realized and unrealized gain/(loss)	(0.09)		(0.05)	—	(1.69)	1.89	1.45

Total from investment operations	0.06		0.57	0.73	(1.43)	2.05	1.60
Less Distributions Declared to Shareholders:
From net investment income	(0.22)		(0.63)	(0.65)	(0.43)	(0.16)	(0.15)
From net realized gains	—		—	—	(0.37)	(0.34)	(2.66)
From return of capital	—		(0.02)	(0.03)	—	—	—

Total distributions declared to shareholders	(0.22)		(0.65)	(0.68)	(0.80)	(0.50)	(2.81)
Net Asset Value, End of Period(b)	$8.16		$8.32	$8.40	$8.35	$10.58	$9.03
Total Return(b)(c)	0.71	%(d)	6.69%	9.74%	(14.68)%	23.21%	15.89%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$212,494		$256,895	$313,145	$419,111	$484,016	$214,521
Gross operating expenses(f)	2.13%		1.45%	1.36%	0.93%	0.94%	1.14%
Net investment income/(loss), net of income taxes	3.66%		7.20%	9.28%	2.49%	1.53%	1.38%
Portfolio turnover rate	32	%(d)	66%	100%	108%	195%	236%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.12%	1.44%	1.30%	0.93%	0.94%	1.14%
Interest expense and commitment fees	0.84%	0.37%	0.12%	0.01%	—	—
Dividends and fees on securities sold short	0.12%	0.05%	0.16%	0.02%	—	—

See accompanying Notes to Financial Statements.	47

FINANCIAL HIGHLIGHTS

Highland Global Allocation Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$7.27		$7.41	$7.45	$9.53	$8.20	$9.51
Income from Investment Operations:
Net investment income(a)	0.11		0.50	0.59	0.20	0.07	0.07
Net realized and unrealized gain/(loss)	(0.08)		(0.05)	—	(1.54)	1.72	1.34

Total from investment operations	0.03		0.45	0.59	(1.34)	1.79	1.41
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.57)	(0.60)	(0.37)	(0.12)	(0.06)
From net realized gains	—		—	—	(0.37)	(0.34)	(2.66)
From return of capital	—		(0.02)	(0.03)	—	—	—

Total distributions declared to shareholders	(0.20)		(0.59)	(0.63)	(0.74)	(0.46)	(2.72)
Net Asset Value, End of Period(b)	$7.10		$7.27	$7.41	$7.45	$9.53	$8.20
Total Return(b)(c)	0.30	%(d)	5.96%	8.85%	(15.28)%	22.32%	14.97%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$109,225		$153,656	$245,556	$391,754	$151,943	$4,905
Gross operating expenses(f)	2.89%		2.20%	2.11%	1.69%	1.69%	1.88%
Net investment income/(loss), net of income taxes	2.95%		6.60%	8.45%	2.11%	0.76%	0.67%
Portfolio turnover rate	32	%(d)	66%	100%	108%	195%	236%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.87%	2.19%	2.05%	1.69%	1.69%	1.88%
Interest expense and commitment fees	0.84%	0.37%	0.11%	0.01%	—	—
Dividends and fees on securities sold short	0.12%	0.05%	0.17%	0.03%	—	—

48	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Global Allocation Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$9.96		$9.93	$9.75	$12.21	$10.36	$11.38
Income from Investment Operations:
Net investment income/(loss)(a)	0.20		0.78	0.86	0.39	0.22	0.17
Net realized and unrealized gain/(loss)	(0.12)		(0.08)	0.02	(2.02)	2.16	1.65

Total from investment operations	0.08		0.70	0.88	(1.63)	2.38	1.82
Less Distributions Declared to Shareholders:
From net investment income	(0.23)		(0.65)	(0.66)	(0.46)	(0.19)	(0.18)
From net realized gains	—		—	—	(0.37)	(0.34)	(2.66)
From return of capital	—		(0.02)	(0.04)	—	—	—

Total distributions declared to shareholders	(0.23)		(0.67)	(0.70)	(0.83)	(0.53)	(2.84)
Net Asset Value, End of Period(b)	$9.81		$9.96	$9.93	$9.75	$12.21	$10.36
Total Return(c)(b)	0.90	%(d)	7.01%	9.91%	(14.41)%	23.39%	16.27%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$183,829		$254,539	$367,251	$775,238	$246,907	$1,495
Gross operating expenses(f)	1.88%		1.20%	1.11%	0.69%	0.69%	0.87%
Net investment income (loss)	3.95%		7.59%	9.24%	3.16%	1.79%	1.44%
Portfolio turnover rate	32	%(d)	66%	100%	108%	195%	236%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.87%	1.19%	1.05%	0.69%	0.69%	0.87%
Interest expense and commitment fees	0.84%	0.37%	0.11%	0.01%	—	—
Dividends and fees on securities sold short	0.12%	0.05%	0.17%	0.03%	—	—

See accompanying Notes to Financial Statements.	49

FINANCIAL HIGHLIGHTS

Highland Premier Growth Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$31.18		$34.45	$32.32	$34.99	$31.22	$26.13
Income from Investment Operations:
Net investment income/(loss)(a)	0.03		(0.03)	0.02	0.04	0.06	0.11
Net realized and unrealized gain/(loss)	2.35		4.15	4.73	(0.25)	5.70	5.12

Total from investment operations	2.38		4.12	4.75	(0.21)	5.76	5.23
Less Distributions Declared to Shareholders:
From net investment income	—		—	—	—	(0.04)	(0.14)
From net realized gains	(6.70)		(7.39)	(2.62)	(2.46)	(1.95)	—

Total distributions declared to shareholders	(6.70)		(7.39)	(2.62)	(2.46)	(1.99)	(0.14)
Net Asset Value, End of Period(b)	$26.86		$31.18	$34.45	$32.32	$34.99	$31.22
Total Return(b)(c)	8.10	%(d)	15.46%	14.84%	(1.10)%	19.08%	20.12%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$106,551		$107,865	$117,817	$169,434	$167,187	$140,949
Gross operating expenses(f)	1.23%		1.27%	1.28%	1.13%	1.16%	1.27%
Net investment income/(loss)	0.23%		(0.10)%	0.07%	0.13%	0.17%	0.39%
Portfolio turnover rate	113	%(d)	83%	77%	18%	20%	20%

(a)	Per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	For the Years Ended September 30,
		2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.23%	1.27%	1.28%	1.13%	1.16%	1.25%
Interest expense and commitment fees	—	0.04%	0.04%	0.01%	—	—
Dividends and fees on securities sold short	—	—	0.03%	—	—	—

50	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Premier Growth Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$23.37		$27.85	$26.76	$29.57	$26.82	$22.50
Income from Investment Operations:
Net investment loss(a)	(0.05)		(0.19)	(0.18)	(0.18)	(0.16)	(0.09)
Net realized and unrealized gain/(loss)	1.72		3.10	3.89	(0.17)	4.86	4.41

Total from investment operations	1.67		2.91	3.71	(0.35)	4.70	4.32
Less Distributions Declared to Shareholders:
From net realized gains	(6.70)		(7.39)	(2.62)	(2.46)	(1.95)	—

Total distributions declared to shareholders	(6.70)		(7.39)	(2.62)	(2.46)	(1.95)	—
Net Asset Value, End of Period(b)	$18.34		$23.37	$27.85	$26.76	$29.57	$26.82
Total Return(b)(c)	7.71	%(d)	14.58%	13.98%	(1.82)%	18.21%	19.20%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$11,974		$13,365	$21,466	$19,096	$16,290	$13,589
Gross operating expenses(f)	1.98%		2.02%	2.03%	1.88%	1.91%	2.02%
Net investment loss	(0.52)%		(0.84)%	(0.69)%	(0.63)%	(0.58)%	(0.37)%
Portfolio turnover rate	113	%(d)	83%	77%	18%	20%	20%

(a)	Per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	For the Years Ended September 30,
		2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.98%	2.02%	2.03%	1.88%	1.91%	2.00%
Interest expense and commitment fees	—	0.04%	0.05%	0.01%	—	—
Dividends and fees on securities sold short	—	—	0.04%	—	—	—

See accompanying Notes to Financial Statements.	51

FINANCIAL HIGHLIGHTS

Highland Premier Growth Equity Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$32.66		$35.65	$33.29	$35.89	$31.96	$26.74
Income from Investment Operations:
Net investment income(a)	0.07		0.04	0.10	0.14	0.14	0.18
Net realized and unrealized gain/(loss)	2.46		4.36	4.88	(0.28)	5.85	5.24

Total from investment operations	2.53		4.40	4.98	(0.14)	5.99	5.42
Less Distributions Declared to Shareholders:
From net investment income	—		—	—	—	(0.11)	(0.20)
From net realized gains	(6.70)		(7.39)	(2.62)	(2.46)	(1.95)	—

Total distributions declared to shareholders	(6.70)		(7.39)	(2.62)	(2.46)	(2.06)	(0.20)
Net Asset Value, End of Period(b)	$28.49		$32.66	$35.65	$33.29	$35.89	$31.96
Total Return(b)(c)	8.21	%(d)	15.78%	15.12%	(0.87)%	19.40%	20.45%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$33,762		$34,893	$35,939	$35,521	$31,036	$26,802
Gross operating expenses(f)	0.98%		1.02%	1.03%	0.88%	0.91%	1.02%
Net investment income	0.48%		0.14%	0.29%	0.38%	0.42%	0.64%
Portfolio turnover rate	113	%(d)	83%	77%	18%	20%	20%

(a)	Per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	For the Years Ended September 30,
		2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.98%	1.02%	1.03%	0.88%	0.91%	1.00%
Interest expense and commitment fees	—	0.04%	0.05%	0.01%	—	—
Dividends and fees on securities sold short	—	—	0.03%	—	—	—

52	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Small-Cap Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$15.23		$13.99	$12.96	$14.90	$14.93	$12.88
Income from Investment Operations:
Net investment income/(loss)(a)	0.01		0.08	0.11	0.01	(0.04)	(0.06)
Net realized and unrealized gain/(loss)	0.64		1.86	2.80	(0.27)	1.07	3.07

Total from investment operations	0.65		1.94	2.91	(0.26)	1.03	3.01
Less Distributions Declared to Shareholders:
From net investment income	(0.03)		(0.09)	—	—	—	—
From net realized gains	(2.34)		(0.61)	(1.88)	(1.68)	(1.06)	(0.96)

Total distributions declared to shareholders	(2.37)		(0.70)	(1.88)	(1.68)	(1.06)	(0.96)
Net Asset Value, End of Period(b)	$13.51		$15.23	$13.99	$12.96	$14.90	$14.93
Total Return(b)(c)	5.52	%(d)	14.53%	25.87%	(2.47)%	6.93%	25.36%
Ratios to Average Net Assets(e):
Net assets, end of period (in 000’s)	$38,241		$43,663	$35,935	$29,765	$33,598	$35,882
Gross operating expenses(f)	2.71%		2.00%	2.02%	1.67%	1.62%	1.91%
Net investment income/(loss)	0.07%		0.55%	0.90%	0.04%	(0.27)%	(0.47)%
Portfolio turnover rate	24	%(d)	84%	107%	70%	26%	64%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.20%	1.60%	1.40%	1.21%	1.49%	1.91%
Interest expense and commitment fees	0.60%	0.18%	0.18%	0.01%	—	—
Dividends and fees on securities sold short	0.18%	0.07%	—	—	—	—

See accompanying Notes to Financial Statements.	53

FINANCIAL HIGHLIGHTS

Highland Small-Cap Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$11.01		$10.32	$10.11	$12.06	$12.35	$10.91
Income from Investment Operations:
Net investment income/(loss)(a)	(0.03)		(0.02)	—	(0.08)	(0.13)	(0.16)
Net realized and unrealized gain/(loss)	0.41		1.35	2.09	(0.19)	0.90	2.56

Total from investment operations	0.38		1.33	2.09	(0.27)	0.77	2.40
Less Distributions Declared to Shareholders:
From net investment income	—		(0.03)	—	—	—	—
From net realized gains	(2.34)		(0.61)	(1.88)	(1.68)	(1.06)	(0.96)

Total distributions declared to shareholders	(2.34)		(0.64)	(1.88)	(1.68)	(1.06)	(0.96)
Net Asset Value, End of Period(b)	$9.05		$11.01	$10.32	$10.11	$12.06	$12.35
Total Return(b)(c)	5.16	%(d)	13.73%	24.90%	(3.21)%	6.23%	24.39%
Ratios to Average Net Assets(e):
Net assets, end of period (in 000’s)	$4,680		$5,131	$3,185	$2,872	$3,213	$3,480
Gross operating expenses(f)	3.46%		2.78%	2.77%	2.42%	2.37%	2.66%
Net investment income/(loss)	(0.67)%		(0.23)%	0.15%	(0.72)%	(1.01)%	(1.21)%
Portfolio turnover rate	24	%(d)	84%	107%	70%	26%	64%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.95%	2.36%	2.15%	1.96%	2.23%	2.66%
Interest expense and commitment fees	0.60%	0.19%	0.18%	0.01%	—	—
Dividends and fees on securities sold short	0.18%	0.07%	—	—	—	—

54	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Small-Cap Equity Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$16.59		$15.16	$13.86	$15.79	$15.72	$13.48
Income from Investment Operations:
Net investment income/(loss)(a)	0.02		0.12	0.18	0.04	—	(0.05)
Net realized and unrealized gain/(loss)	0.70		2.04	3.00	(0.29)	1.13	3.25

Total from investment operations	0.72		2.16	3.18	(0.25)	1.13	3.20
Less Distributions Declared to Shareholders:
From net investment income	(0.06)		(0.12)	—	—	—	—
From net realized gains	(2.34)		(0.61)	(1.88)	(1.68)	(1.06)	(0.96)

Total distributions declared to shareholders	(2.40)		(0.73)	(1.88)	(1.68)	(1.06)	(0.96)
Net Asset Value, End of Period(b)	$14.91		$16.59	$15.16	$13.86	$15.79	$15.72
Total Return(b)(c)	5.52	%(d)	14.89%	26.17%	(2.25)%	7.24%	25.66%
Ratios to Average Net Assets(e):
Net assets, end of period (in 000’s)	$8,884		$27,350	$8,221	$3,579	$1,745	$1,539
Gross operating expenses(f)	2.49%		1.78%	1.77%	1.42%	1.37%	1.64%
Net investment income (loss)	0.30%		0.72%	1.28%	0.28%	(0.01)%	(0.28)%
Portfolio turnover rate	24	%(d)	84%	107%	70%	26%	64%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.97%	1.39%	1.15%	0.96%	1.23%	1.64%
Interest expense and commitment fees	0.61%	0.21%	0.18%	0.01%	—	—
Dividends and fees on securities sold short	0.18%	0.07%	—	—	—	—

See accompanying Notes to Financial Statements.	55

FINANCIAL HIGHLIGHTS

Highland Total Return Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$24.04		$21.88	$21.99	$24.52	$22.93	$20.85
Income from Investment Operations:
Net investment income(a)	0.78		0.16	0.32	0.37	0.24	0.20
Net realized and unrealized gain/(loss)	(1.42)		2.41	2.15	(1.44)	1.57	2.09

Total from investment operations	(0.64)		2.57	2.47	(1.07)	1.81	2.29
Less Distributions Declared to Shareholders:
From net investment income	(0.78)		(0.25)	(0.35)	(0.24)	(0.22)	(0.21)
From net realized gains	(0.50)		(0.16)	(2.23)	(1.22)	—	—

Total distributions declared to shareholders	(1.28)		(0.41)	(2.58)	(1.46)	(0.22)	(0.21)
Net Asset Value, End of Period(b)	$22.12		$24.04	$21.88	$21.99	$24.52	$22.93
Total Return(b)(c)	(2.83	)%(d)	11.89%	11.88%	(4.76)%	7.92%	11.15%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$48,029		$56,167	$56,345	$59,307	$69,084	$71,505
Gross operating expenses(f)	1.10%		1.15%	1.15%	1.20%	1.38%	1.34%
Net investment income	6.73%		0.65%	1.56%	1.55%	0.99%	0.92%
Portfolio turnover rate	39	%(d)	99%	94%	175%	121%	138%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.10%	1.09%	1.15%	1.20%	1.38%	1.33%
Interest expense and commitment fees	—	—	—	—	—	—
Dividends and fees on securities sold short	—	—	—	—	—	—

56	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Total Return Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$21.54		$19.61	$20.03	$22.58	$21.17	$19.25
Income from Investment Operations:
Net investment income/(loss)(a)	0.63		(0.02)	0.16	0.18	0.05	0.03
Net realized and unrealized gain/(loss)	(1.28)		2.17	1.93	(1.31)	1.45	1.94

Total from investment operations	(0.65)		2.15	2.09	(1.13)	1.50	1.97
Less Distributions Declared to Shareholders:
From net investment income	(0.61)		(0.06)	(0.28)	(0.20)	(0.09)	(0.05)
From net realized gains	(0.50)		(0.16)	(2.23)	(1.22)	—	—

Total distributions declared to shareholders	(1.11)		(0.22)	(2.51)	(1.42)	(0.09)	(0.05)
Net Asset Value, End of Period(b)	$19.78		$21.54	$19.61	$20.03	$22.58	$21.17
Total Return(c)(b)	(3.18	)%(d)	11.05%	11.03%	(5.45)%	7.10%	10.28%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$4,154		$4,664	$6,183	$6,292	$5,690	$6,019
Gross operating expenses(f)	1.85%		1.90%	1.90%	1.95%	2.13%	2.09%
Net investment income/(loss)	6.10%		(0.11)%	0.83%	0.81%	0.24%	0.17%
Portfolio turnover rate	39	%(d)	99%	94%	175%	121%	138%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.85%	1.84%	1.90%	1.95%	2.13%	2.08%
Interest expense and commitment fees	—	—	—	—	—	—
Dividends and fees on securities sold short	—	—	—	—	—	—

See accompanying Notes to Financial Statements.	57

FINANCIAL HIGHLIGHTS

Highland Total Return Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$24.44		$22.24	$22.32	$24.82	$23.20	$21.09
Income from Investment Operations:
Net investment income(a)	0.81		0.22	0.37	0.57	0.30	0.27
Net realized and unrealized gain/(loss)	(1.43)		2.45	2.19	(1.59)	1.58	2.11

Total from investment operations	(0.62)		2.67	2.56	(1.02)	1.88	2.38
Less Distributions Declared to Shareholders:
From net investment income	(0.84)		(0.31)	(0.41)	(0.26)	(0.26)	(0.27)
From net realized gains	(0.50)		(0.16)	(2.23)	(1.22)	—	—

Total distributions declared to shareholders	(1.34)		(0.47)	(2.64)	(1.48)	(0.26)	(0.27)
Net Asset Value, End of Period(b)	$22.48		$24.44	$22.24	$22.32	$24.82	$23.20
Total Return(b)(c)	(2.70	)%(d)	12.15%	12.14%	(4.51)%	8.15%	11.41%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$42,749		$50,209	$12,139	$7,695	$381	$326
Gross operating expenses(f)	0.85%		0.90%	0.90%	0.90%	1.14%	1.09%
Net investment income	6.89%		0.89%	1.73%	2.39%	1.24%	1.22%
Portfolio turnover rate	39	%(d)	99%	94%	175%	121%	138%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.85%	0.84%	0.90%	0.90%	1.14%	1.08%
Interest expense and commitment fees	—	—	—	—	—	—
Dividends and fees on securities sold short	—	—	—	—	—	—

58	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Tax-Exempt Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$11.64		$11.82	$11.94	$12.08	$11.64	$12.34
Income from Investment Operations:(a)
Net investment income	0.13		0.25	0.21	0.25	0.33	0.31
Net realized and unrealized gain/(loss)	(0.23)		(0.18)	0.24	—	0.44	(0.70)

Total from investment operations	(0.10)		0.07	0.45	0.25	0.77	(0.39)
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.25)	(0.22)	(0.26)	(0.33)	(0.31)
From net realized gains	(0.31)		—	(0.35)	(0.13)	—	—

Total distributions declared to shareholders	(0.44)		(0.25)	(0.57)	(0.39)	(0.33)	(0.31)
Net Asset Value, End of Period(b)	$11.10		$11.64	$11.82	$11.94	$12.08	$11.64
Total Return(b)(c)	(0.85	)%(d)	0.67%	3.85%	2.07%	6.67%	(3.26)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$12,247		$12,802	$25,515	$18,435	$27,149	$30,390
Gross operating expenses(f)	1.37%		1.32%	1.11%	1.06%	0.98%	1.13%
Net investment income	2.33%		2.15%	1.81%	2.11%	2.76%	2.53%
Portfolio turnover rate	0	%(d)	9%	1%	17%	14%	16%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.90%	0.91%	0.91%	0.92%	0.98%	1.12%
Interest expense and commitment fees	—	0.01%	—	0.01%	—	—
Dividends and fees on securities sold short	—	—	—	—	—	—

See accompanying Notes to Financial Statements.	59

FINANCIAL HIGHLIGHTS

Highland Tax-Exempt Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$11.63		$11.81	$11.94	$12.07	$11.63	$12.33
Income from Investment Operations:(a)
Net investment income	0.09		0.16	0.13	0.16	0.24	0.22
Net realized and unrealized gain/(loss)	(0.21)		(0.17)	0.22	—	0.44	(0.71)

Total from investment operations	(0.12)		(0.01)	0.35	0.16	0.68	(0.49)
Less Distributions Declared to Shareholders:
From net investment income	(0.09)		(0.17)	(0.13)	(0.16)	(0.24)	(0.21)
From net realized gains	(0.31)		—	(0.35)	(0.13)	—	—

Total distributions declared to shareholders	(0.40)		(0.17)	(0.48)	(0.29)	(0.24)	(0.21)
Net Asset Value, End of Period(b)	$11.11		$11.63	$11.81	$11.94	$12.07	$11.63
Total Return(b)(c)	(1.04	)%(d)	(0.08)%	3.01%	1.40%	5.88%	(3.98)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$862		$976	$1,849	$1,166	$925	$1,000
Gross operating expenses(f)	2.12%		2.07%	1.86%	1.81%	1.73%	1.88%
Net investment income	1.57%		1.42%	1.08%	1.37%	2.01%	1.77%
Portfolio turnover rate	0	%(d)	9%	1%	17%	14%	16%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.65%	1.66%	1.66%	1.67%	1.73%	1.87%
Interest expense and commitment fees	—	0.01%	—	0.01%	—	—
Dividends and fees on securities sold short	—	—	—	—	—	—

60	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Tax-Exempt Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$12.62		$12.82	$12.93	$13.06	$12.58	$13.34
Income from Investment Operations:(a)
Net investment income	0.15		0.30	0.27	0.31	0.38	0.36
Net realized and unrealized gain/(loss)	(0.25)		(0.19)	0.24	—	0.48	(0.76)

Total from investment operations	(0.10)		0.11	0.51	0.31	0.86	(0.40)
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.31)	(0.27)	(0.31)	(0.38)	(0.36)
From net realized gains	(0.31)		—	(0.35)	(0.13)	—	—

Total distributions declared to shareholders	(0.47)		(0.31)	(0.62)	(0.44)	(0.38)	(0.36)
Net Asset Value, End of Period(b)	$12.05		$12.62	$12.82	$12.93	$13.06	$12.58
Total Return(b)(c)	(0.82	)%(d)	0.88%	4.03%	2.42%	6.97%	(3.03)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$84		$38	$158	$426	$167	$266
Gross operating expenses(f)	1.12%		1.07%	0.86%	0.81%	0.72%	0.87%
Net investment income	2.45%		2.36%	2.10%	2.40%	3.01%	2.78%
Portfolio turnover rate	0	%(d)	9%	1%	17%	14%	16%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.65%	0.66%	0.66%	0.67%	0.72%	0.87%
Interest expense and commitment fees	—	0.01%	—	0.01%	—	—
Dividends and fees on securities sold short	—	—	—	—	—	—

See accompanying Notes to Financial Statements.	61

FINANCIAL HIGHLIGHTS

Highland Fixed Income Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$12.98		$13.06	$12.58	$12.79	$12.61	$13.04
Income from Investment Operations:
Net investment income(a)	0.17		0.32	0.33	0.27	0.24	0.17
Net realized and unrealized gain/(loss)	(0.24)		(0.06)	0.50	(0.18)	0.20	(0.41)

Total from investment operations	(0.07)		0.26	0.83	0.09	0.44	(0.24)
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.32)	(0.32)	(0.27)	(0.24)	(0.17)
From return of capital	—		(0.02)	(0.03)	(0.03)	(0.02)	(0.02)

Total distributions declared to shareholders	(0.17)		(0.34)	(0.35)	(0.30)	(0.26)	(0.19)
Net Asset Value, End of Period(b)	$12.74		$12.98	$13.06	$12.58	$12.79	$12.61
Total Return(b)(c)	(0.54	)%(d)	2.06%	6.72%	0.66%	3.47%	(1.92)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$100,434		$104,803	$118,519	$126,892	$144,839	$161,673
Gross operating expenses(f)	0.92%		0.93%	0.91%	0.86%	0.97%	1.04%
Net investment income	2.65%		2.48%	2.58%	2.09%	1.91%	1.32%
Portfolio turnover rate	14	%(d)	20%	46%	57%	283%	456%

(a)	Per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.90%	0.90%	0.90%	0.86%	0.97%	1.04%
Interest expense and commitment fees	—	—	—	0.01%	—	—
Dividends and fees on securities sold short	—	—	—	—	—	—

62	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Fixed Income Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$12.99		$13.08	$12.60	$12.80	$12.62	$13.06
Income from Investment Operations:
Net investment income(a)	0.12		0.22	0.24	0.18	0.15	0.07
Net realized and unrealized gain/(loss)	(0.24)		(0.06)	0.50	(0.18)	0.19	(0.42)

Total from investment operations	(0.12)		0.16	0.74	—	0.34	(0.35)
Less Distributions Declared to Shareholders:
From net investment income	(0.12)		(0.23)	(0.23)	(0.17)	(0.15)	(0.07)
From return of capital	—		(0.02)	(0.03)	(0.03)	(0.01)	(0.02)

Total distributions declared to shareholders	(0.12)		(0.25)	(0.26)	(0.20)	(0.16)	(0.09)
Net Asset Value, End of Period(b)	$12.75		$12.99	$13.08	$12.60	$12.80	$12.62
Total Return(b)(c)	(0.91	)%(d)	1.23%	5.92%	(0.01)%	2.62%	(2.57)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$3,431		$2,893	$5,585	$3,697	$3,082	$3,098
Gross operating expenses(f)	1.67%		1.68%	1.66%	1.61%	1.72%	1.79%
Net investment income	1.90%		1.74%	1.87%	1.35%	1.16%	0.57%
Portfolio turnover rate	14	%(d)	20%	46%	57%	283%	456%

(a)	Per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.65%	1.65%	1.65%	1.61%	1.72%	1.79%
Interest expense and commitment fees	—	—	—	0.01%	—	—
Dividends and fees on securities sold short	—	—	—	—	—	—

See accompanying Notes to Financial Statements.	63

FINANCIAL HIGHLIGHTS

Highland Fixed Income Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$12.97		$13.05	$12.57	$12.78	$12.60	$13.03
Income from Investment Operations:
Net investment income(a)	0.19		0.35	0.36	0.32	0.27	0.16
Net realized and unrealized gain/(loss)	(0.24)		(0.05)	0.50	(0.20)	0.20	(0.37)

Total from investment operations	(0.05)		0.30	0.86	0.12	0.47	(0.21)
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.35)	(0.35)	(0.30)	(0.27)	(0.20)
From return of capital	—		(0.03)	(0.03)	(0.03)	(0.02)	(0.02)

Total distributions declared to shareholders	(0.19)		(0.38)	(0.38)	(0.33)	(0.29)	(0.22)
Net Asset Value, End of Period(b)	$12.73		$12.97	$13.05	$12.57	$12.78	$12.60
Total Return(b)(c)	(0.42	)%(d)	2.31%	6.99%	0.91%	3.73%	(1.60)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$34,554		$32,679	$2,899	$4,029	$222	$159
Gross operating expenses(f)	0.67%		0.68%	0.66%	0.61%	0.72%	0.79%
Net investment income	2.90%		2.71%	2.83%	2.45%	2.13%	1.27%
Portfolio turnover rate	14	%(d)	20%	46%	57%	283%	456%

(a)	Per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.65%	0.65%	0.65%	0.61%	0.72%	0.79%
Interest expense and commitment fees	—	—	—	0.01%	—	—
Dividends and fees on securities sold short	—	—	—	—	—	—

64	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2018	Highland Funds II

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report covers information for the six months ended March 31, 2018 for six of the Funds: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”) and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP Fund is reported separately.

Fund Shares

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund currently offers the following three share classes to investors, Class A, Class C, and Class Y Shares.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%
Global Allocation Fund	5.75
Premier Growth Equity Fund	5.75
Small-Cap Equity Fund	5.75
Total Return Fund	5.75
Tax-Exempt Fund	4.25
Fixed Income Fund	4.25

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectus. Purchases of $1 million or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class C shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Y Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that apply the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

Each Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund, are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not

Semi-Annual Report	65

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability which provide appropriate pricing services and which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV) will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2018, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, commercial paper, preferred stocks, exchange-traded funds, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations, and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the

66	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange- traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of March 31, 2018 is as follows:

	Total value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans
Chemicals	$1,067,386	$—	$—	$1,067,386
Energy	34,681,178	—	34,681,178	—
Financial	2,331,210	—	2,331,210	—
Manufacturing	3,405,778	—	3,405,778	—
Media & Telecommunications	1,529,270	—	1,529,270	—
Retail	10,423,285	—	10,423,285	—
Service	2,408,038	—	2,408,038	—
Telecommunications	49,329,702	—	—	49,329,702
Utilities	2,353,888	—	2,353,888	—
Non-U.S. Senior Loans
Healthcare	4,633,605	—	—	4,633,605
Information Technology	4,691,191	—	4,691,191	—
Manufacturing	344,471	—	344,471	—
U.S. Corporate Bonds & Notes
Automobiles & Components	1	—	1	—
Energy	2,558,943	—	216	2,558,727
Healthcare Equipment & Services	683,730	—	683,730	—
Telecommunication Services	—	—	—	—
Utilities	629,530	—	629,530	—
Non-U.S. Government Bonds	43,717,645	—	43,717,645	—
U.S. Equity
Banks	5,193,590	2,641,699	2,551,891	—
Capital Goods	1,109,029	1,109,029	—	—
Chemicals	20,657,792	19,467,399	—	1,190,393

Semi-Annual Report	67

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

	Total value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund (continued)
Consumer Durables & Apparel	$498,367	$498,367	$—	$—
Consumer Services	10,392,919	10,392,919	—	—
Diversified Financials	3,784,866	3,784,866	—	—
Energy	5,156,555	5,156,555	—	—
Food & Staples Retailing	171,760	171,760	—	—
Healthcare Equipment & Services	12,903,775	12,903,775	—	—
Insurance	1,459,622	1,459,622	—	—
Materials	8,192,412	8,192,412	—	—
Media	3,261,148	3,261,148	—	—
Pharmaceuticals, Biotechnology & Life Sciences	12,704,006	12,704,006	—	—
Real Estate	18,064,226	18,064,226	—	—
Retailing	863,645	863,645	—	—
Semiconductors & Semiconductor Equipment	3,122,367	3,122,367	—	—
Software & Services	14,807,934	14,807,934	—	—
Technology Hardware & Equipment	580,540	580,540	—	—
Telecommunication Services	85,447,747	—	—	85,447,747
Transportation	39,427,248	39,427,248	—	—
Utilities	152,087,678	152,087,678	—	—
Non-U.S. Equity(1)	55,269,821	55,269,821	—	—
U.S. Rights	4,407,117	—	4,407,117	—
U.S. Warrants	213,081	213,081	—	—
Non-U.S. Warrants	157,620	—	—	157,620
U.S. Purchased Call Options	1,398,650	1,398,650	—	—
U.S. Purchased Put Options	235,600	235,600	—	—
U.S. Registered Investment Companies	13,859,610	13,859,610	—	—
U.S. Master Limited Partnerships(1)	129,137,457	129,137,457	—	—
Non-U.S. Investment Companies	3,481,712	—	—	3,481,712
U.S. Asset-Backed Securities	19,917,697	—	19,597,580	320,117
Short Futures(2)	1,712,910	1,712,910	—	—

Total Assets	794,467,352	512,524,324	133,756,019	148,187,009

Liabilities
Securities Sold Short
Common Stocks(1)	(113,682,886)	(113,682,886)	—	—
Non-U.S. Equity(1)	(12,264,262)	(12,264,262)	—	—
U.S. Corporate Bonds & Notes(1)	(2,413,100)	—	(2,413,100)	—
Non-U.S. Corporate Bonds & Notes(1)	(5,198,536)	—	(5,198,536)	—
Other Financial Instruments
Short Futures(2)	(161,506)	(161,506)	—	—
Written Call Options Contracts	(418,325)	(418,325)	—	—
Written Put Options Contracts	(1,508,075)	(1,508,075)	—	—

Total Liabilities	(135,646,690)	(128,035,054)	(7,611,636)	—

Total	$658,820,662	$384,489,270	$126,144,383	$148,187,009

(1)	See Investment Portfolio detail for industry breakout.

(2)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

68	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

	Total value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks
Banks	$6,134,500	6,134,500	—	—
Capital Goods	7,068,600	7,068,600	—	—
Consumer Durables & Apparel	3,917,820	3,917,820	—	—
Consumer Services	3,220,740	3,220,740	—	—
Diversified Financials	7,905,230	7,905,230	—	—
Energy	9,427,720	9,427,720	—	—
Healthcare Equipment & Services	3,107,200	3,107,200	—	—
Materials	612,560	—	—	612,560
Pharmaceuticals, Biotechnology & Life Sciences	11,691,493	11,691,493	—	—
Real Estate	3,760,240	3,760,240	—	—
Retailing	7,759,898	7,759,898	—	—
Semiconductors & Semiconductor Equipment	15,137,030	15,137,030	—	—
Software & Services	40,812,720	40,812,720	—	—
Technology Hardware & Equipment	15,268,430	15,268,430	—	—
Transportation	3,205,390	3,205,390	—	—
Utilities	2,969,409	2,969,409	—	—
Preferred Stocks(1)	2,652,176	—	—	2,652,176
Registered Investment Companies	3,743,104	3,743,104	—	—

Total Assets	148,394,260	145,129,524	—	3,264,736

Liabilities
Securities Sold Short(1)	(532,260)	(532,260)	—	—
Other Financial Instruments
Swap Contracts Outstanding	(188,443)	—	(188,443)	—

Total Liabilities	(720,703)	(532,260)	(188,443)	—

Total	$147,673,557	$144,597,264	$(188,443)	$3,264,736

(1)	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$56,991,788	$56,991,788	$—	$—
Master Limited Partnerships(1)	4,492,093	4,492,093	—	—
Purchased Put Options	3,000	3,000	—	—
Registered Investment Companies	517,601	517,601	—	—
Short Futures(2)	433,937	433,937	—	—

Total Assets	62,438,419	62,438,419	—	—

Liabilities
Securities Sold Short(1)	(2,626,260)	(2,626,260)	—	—
Other Financial Instruments
Short Futures(2)	(21,555)	(21,555)	—	—

Total Liabilities	(2,647,815)	(2,647,815)	—	—

Total	$59,790,604	$59,790,604	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

(2)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

Semi-Annual Report	69

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

	Total value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$14,227	$—	$14,227	$—
Agency Mortgage-Backed Securities	1,570,849	—	1,570,849	—
Asset-Backed Securities	2	—	2	—
Corporate Bonds & Notes(1)	17,855,188	—	17,855,188	—
Foreign Corporate Bonds & Notes(1)	156,178	—	156,178	—
Non-Agency Collateralized Mortgage-Backed Securities	139,295	—	139,295	—
U.S. Treasuries	1,481,035	—	1,481,035	—
U.S. Treasury Bills	1,745,441	—	1,745,441	—
Domestic Equity
Common Stocks
Consumer Durables & Apparel	2,704,154	2,704,154	—	—
Consumer Services	2,493,311	2,493,311	—	—
Diversified Financials	9,591,345	9,591,345	—	—
Food & Staples Retailing	2,809,973	2,809,973	—	—
Materials	1,951,640	1,951,640	—	—
Media	5,607,094	5,607,094	—	—
Pharmaceuticals, Biotechnology & Life Sciences	499,785	499,785	—	—
Real Estate	7,992,622	7,979,942	—	12,680
Semiconductors & Semiconductor Equipment	360,165	360,165	—	—
Software & Services	3,941,451	3,941,451	—	—
Telecommunication Services	3,901,829	3,901,829	—	—
Transportation	588,189	588,189	—	—
Preferred Stocks(1)	1,575,899	1,575,899	—	—
Foreign Equity
Common Stocks
Pharmaceuticals, Biotechnology & Life Sciences	2,453,431	562,557	1,890,874	—
Food, Beverage & Tobacco	3,992,620	3,992,620	—	—
Telecommunication Services	339,582	339,582	—	—
Media	3,545,173	3,545,173	—	—
Transportation	5,764,910	5,764,910	—	—
Diversified Financials	644,280	644,280	—	—
Registered Investment Companies	4,419,604	4,419,604	—	—
Commercial Paper	2,994,181	—	2,994,181	—
Money Markets	4,580,441	4,580,441	—	—

Total	$95,713,894	$67,853,944	$27,847,270	$12,680

(1)	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes(1)	$12,997,366	$—	$12,997,366	$—
Cash Equivalents	31,933	31,933	—	—

Total	$13,029,299	$31,933	$12,997,366	$—

(1)	See Investment Portfolio detail for industry breakout.

70	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

	Total value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$98,789	$—	$98,789	$—
Agency Mortgage-Backed Securities	14,224,406	—	14,224,406	—
Asset-Backed Securities	11,255,061	—	11,255,061	—
Corporate Bonds & Notes(1)	52,641,370	—	52,641,370	—
Foreign Corporate Bonds & Notes(1)	6,533,948	—	6,533,948	—
Municipal Bonds & Notes	18,075,026	—	18,075,026	—
Non-Agency Collateralized Mortgage-Backed Securities	2,158,511	—	2,158,511	—
U.S. Government Agencies	5,446,592	—	5,446,592	—
U.S. Treasuries	6,904,258	—	6,904,258	—
Domestic Equity
Common Stocks
Real Estate	2,885,970	2,658,634	—	227,336
Preferred Stocks(1)	2,869,262	2,869,262	—	—
Foreign Equity	354,374	354,374	—	—
Registered Investment Companies	13,003,196	13,003,196	—	—
Cash Equivalents	5,944,809	5,944,809	—	—

Total	$142,395,572	$24,830,275	$117,337,961	$227,336

(1)	See Investment Portfolio detail for industry breakout.

The tables below set forth a summary of changes in the Global Allocation Fund, Premier Growth Equity Fund, Total Return Fund and Fixed Income Fund assets measured at fair value using significant unobservable inputs (Level 3) for the six months ended March 31, 2018.

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gain/ (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net (Sales)	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2018
Highland Global Allocation Fund
U.S. Senior Loans
Chemicals	$1,036,854	$—	$—	$10,207	$—	$20,325	$—	$—	$1,067,386	$20,325
Telecommunications	46,640,630	—	—	(3,223)	—	44,709	2,647,586	—	49,329,702	44,709
Non-U.S. Senior Loans
Healthcare	5,038,493	—	—	—	—	(26,920)	—	(377,968)	4,633,605	(26,920)
U.S. Corporate Bonds & Notes
Energy	—	2,558,727	—	—	—	—	—	—	2,558,727	—
U.S. Equity
Chemicals	1,225,664	—	—	—	—	(35,271)	—	—	1,190,393	(35,271)
Telecommunication Services	96,811,555	—	—	—	—	(11,363,808)	—	—	85,447,747	(11,363,808)
Non-U.S. Equity
Healthcare Equipment & Services	2,178,000	—	—	—	—	322,000	—	(2,500,000)	—	—

Semi-Annual Report	71

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gain/ (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net (Sales)	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2018
Highland Global Allocation Fund (continued)
Non-U.S. Warrants
Healthcare Equipment & Services	$99,206	$—	$—	$—	$—	$58,414	$—	$—	$157,620	$58,414
Non-U.S. Investment Companies	3,491,987	—	—	—	—	(10,275)	—	—	3,481,712	(10,275)
U.S. Asset-Backed Securities	240,647	—	—	—	—	79,470	—	—	320,117	79,470

Total	$156,763,036	$2,558,727	$—	$6,984	$—	$(10,911,356)	$2,647,586	$(2,877,968)	$148,187,009	$(11,233,356)

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2018
Highland Premier Growth Equity Fund
Common Stocks
Materials	$—	$—	$—	$—	$—	$414,560	$198,000	$—	$612,560	$414,560
Preferred Stocks
Software & Services	2,582,611	—	—	—	—	69,565	—	—	2,652,176	69,565

Total	$2,582,611	$—	$—	$—	$—	$484,125	$198,000	$—	$3,264,736	$484,125

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2018
Highland Total Return Fund
Common Stocks
Real Estate	$10,543	$—	$—	$—	$—	$2,137	$—	$—	$12,680	$2,137

Total	$10,543	$—	$—	$—	$—	$2,137	$—	$—	$12,680	$2,137

72	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2018
Highland Fixed Income Fund
Common Stocks
Real Estate	$189,021	$—	$—	$—	$—	$38,315	$—	$—	$227,336	$38,315

Total	$189,021	$—	$—	$—	$—	$38,315	$—	$—	$227,336	$38,315

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the six months ended March 31, 2018, a net amount of $2,558,727 of the Global Allocation portfolio investments was transferred from Level 2 to Level 3. Transfers from Level 2 to Level 3 were due to a decrease in market activity (e.g. frequency of trades), which resulted in a decrease in available market inputs to determine price.

For the six months ended March 31, 2018, there were no transfers between Level 1 and Level 2.

The Funds use end of period market value in the determination of the amount associated with any transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 3/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Global Allocation Fund
U.S. Senior Loans	$50,397,088	Discounted Cash Flow	Discount Rate	11.1%
			Spread Adjustment	0.1%
		Debt-Loan Spread	Adjusted Yield	9.74% - 10.14%
			Swap Rate	2.30% - 2.72%
Non-U.S. Senior Loans	4,633,605	Discounted Cash Flow	Discount Rate	9.33%
			Spread Adjustment	0.33%
U.S. Corporate Bonds & Notes	2,558,727	Liquidation Analysis	Claim Amount: Percent of Par	6.9%
U.S. Equity	86,638,140	Multiples Analysis	Price/MHz-PoP	$0.120 - $0.550
			Risk Discount	25%
			LTM EBITDA Multiple	8.6x
			Liquidity Discount	10%
			Size Adjustment	10%
Non-U.S. Warrants	157,620	Black-Scholes Model	Annualized Volatility	60%
Non-U.S. Investment Companies	3,481,712	Net Asset Value	N/A	N/A
U.S. Asset-Backed Securities	320,117	Discounted Cash Flow	Discount Rate	20.88%

Total	$148,187,009

Semi-Annual Report	73

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

Category	Market Value at 3/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Premier Growth Equity Fund
Common Stocks	$612,560	Multiples Analysis	Multiple of EBITDA	6.75x - 8.25x
		Discounted Cash Flow	Discount Rate	12%
			Minority Discount	20%
			Terminal Multiple	7.0x
			Discount for Lack of Marketability	15%
Preferred Stocks	2,652,176	Multiples Analysis	Multiple of NFY+1 Gross Profit	3.25x - 3.75x
			Multiple of NFY+1 Total Revenue	3.75x - 4.25x
			Minority Discount	20%
		Discounted Cash Flow	Discount Rate	32.5%
			Terminal Multiple	3.0x
			Minority Discount	20%
			Discount for Lack of Marketability	15%

Total	$3,264,736
Category	Market Value at 3/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Total Return Fund
Common Stocks	$12,680	Market Approach	Market Index Adjustment	-14%
		Blended Approach	Weightings	33.3%
		NAV	Third Party Value Indication	$9.74

Total	$12,680
Category	Market Value at 3/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Fixed Income Fund
Common Stocks	$227,336	Market Approach	Market Index Adjustment	-14%
		Blended Approach	Weightings	33.3%
		NAV	Third Party Value Indication	$9.74

Total	$227,336

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available and is verified. Interest income is recorded on the accrual basis.

Accretion of discount and amortization of premium on taxable bonds and loans are computed to the call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such

74	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

The Investment Adviser has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Tax-Exempt Fund and Fixed Income Fund typically declare investment income dividends daily and pay them monthly. The Global Allocation Fund declares and pays investment income dividends quarterly. All other Funds typically declare and pay dividends from investment income annually. All Funds typically declare and pay distributions from net realized capital gains in excess of capital loss carryforwards annually.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Fund also considers money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Cash held as collateral for securities sold short is classified as restricted cash on the Statement of Assets and Liabilities, as applicable. Restricted cash in the amount of $41,591,052, $142,370 and $2,974,158 was held with the broker for the Global Allocation Fund, Premier Growth Equity Fund and Small-Cap Equity Fund, respectively. Additionally, securities valued at $530,027,892, $4,784,800 and $46,216,473 were posted in the Global Allocation Fund’s, Premier Growth Equity Fund’s and Small-Cap Equity Fund’s segregated account as collateral, respectively.

Due to Broker

As of March 31, 2018, the Global Allocation Fund owed $67,889,833 to one of its prime broker counterparties related to margin borrowings. This amount is recorded on the Statements of Assets and Liabilities as Due to Broker.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are non-recurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Semi-Annual Report	75

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

Note 3. Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At March 31, 2018, the Global Allocation and Small Cap Equity Funds held futures contracts as detailed in the notes to the Fund’s Investment Portfolio. The Global Allocation and Small Cap Equity Funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market exposure for residual and accumulating cash positions. Cash held as collateral for futures contracts is shown on the Statement of Assets and Liabilities as “Restricted Cash — Futures.”

For the six months ended March 31, 2018, the Premier Growth Equity, Total Return, Tax-Exempt, and Fixed Income Funds did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

During the six months ended March 31, 2018, the Global Allocation, Premier Growth Equity and Small Cap Equity Funds had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

For the six months ended March 31, 2018, the Total Return, Tax-Exempt, and Fixed Income Funds did not invest or write in options.

76	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in “Net realized gain (loss) on swap contracts” on the accompanying Statement of Operations and Changes in Net Assets as realized gains or losses, respectively. As of March 31, 2018, the Premier Growth Equity Fund was a party to an open swap contract having a net fair value of $(188,443).

For the six months ended March 31, 2018, the Global Allocation, Small-Cap Equity, Total Return, Tax-Exempt and Fixed Income Funds did not invest in swap contracts.

Additional Derivative Information

The Funds follow adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose; a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Fund related to the derivatives.

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at March 31, 2018:

	Fair Value
Fund	Asset Derivative		Liability Derivative
Global Allocation Fund
Foreign Currency Risk	$33,600	(1)	$—
Equity Price Risk	2,978,560	(1)(3)(4)	(1,984,785	)(2)(3)(4)
Commodity Risk	335,000	(1)	(103,121	)(2)(3)(4)
Premier Growth Equity Fund
Equity Price Risk	—		(188,443	)(5)
Small-Cap Equity Fund
Equity Price Risk	436,937	(1)	(21,555	)(3)(4)
(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written options contracts, at value.
(3)	Statement of Assets and Liabilities location: Variation margin receivable/payable.
(4)

Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Investment Portfolio and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statements of Assets and Liabilities.

(5)	Statement of Assets and Liabilities location: Swaps, at value.

To reduce counterparty credit risk with respect to over-the-counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold

Semi-Annual Report	77

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2018, is as follows:

Fund	Net Realized Gain(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Global Allocation Fund
Interest Rate Risk	$(673,951	)(1)	$616,718	(2)
Foreign Currency Risk	(580,165	)(3)(4)	(339,645	)(5)(6)
Equity Price Risk	2,714,883	(1)(3)(4)	11,362,210	(2)(5)(6)
Commodity Risk	192,048	(1)(3)(4)	(116,271	)(2)(5)(6)
Premier Growth Equity Fund
Equity Price Risk	491,663	(3)(4)(7)	(190,837	)(8)
Small-Cap Equity Fund
Equity Price Risk	158,470	(1)(3)(4)	1,438,790	(2)(5)(6)

(1)	Statement of Operations location: Realized gain (loss) on future contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures contracts.
(3)	Statement of Operations location: Realized gain (loss) on investments from unaffiliated issuers.
(4)	Statement of Operations location: Realized gain (loss) on written options contracts.
(5)	Statement of Operations location: Change in unrealized appreciation (depreciation) on investments.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation) on written options contracts.
(7)	Statement of Operations location: Realized gain (loss) on swap contracts.
(8)	Statement of Operations location: Change in unrealized appreciation (depreciation) on swap contracts.

The average monthly volume of derivative activity for the six months ended March 31, 2018, is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Global Allocation Fund
Futures Contracts(1)	—	$(1,330,959)
Purchased Options Contracts	54,566	—
Written Options contracts	(46,287)	—
Premier Growth Equity Fund
Purchased Options Contracts	1,083	—
Written Option Contracts	(210)	—
Swap Contracts	—	(17,155)
Small-Cap Equity Fund
Futures Contracts(1)	—	(192,315)
Purchased Options Contracts	8,827
Written Options contracts	(7,966)	—

(1)	Futures Contracts average monthly volume is calculated using Appreciation/(Depreciation).

Note 4. Securities Lending

Each Fund may seek additional income by making secured loans of its portfolio securities through its custodian, State Street Bank and Trust Company (“State Street”). Such loans will be in an amount not greater than one-third of the value of the Fund’s total assets. State Street will charge a Fund fees based on a percentage of the securities lending income.

The Funds will receive collateral consisting of cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. If the collateral consists of non-cash collateral, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, State Street will reinvest the cash. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund will recall the loaned securities upon reasonable notice in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved.

Securities lending transactions are entered into pursuant to Securities Loan Agreements (“SLA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Funds benefit from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

78	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2018.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities(1)	Financial Instrument(2)	Collateral Received	Net Amount (not less than 0)
Global Allocation Fund	$—	$594,100	$—	$—
Premier Growth Equity Fund	—	4,504,942	—	—
Small-Cap Equity Fund	502,342	2,500,292	—	—
Total Return Fund	2,079,358	4,797,224	—	—
Fixed Income Fund	5,208,268	5,682,299	—	—

(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Represents market value of securities on loan at six months ended end.

For the six months ended March 31, 2018, the market value of securities loaned and the amounts secured with cash and securities collateral, which are included on each Fund’s Investment Portfolio were as follows:

Fund	Security Lending Market Value	Security Lending Collateral Cash Collateral(1)	Security Lending Collateral Non-Cash Collateral(2)
Global Allocation Fund	$594,100	$—	$608,750
Premier Growth Equity Fund	4,504,942	—	4,605,459
Small-Cap Equity Fund	2,500,292	502,342	2,065,752
Total Return Fund	4,797,224	2,079,358	2,833,875
Fixed Income Fund	5,682,299	5,208,268	1,106,188

(1)	The loaned securities were secured with cash collateral which was invested in the State Street Navigator Prime Securities Lending Portfolio.
(2)	Security lending non-cash collateral consists of U.S. Government Treasury & Agency debt and Sovereign debt.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended September 30, 2017, permanent differences chiefly resulting from net investment losses, dividends on short sales, foreign currency gains and losses, equalization, short sale holding period reclass, partnership basis adjustments and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in- Capital
Global Allocation Fund	$(5,301,413)	$12,666,635	$(7,365,222)
Premier Growth Equity Fund	(4,055)	(33,633)	37,688
Small-Cap Equity Fund	(205,182)	167,288	37,894
Total Return Fund	(57,701)	57,837	(136)
Tax-Exempt Fund	—	—	—
Fixed Income Fund	248,332	23,228	(271,560)

At September 30, 2017, the most recent tax year-end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Other Temporary Differences (1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(2)
Global Allocation Fund	$—	$—	$—	$(23,349,883)	$(94,376,306)	$(355,436,187)
Premier Growth Equity
Fund	—	33,270,706	—	(203,764)	—	34,701,817
Small-Cap Equity Fund	6,352,151	2,385,202	—	—	—	5,025,752
Total Return Fund	653,503	1,898,567	—	—	—	5,844,835
Tax-Exempt Fund	—	372,999	57,220	—	—	521,146
Fixed Income Fund	—	—	—	(208,957)	(1,763,608)	1,615,265

(1)	Other temporary differences are comprised of dividends payable.
(2)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale, and other adjustments.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

As of September 30, 2017, the most recent tax year-end, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	2018		No Expiration Short- Term(1)	No Expiration Long- Term(1)	Total
Global Allocation Fund	$604,956	(2)	$84,686,226	$9,085,124	$94,376,306
Premier Growth Equity Fund	—		—	—	—
Small-Cap Equity Fund	—		—	—	—
Total Return Fund	—		—	—	—
Tax-Exempt Fund	—		—	—	—
Fixed Income Fund	—		—	1,763,608	1,763,608

(1)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

(2)

Includes capital loss acquired due to Global Allocation Fund’s merger with U.S. Equity Fund on September 28, 2012 and the prior year mergers with Highland International Equity Fund and Global Select Equity Fund on September 20, 2013. The Global Allocation Fund’s ability to utilize these capital losses is limited under Internal Revenue Service regulations.

During the year ended September 30, 2017, the Fixed Income Fund and the Tax-Exempt utilized capital carryforwards in the amount of $3,125 and $1,636, respectively.

The tax composition of distributions paid during the years ended September 30, 2017 and September 30, 2016 (unless otherwise indicated) were as follows:

	Distributions Paid From:
Fund	Exempt Interest	Ordinary Income(1)	Long- Term Capital Gains	Return of Capital(2)
Global Allocation Fund
2017	$—	$57,260,233	$—	$2,173,047
2016	—	75,774,590	—	4,465,661
Premier Growth Equity Fund
2017	—	—	35,694,222	—
2016	—	9,467	19,066,459	—
Small-Cap Equity Fund
2017	—	321,352	2,229,639	—
2016	—	17,190	4,986,416	—
Total Return Fund
2017	—	1,125,467	181,506	—
2016	—	2,913,433	6,064,211	—
Tax-Exempt Fund
2017	366,251	—	—	—
2016	434,910	—	602,638	—
Fixed Income Fund
2017	—	3,450,140	—	261,189
2016
	—	3,332,491	—	301,597

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
(2)	Additional Information will be distributed on Form 1099 at the end of the calendar year.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

Unrealized appreciation and depreciation at March 31, 2018, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	$42,211,757	$(368,344,559)	$(326,132,802)	$941,463,875
Premier Growth Equity Fund	7,030,736	(8,417,960)	(1,387,224)	149,249,224
Small-Cap Equity Fund	12,447,030	(11,540,056)	906,974	58,465,249
Total Return Fund	3,369,801	(3,241,918)	127,883	95,586,011
Tax-Exempt Fund	327,913	(51,001)	276,912	12,752,387
Fixed Income Fund	1,715,764	(2,464,747)	(748,983)	143,144,555

Under current laws, certain capital losses after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2017, the Funds elected to defer the following losses incurred from November 1, 2016 through September 30, 2017:

Fund	Realized Capital Losses	Ordinary Losses
Global Allocation Fund	$(21,934,372)	$(1,248,544)
Premier Growth Equity Fund	—	(203,764)
Small-Cap Equity Fund	—	—
Total Return Fund	—	—
Tax-Exempt Fund	—	—
Fixed Income Fund	(174,628)	—

Note 6. Credit Agreement

On May 18, 2017, the Small-Cap Equity Fund entered into a Master Margin Loan Agreement (the “Margin Loan Agreement”) with The Bank of New York Mellon that expires on May 17, 2018. Interest is charged to the Small-Cap Equity Fund under the Margin Loan Agreement based on its borrowings at a rate equal to LIBOR plus 1.20%. In addition, the Small-Cap Equity Fund pays a commitment fee of 0.40% on any undrawn amount. Included in the Statement of Operations is $174,767 of interest expense and commitment fees. At March 31, 2018, the current outstanding amount was $10,500,000. For the six months ended March 31, 2018, the Small-Cap Equity Fund’s average daily balance under the Margin Loan Agreement was $10,384,198, at a weighted average interest rate of 2.69% for the days outstanding.

On January 10, 2018, the Global Allocation Fund entered into a financing arrangement (the “Financing Arrangement”) with BNP Paribas Prime Brokerage International, Ltd., BNP Prime Brokerage, Inc., acting through its New York Branch, and BNP Paribas (together, the “BNPP Entities”). Under the Financing Agreement, the BNPP Entities may make margin loans to the Global Allocation Fund at a rate of one-month LIBOR + 0.50%. The Financing Arrangement may be terminated by either the Global Allocation Fund or the BNPP Entities with 30 days’ notice. At March 31, 2018, current outstanding and fair value amounts were $132,500,000 and $132,847,356, respectively. The Global Allocation Fund’s average daily balance was $20,446,993 at a weighted average interest rate of 2.06% for the days outstanding.

Note 7. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees and Administration Fees

For its investment advisory services, each Fund pays the Investment Advisor a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of a Fund means the average daily value of the total assets of a Fund less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

The table below shows each Fund’s contractual advisory fee with Highland for the six months ended March 31, 2018:

Fund	Annual Fee Rate to Highland
Global Allocation Fund	0.40%
Premier Growth Equity Fund	0.60%
Small-Cap Equity Fund	0.95%
Total Return Fund	0.50%
Tax-Exempt Fund	0.35%
Fixed Income Fund	0.30%

On behalf of the Funds, the Trust has entered into an administration agreement with State Street and pays State Street a fee for administration services. The Investment

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

Adviser generally assists in all aspects of the Funds’ administration and operations and furnishes offices, necessary facilities, equipment and personnel.

Sub-Advisory Fees

The Total Return Fund, the Tax-Exempt Fund and the Fixed Income Fund are sub-advised by First Foundation Advisors (“FFA”). The Investment Adviser pays each sub-advisor an investment sub-advisory fee out of the advisory fees that it receives form the respective Fund.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Funds pursuant to their distribution plans under Rule 12b-1 under the 1940 Act, as amended, taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Global Allocation Fund, the Small-Cap Equity Fund, the Total Return Fund, the Tax-Exempt Fund and the Fixed Income Fund to 0.90%, 1.15%, 0.95%, 0.65% and 0.65%, respectively, of average daily net assets attributable to any class of the Global Allocation Fund, the Small-Cap Equity Fund, the Total Return Fund, the Tax-Exempt Fund and the Fixed Income Fund (each, an “Expense Cap” and collectively, the “Expense Caps”). The Expense Caps will continue through at least January 31, 2019, and may not be terminated prior to this date without the action or consent of the Board.

Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to a Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.

On March 31, 2018, the amounts subject to possible future recoupment under the Funds’ expense limitations were as follows:

	Expiring during Fiscal Years Ending September 30,
Fund	2018	2019	2020	2021
Global Allocation Fund	$—	$660,281	$—	$40,315
Premier Growth Equity Fund	—	—	—	—
Small-Cap Equity Fund	107,205	222,967	240,496	147,915
Total Return Fund	—	—	—	—
Tax-Exempt Fund	22,801	48,223	71,485	32,064
Fixed Income Fund	—	3,184	32,572	13,712

During the six months ended March 31, 2018, the Investment Adviser did not recoup any fees previously waived or reimbursed, and $85,924 and $3,089 of fees previously waived and or reimbursed in the Small-Cap Equity Fund and the Tax-Exempt Fund, respectively, by the Investment Adviser that were eligible for recoupment expired. No other amounts expired or were recouped from the Funds during the year ended six months ended March 31, 2018.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Effective December 4, 2015, Mr. Powell resigned from his position with the Investment Adviser. Prior to December 8, 2017, Mr. Powell was treated as an Interested Trustee of the Trust for all purposes other than compensation and the Trust’s code of ethics.

The Funds pay no compensation to their officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Distribution and Shareholder Service Fees

The Funds have a distribution and shareholder service plan (each a “Plan” and collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans require the payment of a monthly service fee to Highland Capital Funds Distributor, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, and Class C shares of the Funds. The Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares. Currently Class Y shares are not subject to a 12b-1 fee.

The Underwriter received $11,539 of front-end sales charges from the sale of Class A shares and $19,524 in contingent deferred sales charges from the redemption of Class C shares of the Funds during the six months ended March 31, 2018.

82	Semi-Annual Report

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March 31, 2018	Highland Funds II

Fund	Class A Front End Sales Charges	Class C CDSC Fees
Global Allocation Fund	$6,586	$17,415
Premier Growth Equity Fund	1,577	994
Small-Cap Equity Fund	2,175	1,084
Total Return Fund	733	16
Tax-Exempt Fund	2	—
Fixed Income Fund	466	15

Indemnification

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the potential loss the Funds may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Funds would record if its counterparties failed to perform pursuant to the terms of their obligations to the Funds. Because the Funds may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Funds may be exposed to the credit risk of their counterparties. To limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater NAV fluctuation than if a Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Derivatives Risk

Derivatives risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives. A Fund’s ability to pursue its investment strategy, including its strategy of investing in certain derivative instruments, may be limited to or adversely affected by the Fund’s intention to qualify as a regulated investment company, and its strategy may bear adversely on its ability to so qualify.

Illiquid and Restricted Securities Risk

Certain investments made by the Funds are, and others may be, illiquid, and consequently the Funds may not be

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased. A high percentage of illiquid securities in a Fund creates a risk that such a Fund may not be able to redeem its shares without causing significant dilution to remaining shareholders.

Interest Rate Risk

The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Funds can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates.

Leverage Risk

Each Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Master Limited Partnership (“MLP”) Risk

Master Limited Partnership Risk is the risk of investing in MLP units, which involves some risks that differ from an investment in the equity securities of a company. The Funds may hold a significant investment in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Additionally, a sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows, and changes in the regulatory environment could adversely affect the profitability of MLPs.

Non-U.S. Securities Risk

Non-U.S. securities risk is the risk associated with investing in non-U.S. issuers. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in each Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce each Fund’s yield on any such securities.

84	Semi-Annual Report

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March 31, 2018	Highland Funds II

Senior Loans Risk

The risk that the issuer of a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, senior loans may not mitigate price declines in a long-term interest rate environment. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short Sales Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Note 9. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended March 31, 2018, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Global Allocation Fund	$—	$—	$271,233,754	$384,804,148
Premier Growth Equity Fund	—	—	178,087,458	198,407,637
Small-Cap Equity Fund	—	—	15,691,354	28,109,144
Total Return Fund	—	122,655	43,800,676	25,952,603
Tax-Exempt Fund	—	—	138,652	—
Fixed Income Fund	1,754,203	4,139,555	21,161,488	14,672,716

Note 10. Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds II

The table below shows affiliated issuers of each Fund for the period ended March 31, 2018:

Global Allocation Fund Issuer	Shares at September 30, 2017	Beginning Value as of September 30, 2017	Purchases/ PIK/ Reinvestment at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of March 31, 2018	Shares at March 31, 2018	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	657,039	$14,034,358	$646,680	$—	$—	$(836,687)	$13,844,351	688,774	$646,680
Highland Energy MLP Fund (Master Limited Partnerships)	4,203,447	16,771,754	784,616	—	—	(3,546,780)	14,009,590	4,405,532	784,616
Nexpoint Strategic Opportunities Fund (Registered Investment Companies)	664	15,305	—	—	—	(46)	15,259	664	797
BB Votorantim Highland Infrastructure LLC (Non-U.S. Investment Companies)	10,000	3,491,987	—	—	—	(10,275)	3,481,712	10,000	—
Gambier Bay LLC (U.S. Equity)(1)	16,054,749	2,327,938	—	—	—	200,685	2,528,623	16,054,749	—
TerreStar Corp. (U.S. Equity)	306,550	96,811,555	—	—	—	(11,363,808)	85,447,747	306,550	—
TerreStar Corp. (U.S. Senior Loans)	46,780,973	46,640,630	2,647,586	—	—	41,486	49,329,702	49,428,559	2,647,586

Total	68,013,422	$180,093,527	$4,078,882	$—	$—	$(15,515,425)	$168,656,984	70,894,828	$4,079,679

(1)	Includes the value of iHeart Communications, Inc. bonds as of September 30, 2017 and subsequent activity.

Highland Premier Growth Equity Fund Issuer	Shares at September 30, 2017	Beginning Value as of September 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of March 31, 2018	Shares at March 31, 2018	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	176,920	$3,779,008	$174,131	$(58,181)	$58,181	$(225,294)	$3,727,845	185,465	$115,949
Nexpoint Strategic Opportunities Fund (Registered Investment Companies)	664	15,305	—	—	—	(46)	15,259	664	797

Total	177,584	$3,794,313	$174,131	$(58,181)	$58,181	$(225,340)	$3,743,104	186,129	$116,746

Highland Small-Cap Equity Fund Issuer	Shares at September 30, 2017	Beginning Value as of September 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of March 31, 2018	Shares at March 31, 2018	Affiliated Income
Other Affiliates
NexPoint Residential Trust, Inc., REIT	54,500	$1,293,285	$25,707	$—	$—	$59,827	$1,378,819	55,508	$27,630
Nexpoint Strategic Opportunities Fund (Registered Investment Companies)	664	15,305	—	—	—	(46)	15,259	664	796

Total	$55,164	$1,308,590	$25,707	$—	$—	$59,781	$1,394,078	$56,172	$28,426

Note 11. New Accounting Pronouncements

In November, 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows to explain the change during the period in the total of cash, restricted cash and cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts

86	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

March 31, 2018	Highland Funds II

shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements. The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Disclosures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this update shorten the amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In February 2018, the FASB issued Accounting Standards Update 2018-03, Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update provide a variety of technical corrections and improvements to how entities should account for financial instruments. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years beginning after June 15, 2018. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued. Other than the matter below, no such subsequent events were identified.

Effective May 17, 2018, the Margin Loan Agreement was amended to extend the maturity through May 16, 2019.

Semi-Annual Report	87

ADDITIONAL INFORMATION (unaudited)

March 31, 2018	Highland Funds II

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from October 1, 2017 through March 31, 2018, unless otherwise indicated.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Annualized Expense Ratio(1)	Expenses Paid During the Period(1)
Highland Global Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,007.10	2.12%	$10.61
Class C	1,000.00	1,003.00	2.87%	14.33
Class Y	1,000.00	1,009.00	1.87%	9.37
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,014.36	2.12%	$10.65
Class C	1,000.00	1,010.62	2.87%	14.39
Class Y	1,000.00	1,015.61	1.87%	9.40

88	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (concluded)

March 31, 2018	Highland Funds II

	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Annualized Expense Ratio(1)	Expenses Paid During the Period(1)
Highland Premier Growth Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,081.00	1.23%	$6.38
Class C	1,000.00	1,077.10	1.98%	10.25
Class Y	1,000.00	1,082.10	0.98%	5.09
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.80	1.23%	$6.19
Class C	1,000.00	1,015.06	1.98%	9.95
Class Y	1,000.00	1,020.04	0.98%	4.94
Highland Small-Cap Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,055.20	2.20%	$11.27
Class C	1,000.00	1,050.40	2.95%	15.08
Class Y	1,000.00	1,055.20	1.97%	10.09
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,013.96	2.20%	$11.05
Class C	1,000.00	1,010.22	2.95%	14.78
Class Y	1,000.00	1,015.11	1.97%	9.90
Highland Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$994.60	0.90%	$4.48
Class C	1,000.00	990.90	1.65%	8.19
Class Y	1,000.00	995.80	0.65%	3.23
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,016.70	1.65%	8.30
Class Y	1,000.00	1,021.69	0.65%	3.28
Highland Tax-Exempt Fund
Actual Fund Return
Class A	$1,000.00	$991.50	0.90%	$4.47
Class C	1,000.00	989.60	1.65%	8.18
Class Y	1,000.00	991.80	0.65%	3.23
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,016.70	1.65%	8.30
Class Y	1,000.00	1,021.69	0.65%	3.28
Highland Total Return Fund
Actual Fund Return
Class A	$1,000.00	$971.70	1.10%	$5.41
Class C	1,000.00	968.20	1.85%	9.08
Class Y	1,000.00	973.00	0.85%	4.18
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.45	1.10%	$5.54
Class C	1,000.00	1,015.71	1.85%	9.30
Class Y	1,000.00	1,020.69	0.85%	4.28

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365).

Semi-Annual Report	89

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

300 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Advisers

First Foundation Advisors

18101 Von Karman Ave., Suite 700

Irvine, CA 92612-0145

Transfer Agent

DST Asset Manager Solutions

30 Dan Road

Canton, MA 02021-2809

Underwriter

Highland Capital Funds Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public

Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Washington, DC 20036-2652

This report has been prepared for shareholders of Highland Global Allocation Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Total Return Fund, Highland Tax-Exempt Fund, and Highland Fixed Income Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 6-month period ended March 31, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

90	Semi-Annual Report

Highland Funds

c/o DST Asset Manager Solutions

30 Dan Road

Canton, MA 02021-2809

Highland Funds II	Semi-Annual Report, March 31, 2018

www.highlandfunds.com	HFII-SAR-03/18

Highland Energy MLP Fund

Semi-Annual Report

March 31, 2018

Highland Energy MLP Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

March 31, 2018	Highland Energy MLP Fund

Objective

Highland Energy MLP Fund seeks to provide investors with current income and capital appreciation.

Net Assets as of March 31, 2018

$22.3 million

Portfolio Data as of March 31, 2018

The information below provides a snapshot of Highland Energy MLP Fund at the end of the reporting period. Highland Energy MLP Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Top 10 Holdings as of 03/31/2018 (%)(1)
Energy Transfer Equity LP (Master Limited Partnerships)	21.2
Enterprise Products Partners LP (Master Limited Partnerships)	12.1
Targa Resources Corp. (Common Stocks)	11.9
Williams Partners LP (Master Limited Partnerships)	8.5
SemGroup Corp. (Common Stocks)	8.2
MPLX LP (Master Limited Partnerships)	8.1
Andeavor Logistics LP (Master Limited Partnerships)	7.7
Western Gas Equity Partners LP (Master Limited Partnerships)	7.5
Williams Cos., Inc. (The) (Common Stocks)	7.2
EnLink Midstream Partners LP (Master Limited Partnerships)	7.2

(1)	Holdings are calculated as a percentage of total net assets.

Semi-Annual Report	1

FINANCIAL STATEMENTS

March 31, 2018	Highland Energy MLP Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details of the Fund’s holdings and its market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non- investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland Energy MLP Fund

Shares		Value ($)

Common Stocks - 38.8%

ENERGY (a) - 38.8%
42,226	EnLink Midstream LLC	618,611
58,877	Kinder Morgan, Inc.	886,688
47,553	Plains GP Holdings LP, Class A	1,034,278
85,929	SemGroup Corp., Class A	1,838,880
60,407	Targa Resources Corp.	2,657,908
64,734	Williams Cos., Inc. (The)	1,609,287

		8,645,652

	Total Common Stocks (Cost $13,221,248)	8,645,652

Master Limited Partnerships - 102.5%

ENERGY (a) - 102.5%
38,329	Andeavor Logistics LP	1,717,523
48,949	Boardwalk Pipeline Partners LP	496,832
30,182	Crestwood Equity Partners LP	772,659
333,411	Energy Transfer Equity LP	4,737,770
117,135	EnLink Midstream Partners LP	1,600,064
110,266	Enterprise Products Partners LP	2,699,312
24,986	EQT Midstream Partners LP	1,474,924
6,653	Magellan Midstream Partners LP	388,203
54,963	MPLX LP	1,815,978
111,974	NGL Energy Partners LP	1,231,714
21,144	Plains All American Pipeline LP	465,802
27,347	Shell Midstream Partners LP	575,654
28,222	Suburban Propane Partners LP	621,166
27,164	Sunoco LP	692,954
50,660	Western Gas Equity Partners LP	1,677,859
55,047	Williams Partners LP	1,895,268

		22,863,682

	Total Master Limited Partnerships (Cost $29,540,135)	22,863,682

Total Investments - 141.3%		31,509,334

(Cost $42,761,383)
Other Assets & Liabilities, Net - (41.3)%		(9,211,827)

Net Assets - 100.0%		22,297,507

(a)	All or part of this security is pledged as collateral for the credit facility with Bank of New York Mellon. The market value of the securities pledged as collateral was $31,509,334.

See accompanying Notes to Financial Statements.	3

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2018 (unaudited)	Highland Energy MLP Fund

($)
Assets
Investments, at value	31,509,334

Total Investments, at value	31,509,334
Cash	206,081
Receivable for:
Interest	88
Investment advisory and administration fees (Note 6)	3,457
Fund shares sold	25,201
Net deferred tax asset (Note 4)	1,079,164
Prepaid expenses and other assets	23,552

Total assets	32,846,877

Liabilities
Notes payable (Note 5)	10,400,000
Due to Custodian	22
Payable for:
Fund shares redeemed	4,029
Trustees’ fees	191
Distribution and shareholder service fees (Note 6)	516
Transfer agent fees	1,623
Interest expense and commitment fee payable (Note 5)	43,389
Accrued expenses and other liabilities	99,600

Total liabilities	10,549,370

Commitments and Contingencies (Note 6)
Net Assets	22,297,507

Net Assets Consist of:
Par value (Note 1)	7,004
Paid-in capital	61,973,239
Accumulated net investment income (loss), net of income taxes	(2,921,632)
Accumulated net realized loss from investments, net of income taxes	(27,134,940)
Net unrealized appreciation (depreciation) on investments, net of income taxes	(9,626,164)

Net Assets	22,297,507

Investments, at cost	42,761,383

4	See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of March 31, 2018 (unaudited)	Highland Energy MLP Fund

($)
Class A:
Net assets	1,802,747
Shares outstanding ($0.001 par value; unlimited shares authorized)	563,842

Net asset value per share(a)(b)	3.20

Maximum offering price per share(c)	3.40

Class C:
Net assets	2,714,503
Shares outstanding ($0.001 par value; unlimited shares authorized)	852,555

Net asset value and offering price per share(a)	3.18

Class Y:
Net assets	17,780,257
Shares outstanding ($0.001 par value; unlimited shares authorized)	5,587,895

Net asset value, offering and redemption price per share	3.18

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)	The sales charge is 5.75%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

See accompanying Notes to Financial Statements.	5

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2018 (unaudited)	Highland Energy MLP Fund

($)
Investment Income
Income:
Dividends and distributions	1,308,915
Interest	484
Return of capital (Note 2)	(1,181,591)

Total Income	127,808

Expenses:
Investment advisory (Note 6)	187,874
Administration fees (Note 6)	37,575
Distribution and shareholder service fees: (Note 6)
Class A	3,181
Class C	16,349
Transfer agent fees	11,519
Trustees fees (Note 6)	2,712
Accounting services fees	12,189
Audit and tax preparation fees	53,303
Legal fees	8,855
Registration fees	23,005
Insurance	1,838
Reports to shareholders	13,882
Interest expense and credit agreement (Note 5)	177,323
Tax expense	669
Other	1,534

Total operating expenses before waiver and reimbursement (Note 6)	551,808
Less: Expenses waived or borne by the adviser and administrator	(210,122)

Net operating expenses	341,686

Net investment loss	(213,878)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	(1,271,619)

Change in unrealized appreciation (depreciation) on:
Investments	(2,817,165)
Deferred tax expense (Note 4)	(187,827)

Net realized and unrealized gain (loss) on investments	(4,276,611)

Total decrease in net assets resulting from operations	(4,490,489)

6	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Energy MLP Fund

	Six Months Ended March 31, 2018 (unaudited) ($)	Year Ended September 30, 2017 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	(213,878)	(1,381,449)
Net realized gain (loss) on investments, net of income taxes	(1,271,619)	(7,607,519)
Net increase (decrease) in unrealized appreciation (depreciation) on investments, net of income taxes	(3,004,992)	5,479,244

Net decrease from operations	(4,490,489)	(3,509,724)

Distributions to shareholders from:
Return of Capital
Class A	(117,977)	(408,274)
Class C	(141,491)	(344,737)
Class Y	(1,036,870)	(2,425,133)

Total distributions	(1,296,338)	(3,178,144)

Decrease in net assets from operations and distributions	(5,786,827)	(6,687,868)

Share transactions:
Proceeds from sale of shares
Class A	189,744	2,294,254
Class C	367,176	1,734,106
Class Y	4,909,648	4,511,471
Value of distributions reinvested
Class A	108,989	385,749
Class C	140,499	331,432
Class Y	1,035,469	2,416,508
Cost of shares redeemed
Class A	(1,155,407)	(4,593,043)
Class C	(735,742)	(1,463,716)
Class Y	(4,232,607)	(7,005,478)

Net increase (decrease) from shares transactions	627,769	(1,388,717)

Total decrease in net assets	(5,159,058)	(8,076,585)
Net Assets
Beginning of period	27,456,565	35,533,150

End of period	22,297,507	27,456,565

Accumulated net investment loss	(2,921,632)	(2,707,754)

See accompanying Notes to Financial Statements.	7

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Energy MLP Fund

	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	49,828	482,596
Issued for distribution reinvested	27,962	84,950
Shares redeemed	(286,995)	(983,069)

Net decrease in fund shares	(209,205)	(415,523)

Class C:
Shares sold	96,758	375,312
Issued for distribution reinvested	36,120	73,612
Shares redeemed	(188,295)	(309,152)

Net increase (decrease) in fund shares	(55,417)	139,772

Class Y:
Shares sold	1,239,185	1,055,255
Issued for distribution reinvested	266,485	542,420
Shares redeemed	(1,111,005)	(1,656,057)

Net increase (decrease) in fund shares	394,665	(58,382)

8	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2018 (unaudited)	Highland Energy MLP Fund

($)
Cash Flows Used for Operating Activities:
Net decrease in net assets resulting from operations	$(4,490,489)

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities Operating Activities:
Purchases of investment securities from unaffiliated issuers	(4,123,706)
Proceeds from disposition investment securities from unaffiliated issuers	4,103,180
Proceeds from return of capital distributions	1,181,591
Net realized loss on investments	1,271,619
Net change in unrealized appreciation on investments	2,817,165
Decrease in receivable for net deferred tax asset	187,827
Increase in investment advisory and administration fees receivable	(3,457)
Decrease in prepaid and other assets	1,767
Increase in payable to trustees’ fees	191
Decrease in payables for investment advisory and administration fees	(2,830)
Decrease in payable for distribution and shareholder service fees	(177)
Decrease in payable to transfer agent fees	(1,156)
Increase in payable for interest expense and commitment fees	7,718
Increase in accrued expenses and other liabilities	43,112

Net cash flow provided by operating activities	992,355

Cash Flows Used In Financing Activities:
Decrease in notes payable	(1,090,000)
Distributions paid in cash	(11,380)
Payments on shares redeemed	(6,120,994)
Proceeds from shares sold	5,513,160

Net cash flow used in financing activities	(1,709,214)

Net increase in Cash	(716,859)

Cash:
Beginning of period	922,940

End of period	$206,081

Supplemental disclosure of cash flow information:
Reinvestment of distributions	$1,284,957

Cash paid during the period for interest and commitment fees	$169,605

See accompanying Notes to Financial Statements.	9

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$4.01		$4.94	$6.58	$12.17	$10.32	$10.98
Income from Investment Operations:
Net investment loss(a)	(0.03)		(0.21)	(0.11)	(0.12)	(0.13)	(0.08)
Net realized and unrealized gain/(loss)	(0.60)		(0.27)	(1.03)	(4.94)	2.52	1.06

Total from investment operations	(0.63)		(0.48)	(1.14)	(5.06)	2.39	0.98
Less Distributions Declared to Shareholders:
From net investment income	—		—	—	—	(0.09)	(1.32)
From return of capital	(0.18)		(0.45)	(0.50)	(0.53)	(0.45)	(0.32)

Total distributions declared to shareholders	(0.18)		(0.45)	(0.50)	(0.53)	(0.54)	(1.64)
Net Asset Value, End of Period(b)	$3.20		$4.01	$4.94	$6.58	$12.17	$10.32
Total Return(b)(c)	(16.50	)%(d)	(10.35)%	(15.98)%	(43.12)%	23.83%	10.07%
Ratios to Average Net Assets(e):
Net assets, end of period (in 000’s)	$1,803		$3,100	$5,875	$9,575	$2,758	$38
Gross operating expenses(f)(g)	5.76%		6.31%	10.23%	(7.83)%	10.60%	26.30%
Net investment income/(loss), net of income taxes(g)	(3.17)%		(3.89)%	(7.18)%	8.76%	(8.65)%	(0.74)%
Portfolio turnover rate	12	%(d)	8%	49%	33%	40%	177%

(a)	Per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	For the Years Ended September 30,
		2017	2016	2015	2014	2013
Gross operating expenses excluding income tax expense/(benefit)	4.32%	3.82%	4.01%	2.05%	3.02%	20.12%
Net operating expenses (net of waiver/reimbursement and excluding income tax expense/(benefit), if applicable, but gross of all other operating expenses)	2.72%	2.35%	2.18%	1.65%	1.45%	1.24%
Interest expense and commitment fees	1.36%	0.99%	0.79%	0.29%	—	—
Dividends and fees on securities sold short	—	—	—	—	—	—

(g)	Calculation includes the impact of deferred tax expense/(benefit).

10	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$3.99		$4.93	$6.56	$12.16	$10.34	$10.96
Income from Investment Operations:
Net investment loss(a)	(0.05)		(0.24)	(0.14)	(0.19)	(0.20)	(0.18)
Net realized and unrealized gain/(loss)	(0.59)		(0.28)	(1.02)	(4.94)	2.52	1.10

Total from investment operations	(0.64)		(0.52)	(1.16)	(5.13)	2.32	0.92
Less Distributions Declared to Shareholders:
From net investment income	—		—	—	—	(0.08)	(1.22)
From return of capital	(0.17)		(0.42)	(0.47)	(0.47)	(0.42)	(0.32)

Total distributions declared to shareholders	(0.17)		(0.42)	(0.47)	(0.47)	(0.50)	(1.54)
Net Asset Value, End of Period(b)	$3.18		$3.99	$4.93	$6.56	$12.16	$10.34
Total Return(b)(c)	(16.89	)%(d)	(11.26)%	(16.49)%	(43.55)%	23.02%	9.42%
Ratios to Average Net Assets(e):
Net assets, end of period (in 000’s)	$2,715		$3,627	$3,788	$2,523	$491	$20
Gross operating expenses(f)(g)	6.51%		7.06%	10.98%	(7.08)%	11.27%	26.79%
Net investment income/(loss), net of income taxes(g)	(3.93)%		(4.60)%	(7.93)%	8.02%	(9.24)%	(1.68)%
Portfolio turnover rate	12	%(d)	8%	49%	33%	40%	177%

(a)	Per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	For the Years Ended September 30,
		2017	2016	2015	2014	2013
Gross operating expenses excluding income tax expense/(benefit)	5.07%	4.57%	4.76%	2.80%	3.69%	20.61%
Net operating expenses (net of waiver/reimbursement and excluding income tax expense/(benefit), if applicable, but gross of all other operating expenses)	3.47%	3.10%	2.93%	2.40%	2.10%	2.17%
Interest expense and commitment fees	1.36%	0.99%	0.79%	0.29%	—	—
Dividends and fees on securities sold short	—	—	—	—	—	—

(g)	Calculation includes the impact of deferred tax expense/(benefit).

See accompanying Notes to Financial Statements.	11

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2018 (unaudited)		For the Years Ended September 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$3.99		$4.93	$6.60	$12.21	$10.34	$10.99
Income from Investment Operations:
Net investment loss(a)	(0.03)		(0.19)	(0.10)	(0.09)	(0.08)	(0.07)
Net realized and unrealized gain/(loss)	(0.60)		(0.28)	(1.06)	(4.97)	2.52	1.11

Total from investment operations	(0.63)		(0.47)	(1.16)	(5.06)	2.44	1.04
Less Distributions Declared to Shareholders:
From net investment income	—		—	—	—	(0.09)	(1.37)
From return of capital	(0.18)		(0.47)	(0.51)	(0.55)	(0.48)	(0.32)

Total distributions declared to shareholders	(0.18)		(0.47)	(0.51)	(0.55)	(0.57)	(1.69)
Net Asset Value, End of Period(b)	$3.18		$3.99	$4.93	$6.60	$12.21	$10.34
Total Return(b)(c)	(16.47	)%(d)	(10.32)%	(16.14)%	(43.01)%	24.25%	10.62%
Ratios to Average Net Assets(e):
Net assets, end of period (in 000’s)	$17,780		$20,729	$25,870	$28,707	$29,741	$3,392
Gross operating expenses(f)(g)	5.51%		6.06%	9.98%	(8.08)%	10.26%	17.43%
Net investment income/(loss), net of income taxes(g)	(2.93)%		(3.61)%	(6.93)%	9.01%	(8.68)%	(0.71)%
Portfolio turnover rate	12	%(d)	8%	49%	33%	40%	177%

(a)	Per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2018 (unaudited)	For the Years Ended September 30,
		2017	2016	2015	2014	2013
Gross operating expenses excluding income tax expense/(benefit)	4.07%	3.57%	3.76%	1.80%	2.68%	11.25%
Net operating expenses (net of waiver/reimbursement and excluding income tax expense/(benefit), if applicable, but gross of all other operating expenses)	2.47%	2.10%	1.93%	1.40%	1.10%	1.20%
Interest expense and commitment fees	1.36%	0.99%	0.79%	0.29%	—	—
Dividends and fees on securities sold short	—	—	—	—	—	—

(g)	Calculation includes the impact of deferred tax expense/(benefit).

12	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2018	Highland Energy MLP Fund

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios that are currently being offered as of March 31, 2018 including the Highland Energy MLP Fund (“the Fund”). The other portfolios are reported separately from the Fund.

Fund Shares

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). The Fund currently offers the following three share classes to investors, Class A, Class C, and Class Y Shares.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is 5.75%.

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Fund’s prospectus. Purchases of $1 million or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class C shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Y Shares of the Fund.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund is an investment company that applies the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund, are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability which provide appropriate pricing services and which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV) will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Energy MLP Fund

be relevant, including but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2018, the Fund’s investments consisted of common stocks and master limited partnerships. If applicable, the fair values of the Fund’s common stocks and master limited partnerships that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Energy MLP Fund

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended March 31, 2018, there were no transfers between levels. A summary of the inputs used to value the Fund’s assets as of March 31, 2018 is as follows:

	Total value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy MLP Fund
Assets
Common Stocks(1)	$8,645,652	$8,645,652	$—	$—
Master Limited Partnerships(1)	22,863,682	22,863,682	—	—

Total	$31,509,334	$31,509,334	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available and is verified. Interest income is recorded on the accrual basis.

Partnership Accounting Policy

The Fund records its pro rata share of the income (loss) and capital gains (losses) allocated from the underlying partnerships, determines the amount of distributions received from underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations as “Dividends and distributions” and “Return of capital.”

U.S. Federal Income Tax Status

The Fund will be taxable as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes, and thus will pay entity-level taxes as described below. Prior to the Fund’s taxable year ending September 30, 2013, the Fund elected to be treated and qualified annually as a regulated investment company (“RIC”) accorded special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).

Master Limited Partnerships

Master Limited Partnerships, commonly referred to as “MLPs,” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs treated as partnerships under the Code, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Energy MLP Fund

the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Income Taxes

Since implementing the Fund’s revised strategy to concentrate in MLP investments, the Fund is no longer eligible for treatment as a regulated investment company under the Code. Accordingly, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. As a result, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations as well as state and local income taxes. The Fund’s MLP investments operate in various state and local jurisdictions.

The Fund invests its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLP’s taxable income in computing its own taxable income. Deferred income taxes reflect (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and (iii) the net tax benefit of accumulated net operating and capital losses.

In calculating the Fund’s daily NAV, the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue, in accordance with GAAP, a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

The Fund also will accrue, in accordance with GAAP, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards and unrealized losses. To the extent the Fund has a net deferred tax asset balance, the Fund may record a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund’s daily NAV; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on future cash distributions from the Fund’s MLP holdings), the duration of statutory carryforward periods and the associated risk that operating and capital loss carryforwards may expire unused. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balance as new information becomes available. Such modifications, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating and capital losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material. As of March 31, 2018, the valuation allowance amounted to $7,962,879. For all open tax years and for all major jurisdictions, management of the Fund has concluded that there are no other significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to the MLP units held in the portfolio and to estimate the associated deferred tax assets or liabilities. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund modifies its estimates or assumptions regarding the deferred tax assets or liabilities. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Energy MLP Fund

state income taxes, if any, as income tax expense on its Statement of Operations. The Fund files tax returns in U.S. federal and state jurisdictions. As of September 30, 2017, the Fund is generally no longer subject to income tax examinations by U.S. federal, state, or local tax authorities for calendar years prior to September 30, 2014.

Return of Capital Estimates

Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended March 31, 2018, the Fund estimated that approximately 90% of the MLP distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $1,181,591 of dividends and distributions received from its investments.

Distributions to Shareholders

The Fund intends to make quarterly cash distributions of all or substantially all cash distributions the Fund receives from MLP investments, after allowance for any fund-level taxes to its shareholders. Due to the tax treatment of the Fund’s allocations and distributions from MLPs, the Investment Adviser expects that a significant portion of the Fund’s distributions to shareholders will typically be treated as a return of capital in the hands of shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the Fund’s current and accumulated earnings and profits as described below). However, no assurance can be given in this regard; just as the Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the Fund is able to make return of capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the Fund’s portfolio (i.e., as between MLP equity securities and other investments, the level of allocations of net income and other tax items to the Fund from its underlying MLP investments during a particular taxable year, the length of time the Fund has owned the MLP equity securities in its portfolio, and the extent to which the Fund disposes of MLP equity securities during a particular year, including, if necessary, to meet Fund shareholder redemption requests.

In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds the Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will constitute a tax-free return of capital to the extent of the shareholder’s basis in the Fund shares and thereafter generally will be taxable to the shareholder as capital gain. Any such distribution, in turn, will result in a reduction in a shareholder’s basis in the Fund’s shares (but not below zero) to the extent of the return of capital and in the shareholder’s recognizing more gain or less loss (that is, will result in an increase of a shareholder’s tax liability) when the shareholder later sells shares of the Fund. To permit the Fund to maintain a more stable distribution rate, the Fund may distribute less or more than the entire amount of cash it receives from its investments in a particular period. Any undistributed cash would be available to supplement future distributions, and until distributed would add to the Fund’s NAV. Correspondingly, such amounts, once distributed, reduce the Fund’s NAV. In addition, in the discretion of the Fund, the Fund may determine not to make distributions at one or more times during the year, including by reason of potential adverse tax consequences to shareholders.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are non-recurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Note 3. Securities Lending

The Fund may make secured loans of its portfolio securities amounting to not more than 30% of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Energy MLP Fund

policy, securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral in cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. Collateral must be valued daily by the Custodian and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. If the collateral consists of non-cash collateral, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, State Street Bank and Trust Company (“State Street”) will reinvest the cash. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund will recall the loaned securities upon reasonable notice in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved.

Securities lending transactions are entered into pursuant to Securities Loan Agreements (“SLA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by State Street. State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof. During the six months ended March 31, 2018, the Fund did not participate in securities lending.

Note 4. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) differences with respect to the treatment of investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

As of March 31, 2018, the Fund’s income tax provision consisted of the following:

	Current	Deferred	Total
Federal Tax Expense	$—	$167,239	$167,239
State Tax Expense	—	20,588	20,588

Total Tax Expense	—	$187,827	$187,827

Deferred income taxes reflect (i) taxes on unrealized gains/(losses), which are attributable to the difference between fair market value and tax basis; (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes; (iii) the net tax benefit of net operating losses, and (iv) remeasurement of the net deferred tax assets. The applicable tax rate for the fiscal year ended September 30, 2018 of 24.25% represents the weighted average United States Federal statutory tax rate. Total income taxes were different from the amount computed by applying the federal statutory income tax rate of 24.25% to the net investment loss and realized and unrealized gains (losses) on investments before taxes for the period ended March 31, 2018, as follows:

2018
Tax at U.S. federal statutory income tax rate	24.250%
State income taxes, net of federal benefit	2.479%
Dividends received deduction	1.060%
Change in tax rate	(10.086)%
Change in valuation allowance	(22.068)%
Other	0.0000%

Effective Income Tax Rate	(4.365)%

H.R.1, Tax Cuts and Jobs Act (“Tax Act”) was enacted on December 22, 2017. The Tax Act includes significant changes to the Internal Revenue Code of 1986, as amended, that significantly change the taxation of business entities. ASC 740, Accounting for Income Taxes, requires companies to recognize the effect of tax law

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Energy MLP Fund

changes in the period of enactment. The Tax Act reduces the U.S. corporate statutory tax rate from 35 percent to 21 percent for years after 2017. The Fund has remeasured the U.S. deferred tax assets and liabilities as of the enactment date to reflect the reduced rate that will apply in future periods when these deferred taxes will reverse, resulting in a reduction of the net deferred tax assets by $5,107,081, which is offset by the reduction in valuation allowance by $4,673,100, for a total reduction to the deferred tax balance of $433,982. Deferred tax expense of $187,827 is principally related to the remeasurement of our deferred tax assets that are deemed to reverse at the new 21% tax rate partially offset by the deferred tax benefit on the unrealized losses recognized in the current year.

For the period ended March 31, 2018, the Fund’s effective tax rate of (4.365)% was less than the combined federal and state tax rate of 26.729% due in large part to the change in valuation allowance.

As of March 31, 2018, significant components of the Fund’s net deferred tax assets were as follows:

Total
Net unrealized losses (gains) on investments	$3,290,280
Net operating loss carryforward	2,067,739
Capital loss carryforward	5,248,642

Total deferred tax assets	10,606,661

Valuation allowance	(7,962,879)

Total DTA, net of valuation allowance	2,643,782

Deferred tax liability: unrealized ordinary income	(1,564,618)

Total DTA, net of Deferred Tax Liability	$1,079,164

As of March 31, 2018, the Fund has tax attributes that carry forward for varying periods. The Fund’s federal net operating loss carryforward of $6,631,557 that originated during 2014 — 2017 can be carried back two years or forward twenty years to reduce the Fund’s net income realized during those other years. These federal net operating losses will begin to expire in 2034 if they are not utilized. The Fund’s federal operating loss of $2,135,544 created in 2018 can be carried forward indefinitely as a result of the Tax Act. The Fund has state net operating losses of $4,191,787 (net of estimated state apportionment) that can reduce the Fund’s state taxable income and will begin to expire in 2024 if they are not utilized. The Fund’s capital losses of $22,253,951 originated in 2014 — 2018. The net capital loss generally can be carried back three years and forward five years to offset any capital gains realized during those other years. The Fund has recorded a partial valuation allowance in connection with federal and state net operating loss carryforwards (as discussed below) and a full valuation in connection with the capital loss carryforwards. The Fund Management believes it is more likely than not that the tax benefits will not be recognized for the valuation allowance established. In the event a capital loss carryover or net operating loss carryover cannot be utilized in the carryover periods, the Fund’s U.S. federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.

The Fund periodically reviews the recoverability of its deferred tax assets based on the weight of available evidence and the criteria for whether it is more likely than not that the asset would be utilized under ASC 740. In analyzing the potential need for a valuation allowance, the Fund considered the fact that it has incurred a cumulative loss over the three-year period ended March 31, 2018. A significant portion of the Fund’s net pre-tax losses related to unrealized depreciation of investments that arose during the 2015 and 2016 fiscal years as a result of decline in the overall financial, commodity and MLP markets.

The balance of the deferred tax asset, net of valuation allowance, is made up of two components. The first is the tax effected unrealized losses on the Fund’s investments in C-corporations. When assessing the recoverability of its deferred tax asset, significant weight was given to the Fund’s forecast of future taxable income, which is based principally on the expected continuation of MLP cash distributions at or near current levels. Due to the tax treatment of the Fund’s partnership investments, Management has been able to forecast future taxable income of the appropriate character from those investments. This expected taxable income is more likely than not sufficient to realize the benefit of a portion of the tax basis in unrealized losses of the investments in C-corporations equal to the book unrealized balance in those investments, which is tracked daily in conjunction with the Fund’s NAV. Recovery of this portion of the deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The second component represents net operating losses which are offset by the unrealized ordinary income under Section 751 of the Code that is measurable for the Fund’s open partnership investments. This amount is reflected as a deferred tax liability in the above table. The valuation allowance decreased approximately $4,387,041 from September 30, 2017 primarily as a result of the remeasurement relating to the change in federal tax rates, offset by an increase due to changes in unrealized values of the Fund’s assets, realized losses, net and operating losses, tax rate changes, and the Investment Adviser’s estimate of measurable Section 751 unrealized ordinary income.

The Fund will review its financial forecasts in relation to actual results and expected trends on an ongoing basis. Unexpected significant decreases in MLP cash distributions

Semi-Annual Report	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Energy MLP Fund

or significant further declines in the fair value of its portfolio of investments may change the Fund’s assessment regarding the recoverability of the balance of the deferred tax asset and would likely result in additional valuation allowance. If additional valuation allowance is required to reduce the balance of the deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The tax character of distributions paid during the period/year ended March 31,2018 and September 30, 2017 was as follows:

Year	Return of Capital	Ordinary Income
2018	$1,296,338	$—
2017	3,178,144	—

Unrealized appreciation and depreciation at March 31, 2018, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation) Before Tax	Net Appreciation/ (Depreciation) After Tax	Cost(1)
$151,014	$(13,864,604)	$(13,713,590)	$(10,479,210)	$45,222,924

(1)	Cost is reflected net of estimated unrealized Section 751 ordinary income of $6,633,892 within the Fund’s partnership positions.

Note 5. Credit Agreement

On March 2, 2016 the Fund entered into a Master Margin Loan Agreement (the “Agreement”) with The Bank of New York Mellon that expires on February 27, 2019. Interest is charged to the Fund based on its borrowings at a rate equal to LIBOR plus 1.10%. In addition, the Fund pays a commitment fee of 0.40% on any undrawn amount. Included in the Statement of Operations is $177,323 of interest expense and commitment fees. As of March 31, 2018, the Fund had an outstanding balance of $10,400,000 under the Agreement. The fair value of the outstanding debt under the Agreement was estimated to be $10,501,305, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 11 month risk free rate. For the six months ended March 31, 2018, the Fund’s average daily note balance was $11,414,670 at a weighted average interest rate of 2.56% for the days outstanding.

Note 6. Transactions with Affiliates & Expenses Incurred by the Fund

Investment Advisory Fees and Administration Fees

For its investment advisory and administrative services, the Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the

Fund’s Average Daily Managed Assets. Average Daily Managed Assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). The Fund’s contractual advisory fee with the Investment Adviser for the period ended March 31, 2018, was 1.00%.

The Investment Adviser provides administrative services for a monthly administration fee, computed and accrued daily, at an annual rate of 0.20% of the Fund’s Average Daily Managed Assets. During the period ended March 31, 2018, the Investment Adviser waived $35,696 in administrative fees for the Fund. This administration fee waiver is voluntary and is subject to termination at any time by the Investment Adviser without notice.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses of the Fund (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the 1940 Act, taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 1.10% of average daily net assets attributable to any class of the Fund (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2019, and may not be terminated prior to this date without the action or consent of the Board. Under the Expense Cap, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to a Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.

On March 31, 2018, the amount subject to possible future recoupment under the Fund’s expense limitation agreement were as follows:

	Expiring during Fiscal Years Ending September 30,
Fund	2018	2019	2020	2021
Highland Energy MLP Fund	$9,975	$458,560	$381,492	$174,426

During the six months ended March 31, 2018, the Investment Adviser did not recoup any fees previously waived or reimbursed and $91,966 of fees previously waived and or reimbursed by the Investment Adviser that were eligible for recoupment expired.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”)

20	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Energy MLP Fund

receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Effective December 4, 2015, Mr. Powell resigned from his position with the Investment Adviser. Prior to December 8, 2017, Mr. Powell was treated as an Interested Trustee of the Trust for all purposes other than compensation and the Trust’s code of ethics.

The Fund pays no compensation to its officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Distribution and Shareholder Service Fees

The Fund has a distribution and shareholder service plan (the “Plan”) pursuant to Rule12b-1 under the 1940 Act. The Plan requires the payment of a monthly service fee to Highland Capital Funds Distributor, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund.

In addition, the Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A shares. The Fund is not currently authorized by the Board to pay such fees but may at any time without shareholder approval. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares. Currently Class Y shares are not subject to a 12b-1 fee.

The Underwriter received $662 of front end sales charges from the sale of Class A shares and $3,472 in contingent deferred sales charges from the redemption of Class C shares of the Fund during the six months ended March 31, 2018.

Indemnification

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

Note 7. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Fund are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the risk that the counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Industry Concentration Risk

Industry Concentration Risk is the risk that the Fund may be particularly susceptible to economic, political or regulatory events affecting those industries in which the Fund focuses its investments. Because the Fund normally invests at least 80% of the value of its assets in MLP investments, the Fund’s performance largely depends on the overall condition of these industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with these industries.

Leverage Risk

Leverage risk is the risk associated with the use of leverage for investment purposes to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to Fund shareholders.

MLP Risk

MLP Risk is the risk of investing in MLP units, which involves some risks that differ from an investment in the equity securities of a company. The Fund intends to invest substantially in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state

Semi-Annual Report	21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Energy MLP Fund

without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Investments in MLP units also present special tax risks. See “MLP Tax Risk” below.

MLP Tax Risk

MLP Tax risk is the risk that the MLPs in which the Fund invests will fail to be treated as partnerships for U.S. federal income tax purposes. The Fund’s ability to meet its investment objective will depend, in large measure, on the level of dividends, distributions or income it receives from the MLPs in which it invests and on the MLPs’ continued treatment as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain its partnership status, or if it is unable to do so because of tax or other law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay U.S. federal income tax (as well as state and local taxes) at the entity level on its taxable income and distributions received by the Fund would be taxable to the Fund as dividend income to the extent of the MLP’s current and accumulated earnings and profits for federal tax purposes. The classification of an MLP as a corporation for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and the value of the Fund’s investment in any such MLP. As a result, the value of the Fund’s shares and the cash available for distribution to Fund shareholders could be materially reduced.

Note 8. Investment Transactions Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended March 31, 2018, were as follows:

Other Securities
Purchases	Sales
$4,123,706	$4,103,180

Note 9. Significant Shareholders

The number of shareholders each owning 5% or more of the Fund is listed below. The total percentage of the Fund held by such external shareholders as well as percentage of the Fund held by certain directly and indirectly wholly owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at March 31 2018 were:

Number	% of Fund Held
3	86.45%

Investment activities of these shareholders, including redemptions, could have a material impact on the Fund and remaining shareholders.

Note 10. New Accounting Pronouncements

In November, 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows to explain the change during the period in the total of cash, restricted cash and cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements. The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Dis- closures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this update shorten the amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

22	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

March 31, 2018	Highland Energy MLP Fund

In February 2018, the FASB issued Accounting Standards Update 2018-03, Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update provide a variety of technical corrections and improvements to how entities should account for financial instruments. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years beginning after June 15, 2018. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events to report which have not already been recorded or disclosed in these financial statements and accompanying notes.

Semi-Annual Report	23

ADDITIONAL INFORMATION (unaudited)

March 31, 2018	Highland Energy MLP Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund is made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from October 1, 2017 through March 31, 2018, unless otherwise indicated.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Annualized Expense Ratio(1)	Expenses Paid During the Period(1)
Highland Energy MLP Fund
Actual Fund
Class A	$1,000.00	$835.00	4.15%	$18.99
Class C	1,000.00	831.10	4.90%	22.37
Class Y	1,000.00	835.30	3.90%	17.85
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,004.24	4.15%	$20.74
Class C	1,000.00	1,000.50	4.90%	24.44
Class Y	1,000.00	1,005.48	3.90%	19.50

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365).

24	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

300 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

DST Asset Manager Solutions

30 Dan Road

Canton, MA 02021-2809

Underwriter

Highland Capital Funds Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Washington, DC 20036-2652

This report has been prepared for shareholders of Highland Energy MLP Fund. The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting records for the most recent 6-month period ended March 31, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling

1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Fund’s Trustees and are available upon request without charge by calling 1-877-665-1287.

Semi-Annual Report	25

Highland Funds

c/o DST Asset Manager Solutions

30 Dan Road

Canton, MA 02021-2809

Highland Energy MLP Fund	Semi-Annual Report, March 31, 2018

www.highlandfunds.com	HFII-MLP-SAR-03/18

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Semi-Annual Reports filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Highland Funds II’s (“the Registrant”) Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of such controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: June 6, 2018